UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-177319
Pre-Effective Amendment No.□
Post-Effective Amendment No. 4☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 458☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [EV] New York 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
The contracts described in this prospectus are only available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 50. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds

•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Extra Value Credit ("Credit") – The amount Nationwide applies to the Contract Value that is equal to 5% of each purchase payment made during the first Contract Year.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 7% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 7% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.

Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 7% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 7% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	8%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	8%	7%	6%	5%	4%	3%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Maximum Mortality and Expense Risk Charge	1.65% [4]
Administrative Charge	0.20%
One-Year Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	2.05%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base5)
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [6]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [7]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.65%
Administrative Charge (applicable to all contracts)	0.20%
One-Year Enhanced Death Benefit Option Charge	0.20%
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [8]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [8]
Maximum Possible Total Variable Account Charges	3.95% [9]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The transaction amount is the amount of the transfer determined to be engaged in short-term trading (see Short-Term Trading Fees).
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.
[5]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[6]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 1.20% of the Current Income Benefit Base.

[7]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[8]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[9]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated (without application of the Extra Value Credit);
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.95%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,688	$3,263	$4,610	$7,481	*	$2,563	$4,110	$7,481	$888	$2,563	$4,110	$7,481
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,289	$2,169	$2,952	$4,917	*	$1,469	$2,452	$4,917	$489	$1,469	$2,452	$4,917
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
For Non-Qualified Contracts, the minimum initial purchase payment is $10,000. For all other contract types, the minimum initial purchase payment is $3,000. A Contract Owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first Contract Year. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.

Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all Credits applied to the contract (see Right to Examine and Cancel and Extra Value Credits).
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets from the date of contract issuance through the end of the eighth Contract Year. Beginning in the ninth Contract Year, the amount of the Mortality and Expense Risk Charge will be an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. A portion of the Mortality and Expense Risk Charge may be used to compensate Nationwide for providing the Credits. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments withdrawn.
A portion of the CDSC may be used to compensate Nationwide for providing the Credits.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:

•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced.  For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will return the Contract Value, less any Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.

Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Nationwide Lifetime Income Rider limits the list of Sub-Accounts available in connection with that option.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.

Except with respect to statements relating to age, sex, and identity, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.

Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets from the date of contract issuance through the end of the eighth Contract Year. Beginning in the ninth Contract Year, the amount of the Mortality and Expense Risk Charge will be an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. A portion of the Mortality and Expense Risk Charge may be used to compensate Nationwide for providing the Credits. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7	8+
CDSC Percentage	8%	8%	8%	7%	6%	5%	4%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
A portion of the CDSC may be used to compensate Nationwide for providing the Credits.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 7% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least eight years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.

Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Credits applied.
When a purchase payment and any Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous table.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment

Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide L.inc Rider. If this option terminates, then Nationwide will no longer assess the fee associated with this option.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts issued before January 14, 2013, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.50%	4.50%	5.50%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.

Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Following is a list of the investment options that are permitted when the 7% Nationwide Lifetime Income Rider is elected. Only the investment options shown are available for election.
•	American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Note: Some of the investment options listed are funds of funds. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information.
Reduction of Variable Account Charges
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.65% of the Daily Net Assets for the first eight Contract Years. Beginning in the 9th Contract Year, the charge is reduced to an annualized rate of 1.30% of the Daily Net Assets. To reduce the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract in its third Contract Year where no optional benefit is elected, the Variable Account value will be calculated using unit values with Variable Account charges of 1.85%. Beginning with the ninth Contract Year, the charge will be reduced and the Variable Account value will be calculated using the unit values with Variable Account charges 1.50%. Thus, the Mortality and Expense Risk Charge is reduced in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.85% will have a lower unit value than Sub-Account X with charges 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner;
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Operation of the Contract
Extra Value Credits
For the first Contract Year, Nationwide will apply a Credit to the contract equal to 5% of each purchase payment made to the contract. The Credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts and the Fixed Account in the same proportion and at the same time that the purchase payment is allocated to the contract.
For purposes of all benefits and taxes under these contracts, Credits are considered earnings, not purchase payments.
Recapture of Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all Credits applied to the contract.
The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
After the expiration of the free look period, the Credits will be fully vested and no longer subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.85% to 2.05% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. The free look period is 10 days, unless the contract is purchased as a replacement for another annuity contract, in which case it is 60 days. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. Nationwide will also honor any free look cancellation for replacement annuity contracts that are received at the Service Center or postmarked within 60 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
In the event of a free look cancellation, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 7% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	charges associated with the 7% Nationwide Lifetime Income Rider and Joint Option (if elected)

•	application of any Extra Value credits (and any recapture of such credits, if applicable)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide's consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 7% Nationwide Lifetime Income Rider referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 7% Nationwide Lifetime Income Rider.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider. Termination is effective on the date the termination request is received at the Service Center in good order.

Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the benficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature
The standard death benefit and the One-Year Enhanced Death Benefit Option include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if the death benefit option is elected, both spouses must meet the age requirements for the death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 7% Nationwide Lifetime Income Rider
If the Contract Owner elected the 7% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 7% Nationwide Lifetime Income Rider.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 7% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Model are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and

•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.85% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If no purchase payments are received in the three years before the Annuitization Date, and if the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177319

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility.
Designation: VOL
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS
Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2012. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.807956	23.031215	16.27%	114
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.596485	14.329952	5.39%	13,052
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.539412	15.444726	14.07%	404
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.110570	1.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.254789	13.226327	7.93%	1,928
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.289105	23.047568	13.60%	63
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.631439	16.582303	13.33%	1,445
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.831612	17.113277	8.10%	2,030
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.773339	12.893469	9.51%	3,210
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.749070	13.038437	10.97%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.447241	12.940657	13.05%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.404595	15.834717	2.79%	5,343
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.421183	16.567748	14.88%	1,122
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.579335	16.369918	12.28%	599
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.062768	13.538964	3.65%	3,344
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.710878	25.535746	12.44%	844
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.418061	12.315924	18.22%	78
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.519704	12.736606	10.56%	1,115
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.291086	23.576811	16.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.788696	9.948307	13.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.630919	17.651621	12.93%	812
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.184936	1.85%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.945515	10.011908	11.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.969534	13.202155	20.35%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.921681	-0.78%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.480811	13.428712	16.97%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.775009	7.75%	1,328
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.030618	0.31%	332
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.071424	20.752441	21.56%	1,612
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.922620	-0.77%	2,933
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.297382	29.211587	11.08%	36
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.189999	1.90%	1,652
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.269377	18.503779	13.73%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.325388	11.748430	13.78%	699
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.046352	10.102135	11.67%	510
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.578667	15.252060	12.32%	271
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.876964	11.217368	13.57%	20,158
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.058827	11.392820	3.02%	27,528
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.783291	11.722659	19.82%	728
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.099247	10.484616	15.23%	1,721
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.962252	9.148015	14.89%	40,563
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.103626	14.752224	12.58%	4,972

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.524582	16.845598	15.98%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.504897	8.605792	14.67%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.049793	9.893050	9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.326964	9.492713	14.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.736744	10.613196	9.00%	11,607
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.135318	10.189136	11.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.458904	11.034695	5.51%	21,720
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.440750	10.411868	10.29%	3,236
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.802675	9.899609	12.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.004897	10.805629	8.00%	10,290
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.415554	12.042223	5.49%	528
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.378536	13.013750	5.13%	1,072
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.671772	19.130712	14.75%	433
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.686748	12.832090	1.15%	250
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.771668	7.658091	13.09%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.390148	8.574084	16.02%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.903701	18.091136	13.75%	361
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.269767	13.172548	7.36%	17,616
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.887370	14.197850	10.17%	699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.470780	12.872988	3.23%	15,398
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.462282	15.728790	8.76%	19,695
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.430735	17.228554	11.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.634356	14.457393	6.04%	5,519
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.125810	15.255643	16.23%	163
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.159477	23.242853	15.29%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.854573	9.671770	-1.86%	3,645
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.446101	14.813348	10.17%	1,387
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.006280	9.077393	13.38%	53
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.660822	9.940755	14.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.576687	9.776303	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.997515	9.230031	15.41%	1,193
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.965139	10.087466	12.52%	0

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.621339	10.986464	14.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.697455	15.203622	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.121810	22.577981	18.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.612848	21.049325	13.09%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.484355	15.066929	11.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.460182	10.731513	13.44%	6,874
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.318874	10.484347	1.60%	1,696
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.549727	13.553328	17.35%	503
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.140730	1.41%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.259416	2.59%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.277058	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.609991	14.969688	18.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.086578	16.121711	14.45%	4,690
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.555273	22.584078	15.49%	184
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.585007	5.85%	186
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.372183	12.778050	3.28%	83

No Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.166580	11.589647	3.79%	5,347
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.967028	10.711515	7.47%	13,156
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.382550	14.634667	28.57%	5,304
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.604073	-3.96%	28,413
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.007617	15.888672	5.87%	1,661

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.452648	22.571903	16.04%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.102724	1.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.349261	14.040648	5.18%	410
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.356612	15.205078	13.84%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.107251	1.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.188370	13.127768	7.71%	223
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.925196	22.587974	13.36%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.368974	16.251584	13.10%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.547700	16.772047	7.87%	85
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.614386	12.693424	9.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.590432	12.836107	10.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.292668	12.739850	12.82%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.196504	15.588906	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.162482	16.237313	14.65%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.317850	16.043496	12.05%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.828449	13.268945	3.43%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.303535	25.026513	12.21%	58
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.256482	12.100155	17.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.387360	12.564571	10.34%	3,950
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.927081	23.106579	15.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.723232	9.854047	12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.419922	17.377782	12.70%	1,146
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.171094	1.71%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.924311	9.967774	11.69%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.943563	13.144009	20.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.908194	-0.92%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.418568	13.328635	16.73%	3,181
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.016988	0.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.765168	20.338543	21.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.908916	-0.91%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.825644	28.628967	10.85%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.977548	18.134765	13.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.034111	10.067860	11.44%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.505087	15.138435	12.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.763427	11.065785	13.34%	10,182
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.931779	11.238925	2.81%	9,814
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.670813	11.564229	19.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.994660	10.342945	14.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.886775	9.042803	14.66%	13,513
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.926792	14.523416	12.35%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.264017	16.509610	15.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.448970	8.524210	14.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.982352	9.799276	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.264930	9.402759	13.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.664236	10.512648	8.78%	12,040

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.067261	10.092575	11.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.381053	10.930192	5.29%	20,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.370438	10.313226	10.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.737123	9.805814	12.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.930383	10.703232	7.78%	18,383
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.330575	11.928175	5.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.286392	12.890485	4.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.413292	18.795653	14.51%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.459214	12.576205	0.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.721206	7.585493	12.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.305161	8.458165	15.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.618402	17.730313	13.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	892
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	2,453
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.247086	12.616255	3.01%	4,569
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.202895	15.415135	8.54%	18,089

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.153935	16.884961	11.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.389767	14.169038	5.82%	2,377
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.054694	15.142011	15.99%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.797870	22.779330	15.06%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.677044	9.478132	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.204942	14.517954	9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.946615	8.991347	13.15%	3,901
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.526504	9.766589	14.54%	3,607
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.512790	9.683662	13.75%	11,444
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	12,136
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.898342	9.991851	12.29%	3,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.549696	10.882378	13.96%	3,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.451732	14.900378	10.77%	2,342
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.778768	22.127653	17.83%	1,586
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.278961	20.629507	12.86%	3,819
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.242415	14.766366	11.51%	0

Maximum Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.389638	10.629742	13.21%	7,008
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.242058	10.385034	1.40%	1,667
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.487094	13.452307	17.11%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.137401	1.37%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.256048	2.56%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.273684	2.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.414476	14.707503	18.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.833864	15.800170	14.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.204473	22.133651	15.25%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.570625	5.71%	12,176
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.305093	12.682788	3.07%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.106030	11.503255	3.58%	1,848
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.953562	10.675195	7.25%	1,858
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.791041	15.627386	5.65%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and

•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the 7% Nationwide Lifetime Income Rider
While the tax treatment for withdrawals for benefits such as 7% Nationwide Lifetime Income Rider is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 7% Nationwide Lifetime Income Rider, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs,  SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after

December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Nationwide DestinationSM [EV] New York 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,830 shares (cost $377,905)	$402,333
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
189,632 shares (cost $1,929,673)	1,991,133
Growth Fund - Class 1 (AFGF)
175,988 shares (cost $9,065,122)	10,717,694
High-Income Bond Fund - Class 1 (AFHY)
175,356 shares (cost $2,047,088)	1,956,975
Protected Asset Allocation Fund - Class P2 (AVPAP2)
1,317,344 shares (cost $13,151,460)	13,160,266
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
85,939 shares (cost $1,027,837)	1,095,723
Global Allocation V.I. Fund - Class III (MLVGA3)
10,740,278 shares (cost $150,693,253)	154,015,587
Money Market Portfolio(TM) (CHSMM)
10,825,862 shares (cost $10,825,862)	10,825,862
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,563,894 shares (cost $180,816,562)	209,125,650
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,110,567 shares (cost $119,103,534)	131,127,102
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,153,068 shares (cost $25,521,824)	38,327,993
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
55,111 shares (cost $557,826)	570,952
VA International Equity Fund (HVIE)
651,608 shares (cost $8,732,696)	9,272,386
VA Situs Fund (HVSIT)
1,224,664 shares (cost $19,014,465)	22,301,138
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
121,297 shares (cost $1,467,691)	1,525,916
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
5,472,892 shares (cost $21,735,512)	21,399,009
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,258,108 shares (cost $7,890,878)	10,278,740
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
413,769 shares (cost $11,407,835)	11,759,305
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,507,175 shares (cost $115,105,723)	141,269,002
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,812,013 shares (cost $17,148,299)	17,321,998
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,172,626 shares (cost $88,333,265)	80,452,325
Investors Growth Stock Series - Service Class (MIGSC)
689,032 shares (cost $6,782,013)	8,220,147
New Discovery Series - Service Class (MNDSC)
169,998 shares (cost $2,504,954)	2,551,667
Value Series - Service Class (MVFSC)
21,709,921 shares (cost $227,068,630)	308,715,081
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,543,220 shares (cost $70,598,545)	77,870,796
Core Plus Fixed Income Portfolio - Class I (MSVFI)
133,517 shares (cost $1,361,607)	1,420,626
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,747,536 shares (cost $16,748,641)	18,558,828
Emerging Markets Debt Portfolio - Class I (MSEM)
356,506 shares (cost $2,776,389)	3,393,937
Emerging Markets Debt Portfolio - Class II (MSEMB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

106,359 shares (cost $823,865)	1,006,158
Global Real Estate Portfolio - Class II (VKVGR2)
6,310 shares (cost $55,539)	59,696
U.S. Real Estate Portfolio - Class I (MSVRE)
2,202 shares (cost $29,627)	34,326
U.S. Real Estate Portfolio - Class II (MSVREB)
310 shares (cost $4,805)	4,817
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,206,557 shares (cost $44,967,576)	48,932,065
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,388,734 shares (cost $131,160,518)	142,802,648
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
193,104,058 shares (cost $3,224,873,843)	3,804,149,948
American Funds NVIT Bond Fund - Class II (GVABD2)
105,420,379 shares (cost $1,149,322,625)	1,236,581,042
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,003,601 shares (cost $122,235,986)	142,585,522
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,751,208 shares (cost $197,549,748)	226,798,034
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
30,395,163 shares (cost $1,019,518,210)	1,257,447,875
Federated NVIT High Income Bond Fund - Class I (HIBF)
876,361 shares (cost $5,971,686)	6,046,891
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,639,511 shares (cost $99,492,095)	101,012,627
NVIT Emerging Markets Fund - Class I (GEM)
17,692 shares (cost $187,441)	209,644
NVIT Emerging Markets Fund - Class II (GEM2)
92,791 shares (cost $1,043,139)	1,087,515
NVIT Emerging Markets Fund - Class III (GEM3)
1,877,097 shares (cost $19,791,346)	22,206,053
NVIT Emerging Markets Fund - Class VI (GEM6)
4,437,243 shares (cost $46,824,085)	52,315,092
NVIT International Equity Fund - Class I (GIG)
4,144 shares (cost $36,984)	38,002
NVIT International Equity Fund - Class III (GIG3)
2,666,646 shares (cost $19,795,389)	24,479,807
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,684,217 shares (cost $21,979,304)	24,533,748
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,451,727 shares (cost $66,190,528)	70,487,404
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,917,280 shares (cost $24,954,795)	24,155,079
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
218,014 shares (cost $2,380,341)	2,387,258
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
13,918,120 shares (cost $111,493,619)	152,403,419
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
3,157,262 shares (cost $27,787,530)	28,162,773
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
144,857,106 shares (cost $1,410,863,789)	1,561,559,598
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
229,904,784 shares (cost $2,161,945,094)	2,418,598,331
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
71,128,008 shares (cost $739,183,020)	761,069,688
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
211,115,987 shares (cost $2,023,015,209)	2,246,274,100
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
36,485,947 shares (cost $307,740,661)	369,237,784
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

66,961,074 shares (cost $670,483,053)	723,179,604
NVIT Core Bond Fund - Class I (NVCBD1)
290,853 shares (cost $3,236,273)	3,289,545
NVIT Core Bond Fund - Class II (NVCBD2)
10,585,887 shares (cost $111,386,613)	119,408,802
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,123,554 shares (cost $47,122,172)	48,657,938
NVIT Nationwide Fund - Class I (TRF)
11,753,526 shares (cost $116,063,123)	119,768,429
NVIT Nationwide Fund - Class II (TRF2)
14,672,006 shares (cost $109,524,024)	148,920,863
NVIT Government Bond Fund - Class I (GBF)
31,686,225 shares (cost $375,580,308)	368,510,793
American Century NVIT Growth Fund - Class I (CAF)
2,063,831 shares (cost $19,558,942)	32,195,760
American Century NVIT Growth Fund -Class II (CAF2)
2,278,123 shares (cost $21,918,235)	23,350,759
NVIT International Index Fund - Class VIII (GVIX8)
2,426,248 shares (cost $19,675,697)	20,283,435
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
22,961,895 shares (cost $234,380,030)	229,389,328
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
53,153,451 shares (cost $682,943,910)	725,544,610
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,444,600 shares (cost $1,095,105,878)	1,182,944,569
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,632,587 shares (cost $649,262,989)	672,178,900
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,051,655 shares (cost $2,402,089,607)	2,444,001,632
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
105,707,441 shares (cost $1,206,002,534)	1,179,695,047
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,333,513 shares (cost $761,240,884)	794,945,313
NVIT Mid Cap Index Fund - Class I (MCIF)
5,556,132 shares (cost $95,745,554)	105,733,198
NVIT Money Market Fund - Class I (SAM)
669,958,479 shares (cost $669,958,479)	669,958,479
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,340,195 shares (cost $25,683,601)	33,602,357
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
16,063,480 shares (cost $126,754,742)	161,277,337
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
53,082 shares (cost $716,681)	517,549
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
520,232 shares (cost $5,092,851)	5,067,064
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,220,136 shares (cost $55,895,385)	60,210,912
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
872,211 shares (cost $8,198,672)	9,193,101
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
10,141,040 shares (cost $87,663,389)	106,379,509
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
342,394 shares (cost $3,038,553)	3,208,227
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,182,244 shares (cost $42,655,835)	48,453,978
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
16,225,738 shares (cost $125,704,624)	172,641,852
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,329,158 shares (cost $92,399,663)	118,956,160
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

24,879,299 shares (cost $216,958,742)	257,003,156
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
380,035 shares (cost $6,364,840)	6,608,810
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,033,254 shares (cost $16,521,712)	17,492,995
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,738,156 shares (cost $29,427,823)	32,310,236
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,023,781 shares (cost $16,948,604)	23,536,572
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,610,444 shares (cost $69,027,482)	70,656,395
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,266,994 shares (cost $32,847,063)	43,231,578
NVIT Multi-Sector Bond Fund - Class I (MSBF)
17,876,958 shares (cost $154,026,999)	169,652,329
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,426,666 shares (cost $77,046,341)	78,202,798
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,001,754 shares (cost $287,921,278)	328,920,360
NVIT Large Cap Growth Fund - Class II (NVOLG2)
12,999,503 shares (cost $196,531,644)	224,501,419
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,001,622 shares (cost $232,566,289)	244,219,803
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
11,725,441 shares (cost $100,721,410)	133,201,014
NVIT Real Estate Fund - Class I (NVRE1)
6,830,725 shares (cost $50,443,393)	64,686,965
NVIT Real Estate Fund - Class II (NVRE2)
7,384,703 shares (cost $61,154,831)	69,637,748
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
26,571 shares (cost $283,597)	284,047
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
14,727 shares (cost $151,795)	151,394
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
7,195 shares (cost $77,151)	77,058
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
15,643 shares (cost $179,049)	187,871
VPS Growth and Income Portfolio - Class B (ALVGIB)
299,833 shares (cost $6,083,776)	6,194,556
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
3,556,661 shares (cost $54,795,112)	62,526,105
VP Balanced Fund - Class I (ACVB)
4,850,069 shares (cost $31,629,884)	34,580,989
VP Capital Appreciation Fund - Class I (ACVCA)
4,894 shares (cost $54,396)	71,166
VP Income & Growth Fund - Class I (ACVIG)
2,034,945 shares (cost $13,316,212)	14,041,119
VP Income & Growth Fund - Class II (ACVIG2)
626,496 shares (cost $4,099,141)	4,322,820
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,288,387 shares (cost $257,438,128)	280,159,299
VP International Fund - Class I (ACVI)
1,301 shares (cost $11,453)	11,618
VP International Fund - Class III (ACVI3)
10 shares (cost $87)	92
VP Mid Cap Value Fund - Class I (ACVMV1)
499,336 shares (cost $6,776,945)	7,280,325
VP Mid Cap Value Fund - Class II (ACVMV2)
5,519,737 shares (cost $69,225,595)	80,532,956
VP Vista(SM) Fund - Class I (ACVVS1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

263 shares (cost $3,021)	4,580
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,194,751 shares (cost $65,464,740)	84,000,819
Appreciation Portfolio - Initial Shares (DCAP)
882,512 shares (cost $31,113,875)	35,715,258
Appreciation Portfolio - Service Shares (DCAPS)
2,619,534 shares (cost $93,809,518)	105,436,254
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
38,187 shares (cost $929,754)	1,188,758
Growth and Income Portfolio - Initial Shares (DGI)
590,414 shares (cost $12,194,049)	13,030,435
Managed Tail Risk Fund II: Service Shares (FCA2S)
211,199 shares (cost $1,232,239)	1,322,109
Quality Bond Fund II - Primary Shares (FQB)
962,434 shares (cost $10,390,924)	11,356,717
Quality Bond Fund II - Service Shares (FQBS)
3,201,760 shares (cost $34,703,019)	37,620,678
Equity-Income Portfolio - Initial Class (FEIP)
16,532,245 shares (cost $377,083,479)	329,652,958
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
808,340 shares (cost $6,505,910)	9,037,240
High Income Portfolio - Initial Class (FHIP)
8,679,576 shares (cost $47,812,770)	50,428,335
VIP Asset Manager Portfolio - Initial Class (FAMP)
9,072,042 shares (cost $126,139,013)	137,622,875
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,815,697 shares (cost $71,517,125)	74,215,310
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
9,172,057 shares (cost $188,457,647)	179,955,757
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
523,038 shares (cost $5,210,757)	5,826,643
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
12,782,984 shares (cost $134,428,479)	141,891,117
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
901,692 shares (cost $8,748,119)	10,089,930
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,312,089 shares (cost $399,004,175)	427,562,913
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
757,973 shares (cost $6,959,120)	8,239,172
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,665,158 shares (cost $25,982,112)	28,863,662
VIP Growth Portfolio - Initial Class (FGP)
7,624,005 shares (cost $227,757,725)	320,589,398
VIP Growth Portfolio - Service Class 2 (FG2)
2,324,014 shares (cost $82,960,793)	96,771,924
VIP High Income Portfolio - Initial Class R (FHIPR)
4,404,309 shares (cost $25,295,392)	25,500,950
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,049,976 shares (cost $26,132,663)	26,526,686
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,086,516 shares (cost $384,129,115)	397,596,533
VIP Mid Cap Portfolio - Service Class (FMCS)
748,839 shares (cost $21,617,454)	22,757,217
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,049,546 shares (cost $229,966,833)	241,325,385
VIP Overseas Portfolio - Initial Class (FOP)
3,164,424 shares (cost $55,321,781)	50,915,588
VIP Overseas Portfolio - Initial Class R (FOPR)
1,505,389 shares (cost $29,818,565)	24,161,498
VIP Overseas Portfolio - Service Class 2 (FO2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

150,253 shares (cost $2,800,084)	2,396,533
VIP Overseas Portfolio - Service Class 2 R (FO2R)
3,906,088 shares (cost $56,511,946)	61,716,184
VIP Value Strategies Portfolio - Service Class (FVSS)
593,798 shares (cost $5,121,476)	6,579,287
Franklin Income Securities Fund - Class 2 (FTVIS2)
10,002,719 shares (cost $150,336,744)	150,740,973
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,458,238 shares (cost $44,846,521)	53,196,281
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
7,719,680 shares (cost $89,182,413)	140,729,763
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,631,417 shares (cost $23,170,307)	27,445,677
Templeton Foreign Securities Fund - Class 2 (TIF2)
236,925 shares (cost $3,342,562)	3,404,608
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,961,992 shares (cost $50,204,289)	71,055,730
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,250,006 shares (cost $111,752,725)	121,750,124
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,304,424 shares (cost $25,147,841)	28,120,649
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
14,358,667 shares (cost $163,585,872)	157,227,404
Growth Portfolio - I Class Shares (AMTG)
615 shares (cost $12,470)	12,860
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,067 shares (cost $11,227)	12,378
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
257,707 shares (cost $3,315,571)	3,401,739
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,510,885 shares (cost $20,793,333)	24,007,963
Balanced Fund/VA - Non-Service Shares (OVMS)
2,994,239 shares (cost $45,394,986)	37,487,875
Core Bond Fund/VA - Non-Service Shares (OVB)
4,014,520 shares (cost $39,673,455)	33,159,936
Global Securities Fund/VA - Class 3 (OVGS3)
1,591,696 shares (cost $48,248,063)	52,159,871
Global Securities Fund/VA - Class 4 (OVGS4)
2,102,197 shares (cost $64,327,156)	67,942,996
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,216,604 shares (cost $84,451,302)	104,700,453
Global Securities Fund/VA - Service Class (OVGSS)
229,652 shares (cost $6,429,886)	7,406,264
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
474,280 shares (cost $10,036,443)	11,368,481
Main Street Fund(R)/VA - Service Class (OVGIS)
8,616,924 shares (cost $150,684,379)	204,910,457
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
219,339 shares (cost $3,892,373)	4,417,481
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,671,405 shares (cost $35,070,653)	53,321,238
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
175,237 shares (cost $8,358,298)	9,603,003
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
121,994 shares (cost $680,522)	691,708
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,533,903 shares (cost $8,730,027)	8,881,298
All Asset Portfolio - Advisor Class (PMVAAD)
1,731,848 shares (cost $19,728,477)	19,881,619
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

1,934,276 shares (cost $22,824,397)	22,843,796
Low Duration Portfolio - Advisor Class (PMVLAD)
31,266,127 shares (cost $326,242,971)	337,048,848
Total Return Portfolio - Advisor Class (PMVTRD)
16,772,906 shares (cost $190,836,525)	193,727,066
Putnam VT Growth and Income Fund - Class IB (PVGIB)
147,489 shares (cost $2,384,959)	2,644,484
Putnam VT International Equity Fund - Class IB (PVTIGB)
29,361 shares (cost $441,812)	332,663
Putnam VT Voyager Fund - Class IB (PVTVB)
52,525 shares (cost $1,966,474)	1,899,834
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
148,444 shares (cost $5,418,395)	5,277,200
Diversified Stock Fund Class A Shares (VYDS)
37,452 shares (cost $282,967)	390,247
Health Sciences Portfolio - II (TRHS2)
2,718,967 shares (cost $48,913,758)	56,146,671
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
486,995 shares (cost $13,417,361)	13,820,927
VIP Trust - Global Bond Fund: Initial Class (VWBF)
1,278,125 shares (cost $14,536,970)	15,235,251
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,253,149 shares (cost $27,972,545)	30,417,513
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2,233,335 shares (cost $67,716,067)	65,057,048
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,386,738 shares (cost $109,973,367)	122,133,013
Variable Insurance Portfolios - High Income (WRHIP)
6,665,114 shares (cost $24,396,286)	25,294,775
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
873,111 shares (cost $7,094,457)	7,454,186
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
433,703 shares (cost $2,275,031)	2,311,375
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
3,172,060 shares (cost $16,471,227)	16,912,153
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
5,006,390 shares (cost $26,736,349)	27,276,316
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
986,593 shares (cost $5,223,909)	5,337,961
Advantage VT Discovery Fund (SVDF)
1,498 shares (cost $26,378)	37,689
Advantage VT Opportunity Fund - Class 2 (SVOF)
12,812 shares (cost $183,022)	256,873
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,104,199 shares (cost $31,545,964)	32,341,087
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
788 shares (cost $5,672)	7,409
Advantage VT Core Bond Fund (WFVTRB)
28,429 shares (cost $295,161)	307,597
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,932 shares (cost $37,283)	48,544

Total Investments	$33,973,541,816

Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	663
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	354
Accounts Receivable-VP International Fund - Class I (ACVI)	168

Other Accounts Payable	(75,227)
Accounts Payable-Advantage VT Discovery Fund (SVDF)	(53)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(203)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(510)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(624)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(1,228)
Accounts Payable-VA International Equity Fund (HVIE)	(12,566)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(457,842)

$33,972,994,748

Contract Owners’ Equity:
Accumulation units	33,964,713,592
Contracts in payout (annuitization) period (note 1f)	8,281,156

Total Contract Owners’ Equity (note 5)	$33,972,994,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3
Reinvested dividends	$504,604,185	-	874	111,528	121,778	108,859	13,850	2,247,866
Mortality and expense risk charges (note 2)	(505,472,567)	(4,669)	(10,114)	(138,112)	(20,633)	(11,754)	(15,132)	(2,239,738)

Net investment income (loss)	(868,382)	(4,669)	(9,240)	(26,584)	101,145	97,105	(1,282)	8,128
Realized gain (loss) on investments	138,736,108	(51,583)	438	137,504	75,394	(1)	15,531	876,600
Change in unrealized gain (loss) on investments	2,715,330,029	113,711	61,461	1,485,565	3,862	8,806	(36,013)	9,286,107

Net gain (loss) on investments	2,854,066,137	62,128	61,899	1,623,069	79,256	8,805	(20,482)	10,162,707

Reinvested capital gains	391,317,868	-	404	-	-	-	32,139	505,553

Net increase (decrease) in contract owners’ equity resulting from operations	$3,244,515,623	57,459	53,063	1,596,485	180,401	105,910	10,375	10,676,388

Investment Activity:	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2
Reinvested dividends	$1,327	4,356,704	2,249,868	328,901	-	121,399	-	-
Mortality and expense risk charges (note 2)	(122,963)	(2,899,096)	(1,857,729)	(536,213)	(1,312)	(122,039)	(275,887)	(7,713)

Net investment income (loss)	(121,636)	1,457,608	392,139	(207,312)	(1,312)	(640)	(275,887)	(7,713)
Realized gain (loss) on investments	-	8,840,652	(550,789)	2,295,367	46	(100,939)	282,761	(227)
Change in unrealized gain (loss) on investments	-	7,681,337	9,983,889	1,986,545	13,126	1,065,413	3,353,709	58,225

Net gain (loss) on investments	-	16,521,989	9,433,100	4,281,912	13,172	964,474	3,636,470	57,998

Reinvested capital gains	-	10,738,166	5,772,701	-	672	-	-	7,869

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,636)	28,717,763	15,597,940	4,074,600	12,532	963,834	3,360,583	58,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC	MNDSC
Reinvested dividends	$-	85,535	297,511	781,928	-	514,513	19,832	-
Mortality and expense risk charges (note 2)	(235,579)	(116,508)	(163,949)	(2,031,052)	(178,769)	(778,331)	(140,480)	(11,114)

Net investment income (loss)	(235,579)	(30,973)	133,562	(1,249,124)	(178,769)	(263,818)	(120,648)	(11,114)
Realized gain (loss) on investments	(159,601)	518,272	(143,799)	(162,263)	722,606	(2,758,370)	658,949	(2,784)
Change in unrealized gain (loss) on investments	(336,503)	934,965	446,216	25,949,401	(386,687)	(8,234,841)	312,080	46,713

Net gain (loss) on investments	(496,104)	1,453,237	302,417	25,787,138	335,919	(10,993,211)	971,029	43,929

Reinvested capital gains	6,819	-	817,709	-	-	9,366,961	437,026	72,688

Net increase (decrease) in contract owners’ equity resulting from operations	$(724,864)	1,422,264	1,253,688	24,538,014	157,150	(1,890,068)	1,287,407	105,503

Investment Activity:	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$4,492,965	978,394	66,723	865,246	100,094	28,079	143	322
Mortality and expense risk charges (note 2)	(5,243,105)	(1,032,433)	(19,399)	(317,012)	(47,094)	(14,608)	(348)	(503)

Net investment income (loss)	(750,140)	(54,039)	47,324	548,234	53,000	13,471	(205)	(181)
Realized gain (loss) on investments	21,454,078	826,506	55,941	353,338	83,327	13,137	15	1,327
Change in unrealized gain (loss) on investments	18,997,367	8,039,702	8,816	535,842	399,647	124,714	4,157	4,271

Net gain (loss) on investments	40,451,445	8,866,208	64,757	889,180	482,974	137,851	4,172	5,598

Reinvested capital gains	2,388,656	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,089,961	8,812,169	112,081	1,437,414	535,974	151,322	3,967	5,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$28	483,863	1,167,674	46,078,626	26,451,882	1,144,475	482,636	12,459,218
Mortality and expense risk charges (note 2)	(68)	(682,954)	(2,275,611)	(54,417,124)	(18,953,436)	(2,006,595)	(3,373,977)	(19,064,293)

Net investment income (loss)	(40)	(199,091)	(1,107,937)	(8,338,498)	7,498,446	(862,120)	(2,891,341)	(6,605,075)
Realized gain (loss) on investments	1,393	721,869	1,648,201	2,290,785	1,371,324	(2,448,582)	(6,153,775)	(861,974)
Change in unrealized gain (loss) on investments	(832)	3,809,786	11,016,530	447,347,736	27,197,053	27,321,376	40,496,020	166,394,063

Net gain (loss) on investments	561	4,531,655	12,664,731	449,638,521	28,568,377	24,872,794	34,342,245	165,532,089

Reinvested capital gains	-	2,037,600	5,941,559	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$521	6,370,164	17,498,353	441,300,023	36,066,823	24,010,674	31,450,904	158,927,014

Investment Activity:	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$485,420	7,920,663	1,026	2,439	107,758	131,204	320	204,817
Mortality and expense risk charges (note 2)	(93,297)	(1,462,444)	(2,943)	(17,139)	(312,633)	(792,288)	(480)	(336,209)

Net investment income (loss)	392,123	6,458,219	(1,917)	(14,700)	(204,875)	(661,084)	(160)	(131,392)
Realized gain (loss) on investments	(184,587)	854,689	(55,685)	(245,677)	(1,521,297)	(112,087)	1,059	796,615
Change in unrealized gain (loss) on investments	585,028	3,950,323	100,996	437,185	5,076,471	7,071,298	4,074	2,629,444

Net gain (loss) on investments	400,441	4,805,012	45,311	191,508	3,555,174	6,959,211	5,133	3,426,059

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$792,564	11,263,231	43,394	176,808	3,350,299	6,298,127	4,973	3,294,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$146,656	1,005,626	320,262	28,250	1,681,429	262,830	22,499,825	31,166,612
Mortality and expense risk charges (note 2)	(390,371)	(961,044)	(360,166)	(28,798)	(2,800,111)	(415,739)	(23,194,376)	(35,515,441)

Net investment income (loss)	(243,715)	44,582	(39,904)	(548)	(1,118,682)	(152,909)	(694,551)	(4,348,829)
Realized gain (loss) on investments	851,907	1,080,857	(455,722)	7,638	3,158,170	243,862	931,324	1,903,568
Change in unrealized gain (loss) on investments	2,479,899	4,089,975	2,125,262	199,359	13,354,018	2,194,034	104,996,734	217,317,898

Net gain (loss) on investments	3,331,806	5,170,832	1,669,540	206,997	16,512,188	2,437,896	105,928,058	219,221,466

Reinvested capital gains	-	5,060,113	1,691,067	-	-	1,042,883	18,208,571	33,278,540

Net increase (decrease) in contract owners’ equity resulting from operations	$3,088,091	10,275,527	3,320,703	206,449	15,393,506	3,327,870	123,442,078	248,151,177

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$12,731,648	30,441,090	4,353,368	11,246,583	103,109	3,333,347	1,006,877	1,698,294
Mortality and expense risk charges (note 2)	(10,286,590)	(31,975,215)	(5,984,276)	(9,993,367)	(41,201)	(2,212,006)	(726,880)	(1,642,188)

Net investment income (loss)	2,445,058	(1,534,125)	(1,630,908)	1,253,216	61,908	1,121,341	279,997	56,106
Realized gain (loss) on investments	7,877,727	1,264,985	2,992,692	1,394,135	59,181	3,220,408	597,281	219,120
Change in unrealized gain (loss) on investments	16,786,044	174,246,357	32,114,038	35,932,206	44,851	1,968,847	712,067	14,628,968

Net gain (loss) on investments	24,663,771	175,511,342	35,106,730	37,326,341	104,032	5,189,255	1,309,348	14,848,088

Reinvested capital gains	9,671,320	33,776,138	9,486,110	12,080,603	20,878	791,448	883,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,780,149	207,753,355	42,961,932	50,660,160	186,818	7,102,044	2,473,043	14,904,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$1,745,559	8,434,193	182,878	176,063	464,232	3,476,111	11,977,803	19,869,616
Mortality and expense risk charges (note 2)	(2,712,009)	(6,279,536)	(445,929)	(285,525)	(276,674)	(4,522,696)	(9,171,153)	(16,423,148)

Net investment income (loss)	(966,450)	2,154,657	(263,051)	(109,462)	187,558	(1,046,585)	2,806,650	3,446,468
Realized gain (loss) on investments	1,917,002	3,564,812	2,511,788	263,424	683,249	(20,460,551)	816,706	8,137,343
Change in unrealized gain (loss) on investments	17,355,660	(12,227,239)	1,680,857	1,293,160	2,110,133	54,304,973	32,818,918	79,591,523

Net gain (loss) on investments	19,272,662	(8,662,427)	4,192,645	1,556,584	2,793,382	33,844,422	33,635,624	87,728,866

Reinvested capital gains	-	12,510,903	-	-	-	-	6,606,231	13,157,136

Net increase (decrease) in contract owners’ equity resulting from operations	$18,306,212	6,003,133	3,929,594	1,447,122	2,980,940	32,797,837	43,048,505	104,332,470

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMIG6
Reinvested dividends	$11,527,682	40,139,001	19,167,687	13,544,888	1,113,027	-	195,342	535,744
Mortality and expense risk charges (note 2)	(9,115,834)	(39,107,621)	(20,714,501)	(12,893,382)	(1,513,665)	(9,685,921)	(453,356)	(2,819,786)

Net investment income (loss)	2,411,848	1,031,380	(1,546,814)	651,506	(400,638)	(9,685,921)	(258,014)	(2,284,042)
Realized gain (loss) on investments	18,247	476,528	(26,211,464)	375,493	243,373	(318)	1,008,551	(665,733)
Change in unrealized gain (loss) on investments	9,664,365	210,082,299	167,505,085	43,380,593	8,126,493	-	3,750,451	24,196,475

Net gain (loss) on investments	9,682,612	210,558,827	141,293,621	43,756,086	8,369,866	(318)	4,759,002	23,530,742

Reinvested capital gains	8,323,406	-	-	3,269,186	6,960,670	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,417,866	211,590,207	139,746,807	47,676,778	14,929,898	(9,686,239)	4,500,988	21,246,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$612	19,192	91,015	45,341	246,333	40,616	546,758	-
Mortality and expense risk charges (note 2)	(8,007)	(70,061)	(894,690)	(133,366)	(1,893,664)	(42,865)	(729,817)	(2,413,910)

Net investment income (loss)	(7,395)	(50,869)	(803,675)	(88,025)	(1,647,331)	(2,249)	(183,059)	(2,413,910)
Realized gain (loss) on investments	(88,011)	(1,786,790)	(1,621,650)	478,611	10,212,445	8,918	1,297,709	9,404,126
Change in unrealized gain (loss) on investments	173,798	2,568,680	10,141,540	772,743	4,614,926	494,137	5,455,285	(722,039)

Net gain (loss) on investments	85,787	781,890	8,519,890	1,251,354	14,827,371	503,055	6,752,994	8,682,087

Reinvested capital gains	-	-	-	241,936	2,775,096	-	-	16,720,810

Net increase (decrease) in contract owners’ equity resulting from operations	$78,392	731,021	7,716,215	1,405,265	15,955,136	500,806	6,569,935	22,988,987

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	2,865,277	-	-	267,172	118,772	108,880	-
Mortality and expense risk charges (note 2)	(2,131,153)	(3,921,741)	(82,739)	(324,660)	(432,776)	(336,655)	(973,799)	(619,855)

Net investment income (loss)	(2,131,153)	(1,056,464)	(82,739)	(324,660)	(165,604)	(217,883)	(864,919)	(619,855)
Realized gain (loss) on investments	13,105,734	10,553,001	652,842	802,811	(545,140)	2,227,739	(2,785,306)	(737,870)
Change in unrealized gain (loss) on investments	(6,661,320)	1,342,795	165,087	1,785,088	6,292,987	1,717,976	13,197,879	6,780,262

Net gain (loss) on investments	6,444,414	11,895,796	817,929	2,587,899	5,747,847	3,945,715	10,412,573	6,042,392

Reinvested capital gains	11,722,621	25,062,241	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,035,882	35,901,573	735,190	2,263,239	5,582,243	3,727,832	9,547,654	5,422,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$4,132,382	1,054,522	2,346,283	1,021,937	5,610,680	1,316,402	689,569	567,415
Mortality and expense risk charges (note 2)	(2,480,795)	(1,234,767)	(4,580,302)	(3,676,093)	(3,831,791)	(2,112,566)	(894,905)	(1,049,750)

Net investment income (loss)	1,651,587	(180,245)	(2,234,019)	(2,654,156)	1,778,889	(796,164)	(205,336)	(482,335)
Realized gain (loss) on investments	344,774	275,802	5,426,399	4,448,290	316,105	6,274,561	4,460,378	6,052,878
Change in unrealized gain (loss) on investments	13,494,479	1,269,933	51,052,517	34,803,766	32,274,962	14,279,807	(1,475,127)	(3,499,416)

Net gain (loss) on investments	13,839,253	1,545,735	56,478,916	39,252,056	32,591,067	20,554,368	2,985,251	2,553,462

Reinvested capital gains	-	-	-	-	3,970,267	-	6,061,151	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	$15,490,840	1,365,490	54,244,897	36,597,900	38,340,223	19,758,204	8,841,066	8,770,398

Investment Activity:	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB	ACVCA
Reinvested dividends	$-	-	-	1,979	86,711	163,507	719,646	-
Mortality and expense risk charges (note 2)	(145)	(69)	(37)	(361)	(95,526)	(894,036)	(466,658)	(1,149)

Net investment income (loss)	(145)	(69)	(37)	1,618	(8,815)	(730,529)	252,988	(1,149)
Realized gain (loss) on investments	2	1	1	67	(310,389)	3,472,786	128,344	11,931
Change in unrealized gain (loss) on investments	450	(401)	(93)	10,826	1,267,722	4,018,458	3,027,234	(3,694)

Net gain (loss) on investments	452	(400)	(92)	10,893	957,333	7,491,244	3,155,578	8,237

Reinvested capital gains	-	-	-	-	-	1,808,592	-	5,294

Net increase (decrease) in contract owners’ equity resulting from operations	$307	(469)	(129)	12,511	948,518	8,569,307	3,408,566	12,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1
Reinvested dividends	$305,587	80,775	6,653,497	126	1	147,863	1,399,237	-
Mortality and expense risk charges (note 2)	(196,431)	(61,630)	(4,197,331)	(185)	(2)	(95,938)	(1,170,623)	(67)

Net investment income (loss)	109,156	19,145	2,456,166	(59)	(1)	51,925	228,614	(67)
Realized gain (loss) on investments	(207,264)	(129,365)	2,599,188	(761)	16	346,443	2,379,004	557
Change in unrealized gain (loss) on investments	1,920,003	666,102	3,966,549	3,194	7	201,214	3,403,599	279

Net gain (loss) on investments	1,712,739	536,737	6,565,737	2,433	23	547,657	5,782,603	836

Reinvested capital gains	-	-	6,029,123	-	-	387,583	3,920,363	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,821,895	555,882	15,051,026	2,374	22	987,165	9,931,580	769

Investment Activity:	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS
Reinvested dividends	$376,034	1,354,103	3,178,667	-	188,392	3,999	453,689	1,591,086
Mortality and expense risk charges (note 2)	(1,277,868)	(492,326)	(1,550,475)	(20,991)	(176,585)	(22,527)	(150,095)	(624,674)

Net investment income (loss)	(901,834)	861,777	1,628,192	(20,991)	11,807	(18,528)	303,594	966,412
Realized gain (loss) on investments	7,509,240	785,181	2,132,194	125,010	272,642	(6,920)	115,862	322,937
Change in unrealized gain (loss) on investments	1,100,457	1,435,033	3,769,940	163,956	1,724,328	64,439	468,008	1,740,874

Net gain (loss) on investments	8,609,697	2,220,214	5,902,134	288,966	1,996,970	57,519	583,870	2,063,811

Reinvested capital gains	2,917,328	-	-	-	-	90,844	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,625,191	3,081,991	7,530,326	267,975	2,008,777	129,835	887,464	3,030,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2
Reinvested dividends	$10,085,997	31,072	2,873,916	2,107,505	584,515	5,041,166	101,745	2,316,205
Mortality and expense risk charges (note 2)	(4,475,002)	(137,598)	(709,448)	(1,900,935)	(1,228,246)	(2,637,800)	(73,474)	(1,924,509)

Net investment income (loss)	5,610,995	(106,526)	2,164,468	206,570	(643,731)	2,403,366	28,271	391,696
Realized gain (loss) on investments	5,118,528	(327,900)	(1,137,947)	2,630,650	(6,545,271)	(4,514,983)	159,227	(373,546)
Change in unrealized gain (loss) on investments	17,134,098	2,502,330	5,297,401	11,166,603	9,324,446	14,837,289	262,948	9,596,864

Net gain (loss) on investments	22,252,626	2,174,430	4,159,454	13,797,253	2,779,175	10,322,306	422,175	9,223,318

Reinvested capital gains	21,013,230	-	-	1,009,102	-	11,021,363	79,550	1,860,931

Net increase (decrease) in contract owners’ equity resulting from operations	$48,876,851	2,067,904	6,323,922	15,012,925	2,135,444	23,747,035	529,996	11,475,945

Investment Activity:	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS
Reinvested dividends	$191,212	7,557,801	161,647	537,085	1,949,233	350,582	1,451,898	596,742
Mortality and expense risk charges (note 2)	(130,805)	(6,005,328)	(103,121)	(454,268)	(4,519,008)	(1,548,711)	(317,517)	(361,667)

Net investment income (loss)	60,407	1,552,473	58,526	82,817	(2,569,775)	(1,198,129)	1,134,381	235,075
Realized gain (loss) on investments	254,922	(468,336)	(70,257)	(945,122)	7,167,215	438,500	175,063	802,968
Change in unrealized gain (loss) on investments	664,072	35,608,515	931,094	3,890,185	37,988,759	12,187,378	1,457,588	(598,954)

Net gain (loss) on investments	918,994	35,140,179	860,837	2,945,063	45,155,974	12,625,878	1,632,651	204,014

Reinvested capital gains	117,762	4,822,666	70,610	245,034	-	-	-	721,816

Net increase (decrease) in contract owners’ equity resulting from operations	$1,097,163	41,515,318	989,973	3,272,914	42,586,199	11,427,749	2,767,032	1,160,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS
Reinvested dividends	$8,539,139	117,434	931,997	959,956	456,482	39,409	1,026,093	31,533
Mortality and expense risk charges (note 2)	(6,796,201)	(320,096)	(3,832,848)	(676,306)	(314,721)	(33,035)	(913,246)	(83,486)

Net investment income (loss)	1,742,938	(202,662)	(2,900,851)	283,650	141,761	6,374	112,847	(51,953)
Realized gain (loss) on investments	3,406,579	1,995,541	(802,650)	669,340	(1,511,158)	(40,773)	(4,777,350)	652,957
Change in unrealized gain (loss) on investments	(155,049)	(581,637)	13,877,082	7,772,708	5,438,720	444,109	14,314,528	790,190

Net gain (loss) on investments	3,251,530	1,413,904	13,074,432	8,442,048	3,927,562	403,336	9,537,178	1,443,147

Reinvested capital gains	10,995,269	1,797,861	19,110,143	165,187	78,550	7,823	201,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,989,737	3,009,103	29,283,724	8,890,885	4,147,873	417,533	9,851,443	1,391,194

Investment Activity:	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2
Reinvested dividends	$8,978,151	932,892	1,058,904	394,282	98,990	2,104,898	7,232,019	651,082
Mortality and expense risk charges (note 2)	(2,155,805)	(897,056)	(2,230,794)	(426,160)	(49,119)	(1,137,781)	(1,687,831)	(388,559)

Net investment income (loss)	6,822,346	35,836	(1,171,890)	(31,878)	49,871	967,117	5,544,188	262,523
Realized gain (loss) on investments	(2,916,245)	2,477,217	16,268,277	(589,789)	22,237	2,496,917	648,807	540,184
Change in unrealized gain (loss) on investments	10,652,790	3,097,048	6,646,397	3,471,324	440,345	7,282,591	7,896,335	2,301,201

Net gain (loss) on investments	7,736,545	5,574,265	22,914,674	2,881,535	462,582	9,779,508	8,545,142	2,841,385

Reinvested capital gains	-	-	-	-	-	-	182,992	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,558,891	5,610,101	21,742,784	2,849,657	512,453	10,746,625	14,272,322	3,103,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS	OVB	OVGS3
Reinvested dividends	$4,924,127	-	71	-	56,875	530,976	1,701,235	1,071,665
Mortality and expense risk charges (note 2)	(2,786,020)	(183)	(199)	(58,692)	(386,719)	(528,146)	(468,473)	(667,359)

Net investment income (loss)	2,138,107	(183)	(128)	(58,692)	(329,844)	2,830	1,232,762	404,306
Realized gain (loss) on investments	(6,292,415)	232	1,306	32,910	(643,106)	(2,325,747)	(2,827,125)	382,645
Change in unrealized gain (loss) on investments	9,166,168	1,299	1,381	346,122	3,383,957	6,415,498	4,541,965	8,352,205

Net gain (loss) on investments	2,873,753	1,531	2,687	379,032	2,740,851	4,089,751	1,714,840	8,734,850

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,011,860	1,348	2,559	320,340	2,411,007	4,092,581	2,947,602	9,139,156

Investment Activity:	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,198,500	2,228,927	139,285	123,584	1,389,435	25,251	173,492	-
Mortality and expense risk charges (note 2)	(913,955)	(1,390,162)	(103,492)	(162,854)	(3,619,047)	(58,695)	(847,643)	(139,831)

Net investment income (loss)	284,545	838,765	35,793	(39,270)	(2,229,612)	(33,444)	(674,151)	(139,831)
Realized gain (loss) on investments	(1,677,194)	7,742,844	151,570	240,657	(467,277)	346,914	5,013,335	154,044
Change in unrealized gain (loss) on investments	12,162,381	9,963,594	1,098,903	1,504,611	32,867,877	315,018	3,353,514	1,469,772

Net gain (loss) on investments	10,485,187	17,706,438	1,250,473	1,745,268	32,400,600	661,932	8,366,849	1,623,816

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,769,732	18,545,203	1,286,266	1,705,998	30,170,988	628,488	7,692,698	1,483,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB
Reinvested dividends	$-	-	492,893	1,149,467	5,509,289	3,121,829	48,232	8,144
Mortality and expense risk charges (note 2)	(1,479)	(23,537)	(69,353)	(335,991)	(4,858,609)	(1,971,045)	(41,093)	(5,406)

Net investment income (loss)	(1,479)	(23,537)	423,540	813,476	650,680	1,150,784	7,139	2,738
Realized gain (loss) on investments	285	2,879	9,812	535,080	924,447	57,378	(333,740)	(52,884)
Change in unrealized gain (loss) on investments	11,186	151,271	153,142	(1,086,348)	10,401,166	3,860,783	733,390	117,212

Net gain (loss) on investments	11,471	154,150	162,954	(551,268)	11,325,613	3,918,161	399,650	64,328

Reinvested capital gains	-	-	-	518,077	-	3,544,898	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,992	130,613	586,494	780,285	11,976,293	8,613,843	406,789	67,066

Investment Activity:	PVTVB	ACEG2	VYDS	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$9,711	-	3,723	-	65,867	251,712	-	427,502
Mortality and expense risk charges (note 2)	(36,985)	(57,829)	(4,800)	(686,038)	(75,901)	(192,501)	(324,663)	(782,238)

Net investment income (loss)	(27,274)	(57,829)	(1,077)	(686,038)	(10,034)	59,211	(324,663)	(354,736)
Realized gain (loss) on investments	79,673	(41,285)	(803)	1,426,849	(2,703)	(133,179)	(1,519,560)	1,552,201
Change in unrealized gain (loss) on investments	251,531	(141,196)	53,047	7,738,204	403,566	460,132	6,660,836	(5,574,871)

Net gain (loss) on investments	331,204	(182,481)	52,244	9,165,053	400,863	326,953	5,141,276	(4,022,670)

Reinvested capital gains	-	-	-	1,043,394	109,899	158,772	-	2,563,706

Net increase (decrease) in contract owners’ equity resulting from operations	$303,930	(240,310)	51,167	9,522,409	500,728	544,936	4,816,613	(1,813,700)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$1,212,200	5,974	-	11,326	68,462	134,476	21,505	-
Mortality and expense risk charges (note 2)	(1,696,888)	(113,227)	(30,622)	(5,631)	(36,766)	(75,962)	(12,303)	(524)

Net investment income (loss)	(484,688)	(107,253)	(30,622)	5,695	31,696	58,514	9,202	(524)
Realized gain (loss) on investments	898,488	107,527	(9,484)	(731)	(3,223)	(24,782)	(2,822)	1,166
Change in unrealized gain (loss) on investments	16,358,539	898,489	359,730	39,608	501,688	1,295,887	126,062	4,931

Net gain (loss) on investments	17,257,027	1,006,016	350,246	38,877	498,465	1,271,105	123,240	6,097

Reinvested capital gains	-	-	12,611	35,666	196,645	441,576	66,185	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,772,339	898,763	332,235	80,238	726,806	1,771,195	198,627	5,573

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	JAGTS2	JAIGS2	VFMG2
Reinvested dividends	$248	-	71	4,359	-	-	-	12,916
Mortality and expense risk charges (note 2)	(3,439)	(539,310)	(90)	(3,770)	(857)	(64,891)	(442,260)	(29,437)

Net investment income (loss)	(3,191)	(539,310)	(19)	589	(857)	(64,891)	(442,260)	(16,521)
Realized gain (loss) on investments	8,799	1,172,522	(581)	321	3,068	814,110	2,355,718	(289,770)
Change in unrealized gain (loss) on investments	27,797	(589,315)	1,613	7,550	3,305	1,264,910	8,375,770	349,749

Net gain (loss) on investments	36,596	583,207	1,032	7,871	6,373	2,079,020	10,731,488	59,979

Reinvested capital gains	91	1,636,874	-	5,572	3,480	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,496	1,680,771	1,013	14,032	8,996	2,014,129	10,289,228	43,458

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR	OVHI3	OVHI4	OVHI
Reinvested dividends	$-	-	124,972	-	-	97,257	983,966	3,187
Mortality and expense risk charges (note 2)	(32,047)	(126,084)	(24,809)	(59,389)	(289,294)	(5,923)	(80,142)	(197)

Net investment income (loss)	(32,047)	(126,084)	100,163	(59,389)	(289,294)	91,334	903,824	2,990
Realized gain (loss) on investments	(342,665)	5,254,486	79,263	2,130,804	(5,416,237)	(71,063)	(593,671)	(47,209)
Change in unrealized gain (loss) on investments	1,202,582	(2,195,190)	(149,144)	90,670	4,221,023	39,989	364,056	46,555

Net gain (loss) on investments	859,917	3,059,296	(69,881)	2,221,474	(1,195,214)	(31,074)	(229,615)	(654)

Reinvested capital gains	-	-	78,829	-	4,042,343	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$827,870	2,933,212	109,111	2,162,085	2,557,835	60,260	674,209	2,336

Investment Activity:	OVHIS	ACVU2	AVBV2
Reinvested dividends	$393,915	-	-
Mortality and expense risk charges (note 2)	(29,394)	(29)	(23)

Net investment income (loss)	364,521	(29)	(23)
Realized gain (loss) on investments	(6,266,756)	1,983	652
Change in unrealized gain (loss) on investments	6,166,243	(1,235)	(133)

Net gain (loss) on investments	(100,513)	748	519

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,008	719	496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALMCS		ALVDAB		AFGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(868,382)	69,045,778	(4,669)	(5,149)	(9,240)	-	(26,584)	(47,382)
Realized gain (loss) on investments	138,736,108	(726,415)	(51,583)	(109,103)	438	-	137,504	107,972
Change in unrealized gain (loss) on investments	2,715,330,029	(953,196,565)	113,711	66,458	61,461	-	1,485,565	(602,435)
Reinvested capital gains	391,317,868	85,173,364	-	-	404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,244,515,623	(799,703,838)	57,459	(47,794)	53,063	-	1,596,485	(541,845)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,330,208,480	6,928,864,729	-	-	1,883,778	-	17,280	23,378
Transfers between funds	-	-	(21,165)	390	62,903	-	(65,976)	(68,084)
Redemptions	(3,178,018,419)	(2,865,907,300)	(27,091)	(11,918)	(8,605)	-	(590,226)	(627,123)
Annuity benefits	(1,609,188)	(1,665,603)	-	-	-	-	(641)	(641)
Contract maintenance charges (note 2)	(195,320,379)	(112,337,217)	(5)	(5)	-	-	(3,313)	(3,784)
Contingent deferred sales charges (note 2)	(20,085,587)	(20,837,633)	-	-	-	-	(147)	(493)
Adjustments to maintain reserves	(599,214)	(36,260)	4	(10)	10	-	542	403

Net equity transactions	934,575,693	3,928,080,716	(48,257)	(11,543)	1,938,086	-	(642,481)	(676,344)

Net change in contract owners’ equity	4,179,091,316	3,128,376,878	9,202	(59,337)	1,991,149	-	954,004	(1,218,189)
Contract owners’ equity beginning of period	29,793,903,432	26,665,526,554	393,138	452,475	-	-	9,763,807	10,981,996

Contract owners’ equity end of period	$33,972,994,748	29,793,903,432	402,340	393,138	1,991,149	-	10,717,811	9,763,807

CHANGES IN UNITS:
Beginning units	2,517,758,479	2,109,588,057	32,647	34,119	-	-	133,488	142,179
Units purchased	707,765,795	978,929,071	7,017	11,920	197,949	-	213	323
Units redeemed	(585,251,583)	(570,758,649)	(10,562)	(13,392)	(1,248)	-	(8,085)	(9,014)

Ending units	2,640,272,691	2,517,758,479	29,102	32,647	196,701	-	125,616	133,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AFHY		AVPAP2		AFGC		MLVGA3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$101,145	115,165	97,105	-	(1,282)	8,422	8,128	1,179,795
Realized gain (loss) on investments	75,394	(14,852)	(1)	-	15,531	5,208	876,600	749,851
Change in unrealized gain (loss) on investments	3,862	(38,230)	8,806	-	(36,013)	34,133	9,286,107	(11,963,314)
Reinvested capital gains	-	-	-	-	32,139	28,110	505,553	3,122,639

Net increase (decrease) in contract owners’ equity resulting from operations	180,401	62,083	105,910	-	10,375	75,873	10,676,388	(6,911,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,418	5,320	12,416,356	-	243	295	32,521,177	36,668,257
Transfers between funds	(960)	34,491	638,055	-	(67,812)	-	(1,839,954)	18,403,568
Redemptions	(34,272)	(75,948)	(54)	-	(69,830)	(71,880)	(10,954,494)	(9,998,731)
Annuity benefits	(1,401)	(1,378)	-	-	(241)	(239)	-	-
Contract maintenance charges (note 2)	(528)	(626)	-	-	(648)	(759)	(10,704)	(7,709)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(46,330)	(41,574)
Adjustments to maintain reserves	820	1,582	(30)	-	160	143	(604)	(388)

Net equity transactions	(34,923)	(36,559)	13,054,327	-	(138,128)	(72,440)	19,669,091	45,023,423

Net change in contract owners’ equity	145,478	25,524	13,160,237	-	(127,753)	3,433	30,345,479	38,112,394
Contract owners’ equity beginning of period	1,811,691	1,786,167	-	-	1,223,501	1,220,068	123,669,985	85,557,591

Contract owners’ equity end of period	$1,957,169	1,811,691	13,160,237	-	1,095,748	1,223,501	154,015,464	123,669,985

CHANGES IN UNITS:
Beginning units	37,304	37,078	-	-	34,457	36,578	10,016,317	6,572,107
Units purchased	104,321	90,954	1,300,946	-	7	9	3,778,528	5,150,285
Units redeemed	(105,771)	(90,728)	(5)	-	(3,876)	(2,130)	(2,264,223)	(1,706,075)

Ending units	35,854	37,304	1,300,941	-	30,588	34,457	11,530,622	10,016,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CHSMM		DSIF		DSIFS		DSRG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(121,636)	(120,529)	1,457,608	1,082,230	392,139	129,878	(207,312)	(176,425)
Realized gain (loss) on investments	-	-	8,840,652	9,814,474	(550,789)	(515,046)	2,295,367	1,091,291
Change in unrealized gain (loss) on investments	-	1	7,681,337	(10,918,941)	9,983,889	(50,354)	1,986,545	(981,875)
Reinvested capital gains	-	-	10,738,166	1,562,507	5,772,701	731,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,636)	(120,528)	28,717,763	1,540,270	15,597,940	296,089	4,074,600	(67,009)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,508,129	5,899,031	3,065,443	3,396,610	19,021,454	19,668,645	688,977	744,087
Transfers between funds	(3,233,511)	(2,113,449)	(1,571,346)	(6,861,391)	(3,519,032)	(1,130,490)	(191,678)	(416,395)
Redemptions	(4,770,359)	(3,082,925)	(31,854,859)	(31,422,859)	(13,537,724)	(13,755,888)	(5,313,891)	(6,194,893)
Annuity benefits	-	(18,553)	(61,740)	(66,675)	(35,545)	(37,700)	(2,701)	(2,620)
Contract maintenance charges (note 2)	(523)	(601)	(127,839)	(140,380)	(345,677)	(174,722)	(33,795)	(38,053)
Contingent deferred sales charges (note 2)	-	-	(22,120)	(38,071)	(68,980)	(94,351)	(7,779)	(5,122)
Adjustments to maintain reserves	37	17	136	1,853	(1,308)	(1,832)	154	(22)

Net equity transactions	(3,496,227)	683,520	(30,572,325)	(35,130,913)	1,513,188	4,473,662	(4,860,713)	(5,913,018)

Net change in contract owners’ equity	(3,617,863)	562,992	(1,854,562)	(33,590,643)	17,111,128	4,769,751	(786,113)	(5,980,027)
Contract owners’ equity beginning of period	14,443,732	13,880,740	210,978,801	244,569,444	114,015,519	109,245,768	39,114,157	45,094,184

Contract owners’ equity end of period	$10,825,869	14,443,732	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

CHANGES IN UNITS:
Beginning units	1,391,226	1,300,472	7,343,204	8,556,559	7,723,730	7,353,016	1,619,263	1,858,295
Units purchased	915,325	1,237,541	352,615	389,033	2,628,249	2,908,956	52,434	71,852
Units redeemed	(1,258,603)	(1,146,787)	(1,322,098)	(1,602,388)	(2,467,327)	(2,538,242)	(236,142)	(310,884)

Ending units	1,047,948	1,391,226	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,312)	-	(640)	33,356	(275,887)	(89,513)	(7,713)	-
Realized gain (loss) on investments	46	-	(100,939)	2,752	282,761	(8,647)	(227)	-
Change in unrealized gain (loss) on investments	13,126	-	1,065,413	(532,366)	3,353,709	(86,148)	58,225	-
Reinvested capital gains	672	-	-	-	-	-	7,869	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,532	-	963,834	(496,258)	3,360,583	(184,308)	58,154	-

Equity transactions:
Purchase payments received from contract owners (note 3)	525,929	-	2,964,602	3,677,562	5,933,771	6,391,741	1,015,995	-
Transfers between funds	38,549	-	(77,278)	2,682,926	(87,207)	7,402,818	467,222	-
Redemptions	(5,842)	-	(559,480)	(78,605)	(660,379)	(231,292)	(14,181)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(53,651)	(5,005)	(113,462)	(12,964)	(1,207)	-
Contingent deferred sales charges (note 2)	(213)	-	(8,428)	(88)	(8,601)	(4,839)	(43)	-
Adjustments to maintain reserves	(19)	-	(12,722)	(102)	(308)	(98)	(45)	-

Net equity transactions	558,404	-	2,253,043	6,276,688	5,063,814	13,545,366	1,467,741	-

Net change in contract owners’ equity	570,936	-	3,216,877	5,780,430	8,424,397	13,361,058	1,525,895	-
Contract owners’ equity beginning of period	-	-	6,042,943	262,513	13,876,653	515,595	-	-

Contract owners’ equity end of period	$570,936	-	9,259,820	6,042,943	22,301,050	13,876,653	1,525,895	-

CHANGES IN UNITS:
Beginning units	-	-	672,762	25,460	1,261,261	45,685	-	-
Units purchased	57,507	-	486,457	674,086	1,124,800	1,424,829	157,701	-
Units redeemed	(1,539)	-	(242,204)	(26,784)	(707,856)	(209,253)	(4,169)	-

Ending units	55,968	-	917,015	672,762	1,678,205	1,261,261	153,532	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(235,579)	-	(30,973)	1,488	133,562	109,249	(1,249,124)	(1,490,840)
Realized gain (loss) on investments	(159,601)	-	518,272	821,086	(143,799)	191,639	(162,263)	(2,104,706)
Change in unrealized gain (loss) on investments	(336,503)	-	934,965	(774,058)	446,216	(843,088)	25,949,401	(5,636,839)
Reinvested capital gains	6,819	-	-	-	817,709	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(724,864)	-	1,422,264	48,516	1,253,688	24,108	24,538,014	(9,232,385)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,549	-	228,612	43,629	36,509	101,300	14,847,992	19,549,331
Transfers between funds	23,476,825	-	3,530,039	573,079	860,490	26,667	2,891,518	(15,615,474)
Redemptions	(1,677,803)	-	(752,613)	(1,457,349)	(1,231,066)	(2,267,313)	(11,597,332)	(10,902,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73,943)	-	(3,007)	(2,558)	(912)	(990)	(560,583)	(342,751)
Contingent deferred sales charges (note 2)	(13,754)	-	(839)	(1,168)	(793)	(3,097)	(87,428)	(79,193)
Adjustments to maintain reserves	(778)	-	(106)	(52)	(108)	(251)	(1,361)	(1,561)

Net equity transactions	22,123,096	-	3,002,086	(844,419)	(335,880)	(2,143,684)	5,492,806	(7,392,165)

Net change in contract owners’ equity	21,398,232	-	4,424,350	(795,903)	917,808	(2,119,576)	30,030,820	(16,624,550)
Contract owners’ equity beginning of period	-	-	5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332

Contract owners’ equity end of period	$21,398,232	-	10,278,714	5,854,364	11,759,269	10,841,461	141,268,602	111,237,782

CHANGES IN UNITS:
Beginning units	-	-	404,489	463,358	655,718	781,885	8,157,179	8,528,417
Units purchased	2,554,821	-	318,277	108,536	101,324	144,938	2,927,685	2,494,702
Units redeemed	(353,468)	-	(125,130)	(167,405)	(119,775)	(271,105)	(2,553,083)	(2,865,940)

Ending units	2,201,353	-	597,636	404,489	637,267	655,718	8,531,781	8,157,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MNDSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(178,769)	(26,666)	(263,818)	(72,339)	(120,648)	(145,396)	(11,114)	-
Realized gain (loss) on investments	722,606	108,743	(2,758,370)	697,687	658,949	520,546	(2,784)	-
Change in unrealized gain (loss) on investments	(386,687)	(275,263)	(8,234,841)	(3,494,518)	312,080	(460,050)	46,713	-
Reinvested capital gains	-	-	9,366,961	73,862	437,026	-	72,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,150	(193,186)	(1,890,068)	(2,795,308)	1,287,407	(84,900)	105,503	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,683,387	-	1,841,470	-	118,124	84,705	1,086,920	-
Transfers between funds	14,842,401	(47,704)	82,450,932	(332,117)	(434,498)	(386,434)	1,392,940	-
Redemptions	(1,110,909)	(211,711)	(6,933,784)	(1,015,321)	(2,206,573)	(2,227,412)	(31,399)	-
Annuity benefits	(449)	(461)	(11,180)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,414)	(1,735)	(13,829)	(3,907)	(1,078)	(1,166)	(2,197)	-
Contingent deferred sales charges (note 2)	(1,980)	(121)	(30,108)	(724)	(3,605)	(10,543)	(73)	-
Adjustments to maintain reserves	(3,526)	(695)	(102,897)	(121)	(3,887)	(442)	(55)	-

Net equity transactions	15,405,510	(262,427)	77,200,604	(1,352,190)	(2,531,517)	(2,541,292)	2,446,136	-

Net change in contract owners’ equity	15,562,660	(455,613)	75,310,536	(4,147,498)	(1,244,110)	(2,626,192)	2,551,639	-
Contract owners’ equity beginning of period	1,755,826	2,211,439	5,139,442	9,286,940	9,464,140	12,090,332	-	-

Contract owners’ equity end of period	$17,318,486	1,755,826	80,449,978	5,139,442	8,220,030	9,464,140	2,551,639	-

CHANGES IN UNITS:
Beginning units	378,492	429,603	391,151	470,786	638,301	809,425	-	-
Units purchased	2,703,521	-	5,034,442	4,058	85,002	112,082	293,271	-
Units redeemed	(679,788)	(51,111)	(1,186,406)	(83,693)	(242,886)	(283,206)	(43,172)	-

Ending units	2,402,225	378,492	4,239,187	391,151	480,417	638,301	250,099	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVFSC		MVIVSC		MSVFI		MSVF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(750,140)	(1,453,951)	(54,039)	(118,611)	47,324	37,813	548,234	403,201
Realized gain (loss) on investments	21,454,078	12,847,215	826,506	346,428	55,941	(403)	353,338	(12,527)
Change in unrealized gain (loss) on investments	18,997,367	(17,119,075)	8,039,702	(1,804,417)	8,816	30,757	535,842	422,448
Reinvested capital gains	2,388,656	1,274,247	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,089,961	(4,451,564)	8,812,169	(1,576,600)	112,081	68,167	1,437,414	813,122

Equity transactions:
Purchase payments received from contract owners (note 3)	20,769,221	33,239,620	18,099,412	24,913,927	15,352	24,813	110,504	224,748
Transfers between funds	(29,136,073)	(13,983,358)	4,486,866	12,845,954	30,512	17,119	(83,468)	(1,258,799)
Redemptions	(40,523,464)	(36,189,614)	(3,003,388)	(1,063,394)	(329,097)	(497,769)	(2,756,267)	(2,787,979)
Annuity benefits	(6,559)	(6,096)	-	-	-	-	(7,711)	(7,537)
Contract maintenance charges (note 2)	(1,467,206)	(1,136,632)	(502,127)	(133,248)	(484)	(542)	(23,111)	(22,307)
Contingent deferred sales charges (note 2)	(213,614)	(283,580)	(32,725)	(9,665)	(63)	(881)	(10,791)	(10,959)
Adjustments to maintain reserves	(1,221)	(695)	(659)	(703)	(10)	(59)	(352)	(448)

Net equity transactions	(50,578,916)	(18,360,355)	19,047,379	36,552,871	(283,790)	(457,319)	(2,771,196)	(3,863,281)

Net change in contract owners’ equity	(8,488,955)	(22,811,919)	27,859,548	34,976,271	(171,709)	(389,152)	(1,333,782)	(3,050,159)
Contract owners’ equity beginning of period	317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

Contract owners’ equity end of period	$308,714,664	317,203,619	77,870,623	50,011,075	1,420,643	1,592,352	18,558,710	19,892,492

CHANGES IN UNITS:
Beginning units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566
Units purchased	3,204,311	4,814,723	3,218,364	4,208,756	36,116	44,314	169,763	177,271
Units redeemed	(6,069,568)	(5,779,654)	(1,469,018)	(790,731)	(60,345)	(85,718)	(400,726)	(517,903)

Ending units	16,598,824	19,464,081	6,568,051	4,818,705	114,987	139,216	1,488,971	1,719,934

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSEM		MSEMB		VKVGR2		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$53,000	81,900	13,471	21,703	(205)	120	(181)	(246)
Realized gain (loss) on investments	83,327	(17,129)	13,137	(5,537)	15	(932)	1,327	16,620
Change in unrealized gain (loss) on investments	399,647	100,551	124,714	26,669	4,157	-	4,271	(13,932)
Reinvested capital gains	-	41,069	-	11,623	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	535,974	206,391	151,322	54,458	3,967	(812)	5,417	2,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	(290)	(5,026)
Transfers between funds	(55,969)	(103,024)	(36,747)	(22,519)	55,729	923	116	(9,705)
Redemptions	(663,484)	(524,425)	(123,745)	(145,671)	-	(111)	-	122
Annuity benefits	-	-	-	-	-	-	(2,964)	(10,076)
Contract maintenance charges (note 2)	(1,974)	(2,167)	(194)	(202)	-	-	174	-
Contingent deferred sales charges (note 2)	(191)	(425)	(69)	(31)	-	-	-	-
Adjustments to maintain reserves	(128)	(78)	(67)	(115)	(2)	-	(3,173)	(349)

Net equity transactions	(721,746)	(630,119)	(160,822)	(168,538)	55,727	812	(6,137)	(25,034)

Net change in contract owners’ equity	(185,772)	(423,728)	(9,500)	(114,080)	59,694	-	(720)	(22,592)
Contract owners’ equity beginning of period	3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

Contract owners’ equity end of period	$3,393,878	3,579,650	1,006,127	1,015,627	59,694	-	34,359	35,079

CHANGES IN UNITS:
Beginning units	146,190	172,642	47,925	56,191	-	-	-	312
Units purchased	-	-	652	3,278	6,184	592	9	-
Units redeemed	(27,053)	(26,452)	(7,693)	(11,544)	-	(592)	(9)	(312)

Ending units	119,137	146,190	40,884	47,925	6,184	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVREB		NVAMV1		NVAMV2		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40)	(52)	(199,091)	146,762	(1,107,937)	(95,811)	(8,338,498)	(8,748,128)
Realized gain (loss) on investments	1,393	1,852	721,869	263,334	1,648,201	1,161,400	2,290,785	179,686
Change in unrealized gain (loss) on investments	(832)	(1,461)	3,809,786	(891,778)	11,016,530	(3,017,896)	447,347,736	(16,676,602)
Reinvested capital gains	-	-	2,037,600	137,253	5,941,559	380,763	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	521	339	6,370,164	(344,429)	17,498,353	(1,571,544)	441,300,023	(25,245,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	(39,125)	39,388	707,015	1,083,684	7,568,117	14,533,385	555,891,246	1,022,701,603
Transfers between funds	39,208	(39,388)	(2,237,375)	(4,593,749)	(13,306,562)	(8,210,128)	(794,538)	(19,901,350)
Redemptions	-	-	(8,009,308)	(8,757,056)	(15,656,987)	(16,344,346)	(162,680,418)	(89,968,002)
Annuity benefits	(772)	(4,488)	(3,039)	(6,521)	(17,994)	(10,473)	(3,539)	(2,813)
Contract maintenance charges (note 2)	(2)	-	(23,606)	(26,400)	(519,924)	(373,450)	(31,014,092)	(17,081,920)
Contingent deferred sales charges (note 2)	-	-	(12,827)	(20,419)	(102,646)	(169,835)	(1,925,134)	(1,586,944)
Adjustments to maintain reserves	39	297	305	10,944	(2,308)	7,749	(3,790)	11,723

Net equity transactions	(652)	(4,191)	(9,578,835)	(12,309,517)	(22,038,304)	(10,567,098)	359,469,735	894,172,297

Net change in contract owners’ equity	(131)	(3,852)	(3,208,671)	(12,653,946)	(4,539,951)	(12,138,642)	800,769,758	868,927,253
Contract owners’ equity beginning of period	4,945	8,797	52,140,929	64,794,875	147,342,084	159,480,726	3,003,377,639	2,134,450,386

Contract owners’ equity end of period	$4,814	4,945	48,932,258	52,140,929	142,802,133	147,342,084	3,804,147,397	3,003,377,639

CHANGES IN UNITS:
Beginning units	27	27	3,763,621	4,645,835	10,757,342	11,529,269	298,878,335	211,427,824
Units purchased	3,308	3,393	90,321	190,825	1,096,504	2,206,410	64,730,700	108,345,137
Units redeemed	(3,308)	(3,393)	(732,333)	(1,073,039)	(2,609,098)	(2,978,337)	(31,751,402)	(20,894,626)

Ending units	27	27	3,121,609	3,763,621	9,244,748	10,757,342	331,857,633	298,878,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,498,446	3,908,167	(862,120)	(722,081)	(2,891,341)	(2,618,040)	(6,605,075)	(6,805,173)
Realized gain (loss) on investments	1,371,324	(1,256,608)	(2,448,582)	(1,933,212)	(6,153,775)	(4,169,992)	(861,974)	(3,749,693)
Change in unrealized gain (loss) on investments	27,197,053	33,880,415	27,321,376	(9,782,123)	40,496,020	(5,714,866)	166,394,063	(23,884,988)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,066,823	36,531,974	24,010,674	(12,437,416)	31,450,904	(12,502,898)	158,927,014	(34,439,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	218,970,652	285,562,009	16,473,773	26,636,675	25,867,731	39,921,287	229,516,424	294,865,946
Transfers between funds	52,628,071	(16,771,794)	(3,349,337)	1,437,876	(15,951,353)	2,035,175	(42,981,040)	(2,762,862)
Redemptions	(86,431,007)	(45,389,095)	(10,357,687)	(10,836,924)	(16,607,631)	(17,512,597)	(83,952,247)	(36,401,236)
Annuity benefits	(34,683)	(8,783)	(7,605)	(6,220)	(4,750)	(4,604)	(2,114)	(1,723)
Contract maintenance charges (note 2)	(8,552,540)	(5,087,949)	(623,287)	(343,966)	(887,303)	(546,272)	(8,657,851)	(4,760,859)
Contingent deferred sales charges (note 2)	(702,188)	(834,019)	(92,408)	(100,775)	(134,622)	(146,169)	(701,559)	(758,413)
Adjustments to maintain reserves	(2,749)	8,251	(919)	246	(956)	(1,575)	(3,843)	(8,140)

Net equity transactions	175,875,556	217,478,620	2,042,530	16,786,912	(7,718,884)	23,745,245	93,217,770	250,172,713

Net change in contract owners’ equity	211,942,379	254,010,594	26,053,204	4,349,496	23,732,020	11,242,347	252,144,784	215,732,859
Contract owners’ equity beginning of period	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320	1,005,300,580	789,567,721

Contract owners’ equity end of period	$1,236,578,634	1,024,636,255	142,585,146	116,531,942	226,797,687	203,065,667	1,257,445,364	1,005,300,580

CHANGES IN UNITS:
Beginning units	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092	125,082,554	94,709,952
Units purchased	30,111,228	34,301,944	2,742,837	4,450,308	4,106,547	7,194,972	32,142,445	43,246,817
Units redeemed	(15,034,268)	(14,570,903)	(2,537,602)	(2,806,314)	(4,853,312)	(4,714,678)	(21,788,014)	(12,874,215)

Ending units	106,649,138	91,572,178	11,903,007	11,697,772	21,178,621	21,925,386	135,436,985	125,082,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		HIBF		HIBF3		GEM		GEM2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	392,123	535,443	6,458,219	5,630,792	(1,917)	(2,787)	(14,700)	(17,020)
Realized gain (loss) on investments		(184,587)	(418,585)	854,689	3,775,393	(55,685)	(39,549)	(245,677)	(27,864)
Change in unrealized gain (loss) on investments		585,028	72,641	3,950,323	(7,065,820)	100,996	(57,044)	437,185	(377,713)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		792,564	189,499	11,263,231	2,340,365	43,394	(99,380)	176,808	(422,597)

Equity transactions:
Purchase payments received from contract owners (note 3)		29	88	9,123,520	8,068,539	-	-	(49)	-
Transfers between funds		(302,180)	(405,304)	(5,804,309)	1,732,584	(20,766)	(38,817)	(82,436)	(24,169)
Redemptions		(1,280,655)	(1,796,036)	(10,697,689)	(10,518,180)	(109,494)	(45,592)	(278,702)	(268,987)
Annuity benefits		(305)	(277)	(10,309)	(9,871)	(552)	(641)	-	-
Contract maintenance charges (note 2)		(979)	(1,095)	(6,897)	(6,233)	(112)	(135)	(325)	(424)
Contingent deferred sales charges (note 2)		(468)	(6,939)	(56,633)	(55,427)	(1)	(3)	(163)	(206)
Adjustments to maintain reserves		(264)	(254)	(788)	(469)	(311)	(378)	(47)	(97)

Net equity transactions		(1,584,822)	(2,209,817)	(7,453,105)	(789,057)	(131,236)	(85,566)	(361,722)	(293,883)

Net change in contract owners’ equity		(792,258)	(2,020,318)	3,810,126	1,551,308	(87,842)	(184,946)	(184,914)	(716,480)
Contract owners’ equity beginning of period		6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314	1,272,348	1,988,828

Contract owners’ equity end of period	$	6,046,751	6,839,009	101,012,332	97,202,206	209,526	297,368	1,087,434	1,272,348

CHANGES IN UNITS:
Beginning units		405,899	540,532	7,233,930	7,280,016	14,503	18,106	44,117	52,785
Units purchased		25,324	98,053	4,079,407	5,368,529	-	-	284	6,775
Units redeemed		(113,815)	(232,686)	(4,651,621)	(5,414,615)	(5,886)	(3,603)	(11,742)	(15,443)

Ending units		317,408	405,899	6,661,716	7,233,930	8,617	14,503	32,659	44,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM3		GEM6		GIG		GIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204,875)	(203,521)	(661,084)	(588,128)	(160)	12	(131,392)	(27,196)
Realized gain (loss) on investments	(1,521,297)	(7,675,076)	(112,087)	(9,626,946)	1,059	1,071	796,615	(367,298)
Change in unrealized gain (loss) on investments	5,076,471	(1,496)	7,071,298	(3,988,277)	4,074	(5,750)	2,629,444	(2,872,659)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,350,299	(7,880,093)	6,298,127	(14,203,351)	4,973	(4,667)	3,294,667	(3,267,153)

Equity transactions:
Purchase payments received from contract owners (note 3)	526,430	1,215,053	8,201,646	8,115,744	(1)	-	338,218	374,330
Transfers between funds	(1,443,011)	(4,735,882)	(303,727)	(6,626,973)	3	-	(822,168)	68,727
Redemptions	(3,680,267)	(5,376,932)	(5,713,863)	(6,914,453)	(2,680)	(3,192)	(3,685,324)	(4,855,542)
Annuity benefits	(2,519)	(5,571)	(1,942)	-	-	-	(6,662)	(7,239)
Contract maintenance charges (note 2)	(11,372)	(14,203)	(6,353)	(6,825)	(28)	(36)	(11,280)	(12,937)
Contingent deferred sales charges (note 2)	(4,444)	(13,866)	(46,339)	(54,086)	-	-	(2,895)	(5,979)
Adjustments to maintain reserves	(2,146)	442	(1,320)	(754)	2	(31)	(669)	13,825

Net equity transactions	(4,617,329)	(8,930,959)	2,128,102	(5,487,347)	(2,704)	(3,259)	(4,190,780)	(4,424,815)

Net change in contract owners’ equity	(1,267,030)	(16,811,052)	8,426,229	(19,690,698)	2,269	(7,926)	(896,113)	(7,691,968)
Contract owners’ equity beginning of period	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672	25,375,025	33,066,993

Contract owners’ equity end of period	$22,205,647	23,472,677	52,314,937	43,888,708	38,015	35,746	24,478,912	25,375,025

CHANGES IN UNITS:
Beginning units	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675	1,510,544	1,753,932
Units purchased	146,794	164,028	1,061,571	832,414	-	-	39,976	163,083
Units redeemed	(342,885)	(502,603)	(954,916)	(1,124,728)	(218)	(289)	(272,782)	(406,471)

Ending units	878,960	1,075,051	2,705,132	2,598,477	3,168	3,386	1,277,738	1,510,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(243,715)	(92,134)	44,582	(679,303)	(39,904)	(259,705)	(548)	(13,457)
Realized gain (loss) on investments	851,907	940,738	1,080,857	1,984,473	(455,722)	(94,216)	7,638	371,873
Change in unrealized gain (loss) on investments	2,479,899	(3,620,754)	4,089,975	(13,163,847)	2,125,262	(3,503,958)	199,359	(540,513)
Reinvested capital gains	-	-	5,060,113	677,844	1,691,067	204,746	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,088,091	(2,772,150)	10,275,527	(11,180,833)	3,320,703	(3,653,133)	206,449	(182,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,460	3,317,466	891,891	1,158,627	4,044,040	8,997,765	271,583	158,705
Transfers between funds	(2,473,355)	4,116,297	(3,073,354)	(2,704,805)	(5,594,507)	1,402,105	171,156	422,185
Redemptions	(2,193,911)	(1,711,231)	(10,231,572)	(11,882,578)	(1,089,967)	(1,499,636)	(367,735)	(253,130)
Annuity benefits	-	-	(26,271)	(14,716)	-	-	-	-
Contract maintenance charges (note 2)	(114,906)	(72,967)	(37,938)	(45,683)	(169,882)	(85,748)	(1,150)	(1,063)
Contingent deferred sales charges (note 2)	(27,879)	(9,039)	(6,764)	(23,422)	(11,239)	(20,043)	(1,692)	(748)
Adjustments to maintain reserves	(500)	254	(241)	(1,792)	(426)	(501)	(65)	(62)

Net equity transactions	(2,685,091)	5,640,780	(12,484,249)	(13,514,369)	(2,821,981)	8,793,942	72,097	325,887

Net change in contract owners’ equity	403,000	2,868,630	(2,208,722)	(24,695,202)	498,722	5,140,809	278,546	143,790
Contract owners’ equity beginning of period	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437	2,108,691	1,964,901

Contract owners’ equity end of period	$24,533,603	24,130,603	70,487,265	72,695,987	24,154,968	23,656,246	2,387,237	2,108,691

CHANGES IN UNITS:
Beginning units	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346	227,602	202,690
Units purchased	637,277	1,682,280	177,927	426,205	750,979	2,297,649	67,491	222,042
Units redeemed	(1,008,477)	(908,350)	(1,680,167)	(2,010,909)	(1,104,847)	(1,302,676)	(60,956)	(197,130)

Ending units	3,157,577	3,528,777	7,916,101	9,418,341	2,768,451	3,122,319	234,137	227,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,118,682)	(2,110,130)	(152,909)	72,768	(694,551)	8,682,845	(4,348,829)	11,584,199
Realized gain (loss) on investments	3,158,170	2,257,917	243,862	1,378,893	931,324	11,907	1,903,568	(157,807)
Change in unrealized gain (loss) on investments	13,354,018	(6,887,748)	2,194,034	(3,956,192)	104,996,734	(52,411,470)	217,317,898	(121,757,876)
Reinvested capital gains	-	-	1,042,883	355,769	18,208,571	7,339,091	33,278,540	10,895,379

Net increase (decrease) in contract owners’ equity resulting from operations	15,393,506	(6,739,961)	3,327,870	(2,148,762)	123,442,078	(36,377,627)	248,151,177	(99,436,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,920,646	10,710,831	4,663,127	4,788,842	305,604,539	404,792,668	284,605,039	835,255,553
Transfers between funds	(18,555,862)	(8,201,985)	(821,390)	706,694	(10,096,718)	12,410,216	(27,496,657)	5,991,743
Redemptions	(23,426,724)	(22,992,218)	(1,493,504)	(2,807,771)	(105,099,933)	(36,141,060)	(56,642,630)	(39,667,171)
Annuity benefits	(2,866)	(2,781)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(748,295)	(693,349)	(4,180)	(4,030)	(11,329,322)	(6,029,010)	(22,726,905)	(11,209,805)
Contingent deferred sales charges (note 2)	(133,120)	(204,935)	(17,022)	(35,767)	(896,257)	(648,042)	(1,074,108)	(839,931)
Adjustments to maintain reserves	(1,047)	(1,300)	(264)	162	(1,146)	(4,664)	151	(11,290)

Net equity transactions	(37,947,268)	(21,385,737)	2,326,767	2,648,130	178,181,163	374,380,108	176,664,890	789,519,099

Net change in contract owners’ equity	(22,553,762)	(28,125,698)	5,654,637	499,368	301,623,241	338,002,481	424,816,067	690,082,994
Contract owners’ equity beginning of period	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574	1,993,782,374	1,303,699,380

Contract owners’ equity end of period	$152,403,119	174,956,881	28,162,711	22,508,074	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374

CHANGES IN UNITS:
Beginning units	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946	215,720,584	134,184,859
Units purchased	2,627,837	5,214,783	660,100	1,042,514	38,695,997	46,164,222	35,891,174	96,316,816
Units redeemed	(6,609,748)	(7,236,944)	(404,096)	(782,903)	(21,896,292)	(9,163,287)	(17,843,167)	(14,781,091)

Ending units	15,266,456	19,248,367	2,931,734	2,675,730	145,128,586	128,328,881	233,768,591	215,720,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,445,058	4,696,475	(1,534,125)	12,982,809	(1,630,908)	2,735,374	1,253,216	4,907,986
Realized gain (loss) on investments	7,877,727	4,943,425	1,264,985	(334,802)	2,992,692	(339,662)	1,394,135	567,042
Change in unrealized gain (loss) on investments	16,786,044	(14,006,408)	174,246,357	(95,093,111)	32,114,038	(29,035,553)	35,932,206	(17,845,617)
Reinvested capital gains	9,671,320	2,688,951	33,776,138	11,062,859	9,486,110	3,343,151	12,080,603	2,968,535

Net increase (decrease) in contract owners’ equity resulting from operations	36,780,149	(1,677,557)	207,753,355	(71,382,245)	42,961,932	(23,296,690)	50,660,160	(9,402,054)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,728,941	158,098,491	295,118,909	700,007,455	13,248,220	12,840,436	141,556,880	186,647,527
Transfers between funds	60,099,790	81,061,529	(17,371,631)	10,111,955	(5,418,477)	1,115,152	12,539,130	2,560,929
Redemptions	(39,168,728)	(29,740,793)	(81,479,867)	(85,249,293)	(22,393,673)	(25,119,040)	(32,077,247)	(22,226,014)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,015,007)	(3,509,652)	(19,769,111)	(10,593,475)	(2,094,689)	(2,099,688)	(5,691,151)	(3,143,421)
Contingent deferred sales charges (note 2)	(789,576)	(447,860)	(1,429,635)	(1,125,118)	(150,041)	(247,980)	(490,489)	(348,014)
Adjustments to maintain reserves	(680)	(817)	(1,086)	(5,148)	(558)	(350)	(838)	(1,740)

Net equity transactions	142,854,740	205,460,898	175,067,579	613,146,376	(16,809,218)	(13,511,470)	115,836,285	163,489,267

Net change in contract owners’ equity	179,634,889	203,783,341	382,820,934	541,764,131	26,152,714	(36,808,160)	166,496,445	154,087,213
Contract owners’ equity beginning of period	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041	556,682,830	402,595,617

Contract owners’ equity end of period	$761,069,541	581,434,652	2,246,273,889	1,863,452,955	369,237,595	343,084,881	723,179,275	556,682,830

CHANGES IN UNITS:
Beginning units	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331	54,955,819	39,080,002
Units purchased	27,849,330	30,573,061	36,303,091	86,188,702	2,607,358	3,393,666	17,896,066	22,612,236
Units redeemed	(14,865,778)	(11,246,256)	(18,961,252)	(24,446,555)	(4,351,799)	(4,884,168)	(6,985,084)	(6,736,419)

Ending units	67,968,499	54,984,947	212,166,284	194,824,445	36,890,388	38,634,829	65,866,801	54,955,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$61,908	44,297	1,121,341	1,256,413	279,997	319,966	56,106	(238,124)
Realized gain (loss) on investments	59,181	22,771	3,220,408	2,344,806	597,281	351,008	219,120	(5,175,956)
Change in unrealized gain (loss) on investments	44,851	40,974	1,968,847	2,615,526	712,067	752,471	14,628,968	4,619,978
Reinvested capital gains	20,878	-	791,448	-	883,698	36,533	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	186,818	108,042	7,102,044	6,216,745	2,473,043	1,459,978	14,904,194	(794,102)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,307	165,016	7,013,416	7,763,878	7,150,138	11,563,400	1,365,258	1,954,192
Transfers between funds	819,191	542,575	2,743,856	(10,323,196)	2,126,964	3,499,028	(2,409,616)	(3,607,632)
Redemptions	(619,450)	(396,735)	(24,390,445)	(20,295,386)	(3,573,589)	(2,756,305)	(17,861,217)	(18,364,044)
Annuity benefits	-	-	(2,224)	(1,920)	-	-	(52,117)	(67,453)
Contract maintenance charges (note 2)	(1,043)	(865)	(505,107)	(466,440)	(261,967)	(128,141)	(91,462)	(103,337)
Contingent deferred sales charges (note 2)	(578)	(697)	(113,843)	(151,259)	(31,128)	(16,056)	(9,038)	(18,270)
Adjustments to maintain reserves	(52)	(70)	(922)	(1,004)	(490)	(508)	(38,864)	13,528

Net equity transactions	339,375	309,224	(15,255,269)	(23,475,327)	5,409,928	12,161,418	(19,097,056)	(20,193,016)

Net change in contract owners’ equity	526,193	417,266	(8,153,225)	(17,258,582)	7,882,971	13,621,396	(4,192,862)	(20,987,118)
Contract owners’ equity beginning of period	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406	123,961,912	144,949,030

Contract owners’ equity end of period	$3,289,537	2,763,344	119,408,505	127,561,730	48,657,773	40,774,802	119,769,050	123,961,912

CHANGES IN UNITS:
Beginning units	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048	2,459,013	2,827,396
Units purchased	166,150	135,519	3,784,767	3,574,509	1,464,689	2,299,623	30,884	51,660
Units redeemed	(138,020)	(110,325)	(5,099,034)	(5,660,920)	(1,037,763)	(1,311,844)	(393,274)	(420,043)

Ending units	263,240	235,110	9,816,211	11,130,478	3,683,753	3,256,827	2,096,623	2,459,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		CAF		CAF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(966,450)	(1,559,402)	2,154,657	5,741,612	(263,051)	(259,785)	(109,462)	19,474
Realized gain (loss) on investments	1,917,002	(11,738,465)	3,564,812	2,212,745	2,511,788	2,398,610	263,424	(16,121)
Change in unrealized gain (loss) on investments	17,355,660	12,680,009	(12,227,239)	14,767,389	1,680,857	(2,806,152)	1,293,160	139,364
Reinvested capital gains	-	-	12,510,903	1,336,507	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,306,212	(617,858)	6,003,133	24,058,253	3,929,594	(667,327)	1,447,122	142,717

Equity transactions:
Purchase payments received from contract owners (note 3)	3,074,134	3,279,098	15,209,610	18,346,424	832,102	642,476	8,400,120	6,515,616
Transfers between funds	(15,514,929)	(10,072,890)	3,539,091	(23,095,419)	224,888	686,393	3,799,569	3,652,806
Redemptions	(23,698,491)	(23,548,338)	(62,025,466)	(60,738,031)	(4,552,509)	(4,991,713)	(442,822)	(39,194)
Annuity benefits	(1,991)	(1,811)	(20,244)	(25,894)	(21,484)	(8,554)	-	-
Contract maintenance charges (note 2)	(623,028)	(631,351)	(1,113,852)	(1,046,615)	(29,426)	(32,525)	(113,766)	(4,421)
Contingent deferred sales charges (note 2)	(137,206)	(196,285)	(262,521)	(346,713)	(4,134)	(7,399)	(6,191)	(552)
Adjustments to maintain reserves	(1,020)	(904)	(70)	1,121	1,640	448	(286)	(44)

Net equity transactions	(36,902,531)	(31,172,481)	(44,673,452)	(66,905,127)	(3,548,923)	(3,710,874)	11,636,624	10,124,211

Net change in contract owners’ equity	(18,596,319)	(31,790,339)	(38,670,319)	(42,846,874)	380,671	(4,378,201)	13,083,746	10,266,928
Contract owners’ equity beginning of period	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330	10,266,928	-

Contract owners’ equity end of period	$148,920,590	167,516,909	368,510,740	407,181,059	32,195,800	31,815,129	23,350,674	10,266,928

CHANGES IN UNITS:
Beginning units	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649	1,133,015	-
Units purchased	1,340,895	1,942,302	7,765,453	7,933,130	116,583	164,317	1,601,830	1,219,798
Units redeemed	(3,945,706)	(4,134,398)	(10,442,113)	(12,865,158)	(290,760)	(363,300)	(434,331)	(86,783)

Ending units	9,811,244	12,416,055	22,621,715	25,298,375	1,556,489	1,730,666	2,300,514	1,133,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$187,558	210,737	(1,046,585)	(109,857)	2,806,650	2,354,465	3,446,468	3,825,946
Realized gain (loss) on investments	683,249	(495,803)	(20,460,551)	(16,491,307)	816,706	227,017	8,137,343	1,661,708
Change in unrealized gain (loss) on investments	2,110,133	(2,856,612)	54,304,973	310,490	32,818,918	(6,890,276)	79,591,523	(29,486,529)
Reinvested capital gains	-	-	-	-	6,606,231	513,222	13,157,136	677,210

Net increase (decrease) in contract owners’ equity resulting from operations	2,980,940	(3,141,678)	32,797,837	(16,290,674)	43,048,505	(3,795,572)	104,332,470	(23,321,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,800,028	3,526,416	7,299,542	4,610,804	212,722,775	218,095,273	211,290,678	501,218,133
Transfers between funds	(2,399,959)	3,941,371	(12,755,664)	(10,678,043)	16,484,249	17,074,496	(5,341,671)	14,170,521
Redemptions	(1,064,430)	(1,199,126)	(62,022,844)	(54,500,702)	(30,211,093)	(13,470,230)	(21,714,871)	(10,719,464)
Annuity benefits	-	-	(20,626)	(14,469)	-	-	-	-
Contract maintenance charges (note 2)	(78,279)	(41,652)	(47,813)	(56,770)	(5,108,071)	(2,285,245)	(11,354,282)	(4,370,123)
Contingent deferred sales charges (note 2)	(5,105)	(11,669)	(154,314)	(298,822)	(481,129)	(244,911)	(566,068)	(233,739)
Adjustments to maintain reserves	(421)	(432)	514	4,963	(713)	(3,091)	(723)	(6,684)

Net equity transactions	(1,748,166)	6,214,908	(67,701,205)	(60,933,039)	193,406,018	219,166,292	172,313,063	500,058,644

Net change in contract owners’ equity	1,232,774	3,073,230	(34,903,368)	(77,223,713)	236,454,523	215,370,720	276,645,533	476,736,979
Contract owners’ equity beginning of period	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201	906,298,809	429,561,830

Contract owners’ equity end of period	$20,283,307	19,050,533	229,389,373	264,292,741	725,544,444	489,089,921	1,182,944,342	906,298,809

CHANGES IN UNITS:
Beginning units	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236	69,667,022	32,219,088
Units purchased	598,836	1,217,445	2,816,095	2,345,472	21,729,282	20,322,615	19,767,966	42,034,142
Units redeemed	(815,253)	(507,072)	(6,859,007)	(6,123,371)	(6,876,448)	(2,796,148)	(7,219,505)	(4,586,208)

Ending units	2,316,939	2,533,356	12,793,695	16,836,607	54,359,537	39,506,703	82,215,483	69,667,022

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,411,848	3,720,985	1,031,380	11,476,690	(1,546,814)	4,752,843	651,506	4,466,943
Realized gain (loss) on investments	18,247	(261,080)	476,528	280,095	(26,211,464)	(20,510,261)	375,493	(461,714)
Change in unrealized gain (loss) on investments	9,664,365	1,117,885	210,082,299	(51,379,389)	167,505,085	(33,685,157)	43,380,593	(1,357,344)
Reinvested capital gains	8,323,406	1,557,894	-	-	-	-	3,269,186	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,417,866	6,135,684	211,590,207	(39,622,604)	139,746,807	(49,442,575)	47,676,778	2,647,885

Equity transactions:
Purchase payments received from contract owners (note 3)	134,085,096	138,254,369	215,033,838	397,119,283	16,822,585	18,909,283	110,990,931	127,648,171
Transfers between funds	58,791,548	43,980,204	(28,611,651)	(73,223,684)	(36,487,977)	(31,103,442)	2,410,839	11,037,413
Redemptions	(54,250,761)	(44,261,619)	(301,137,174)	(366,727,754)	(188,240,199)	(163,811,995)	(117,582,496)	(80,845,288)
Annuity benefits	(11,627)	(11,690)	(113,054)	(109,135)	-	(29,982)	(113,564)	(117,861)
Contract maintenance charges (note 2)	(4,745,432)	(2,449,428)	(13,869,457)	(8,911,084)	(4,411,971)	(4,458,196)	(4,287,001)	(2,644,876)
Contingent deferred sales charges (note 2)	(682,683)	(546,307)	(1,684,233)	(2,201,178)	(927,560)	(1,414,009)	(485,575)	(664,390)
Adjustments to maintain reserves	(853)	(1,060)	(1,034)	1,928	(1,238)	3,437	(200)	(1,664)

Net equity transactions	133,185,288	134,964,469	(130,382,765)	(54,051,624)	(213,246,360)	(181,904,904)	(9,067,066)	54,411,505

Net change in contract owners’ equity	153,603,154	141,100,153	81,207,442	(93,674,228)	(73,499,553)	(231,347,479)	38,609,712	57,059,390
Contract owners’ equity beginning of period	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794	756,335,353	699,275,963

Contract owners’ equity end of period	$672,178,632	518,575,478	2,444,000,990	2,362,793,548	1,179,694,762	1,253,194,315	794,945,065	756,335,353

CHANGES IN UNITS:
Beginning units	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100	55,287,171	51,232,905
Units purchased	20,937,992	20,869,615	29,003,377	53,288,743	6,643,515	6,082,366	16,927,413	15,008,587
Units redeemed	(10,691,559)	(10,180,571)	(37,092,613)	(56,389,814)	(19,649,933)	(17,582,822)	(17,706,382)	(10,954,321)

Ending units	50,903,848	40,657,415	155,508,138	163,597,374	67,732,226	80,738,644	54,508,202	55,287,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG3		NVMIG6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(400,638)	(694,772)	(9,685,921)	(9,036,524)	(258,014)	(23,349)	(2,284,042)	(1,212,918)
Realized gain (loss) on investments	243,373	560,765	(318)	-	1,008,551	1,571,686	(665,733)	100,072
Change in unrealized gain (loss) on investments	8,126,493	(5,226,560)	-	-	3,750,451	(5,658,845)	24,196,475	(17,722,290)
Reinvested capital gains	6,960,670	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,929,898	(3,812,402)	(9,686,239)	(9,036,524)	4,500,988	(4,110,508)	21,246,700	(18,835,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,980,266	13,183,693	247,207,814	302,275,346	420,785	484,026	3,926,052	8,048,393
Transfers between funds	(3,968,613)	2,506,583	143,621,124	118,974,495	(643,468)	(1,020,058)	(7,824,811)	2,731,351
Redemptions	(11,285,361)	(12,824,031)	(363,582,711)	(321,996,751)	(4,474,976)	(6,234,279)	(22,111,170)	(21,895,425)
Annuity benefits	(12,234)	(9,068)	(80,486)	(88,129)	(1,447)	(1,503)	(533)	(444)
Contract maintenance charges (note 2)	(279,370)	(142,371)	(1,353,438)	(795,150)	(16,835)	(19,852)	(750,029)	(695,399)
Contingent deferred sales charges (note 2)	(45,828)	(46,177)	(724,115)	(1,241,313)	(7,701)	(10,122)	(139,744)	(203,425)
Adjustments to maintain reserves	(1,286)	(4,624)	(4,731)	28,281	(124)	(66)	(1,210)	(865)

Net equity transactions	(7,612,426)	2,664,005	25,083,457	97,156,779	(4,723,766)	(6,801,854)	(26,901,445)	(12,015,814)

Net change in contract owners’ equity	7,317,472	(1,148,397)	15,397,218	88,120,255	(222,778)	(10,912,362)	(5,654,745)	(30,850,950)
Contract owners’ equity beginning of period	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453	166,931,769	197,782,719

Contract owners’ equity end of period	$105,732,887	98,415,415	669,951,653	654,554,435	33,602,313	33,825,091	161,277,024	166,931,769

CHANGES IN UNITS:
Beginning units	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543	20,747,296	21,858,795
Units purchased	982,475	1,945,436	88,452,722	95,037,845	88,356	132,200	2,422,511	4,324,627
Units redeemed	(1,343,538)	(1,813,423)	(85,369,097)	(87,543,808)	(623,128)	(881,925)	(5,558,410)	(5,436,126)

Ending units	4,886,268	5,247,331	55,839,551	52,755,926	3,566,046	4,100,818	17,611,397	20,747,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,395)	(615)	(50,869)	30,818	(803,675)	133,442	(88,025)	(145,688)
Realized gain (loss) on investments	(88,011)	(94,325)	(1,786,790)	(1,392,741)	(1,621,650)	(674,146)	478,611	207,305
Change in unrealized gain (loss) on investments	173,798	(31,310)	2,568,680	204,658	10,141,540	(9,471,630)	772,743	(483,600)
Reinvested capital gains	-	-	-	-	-	-	241,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,392	(126,250)	731,021	(1,157,265)	7,716,215	(10,012,334)	1,405,265	(421,983)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,052	159,661	4,269,453	9,578,611	229,409	290,704
Transfers between funds	(9,598)	(35,064)	(343,400)	(72,374)	327,690	388,437	37,223	(485,705)
Redemptions	(110,913)	(163,041)	(863,101)	(1,157,691)	(4,090,384)	(3,860,146)	(2,233,461)	(1,565,329)
Annuity benefits	-	-	-	-	(1,050)	(1,223)	(1,684)	(1,679)
Contract maintenance charges (note 2)	(67)	(88)	(2,249)	(2,681)	(364,470)	(251,491)	(5,699)	(6,278)
Contingent deferred sales charges (note 2)	(53)	(132)	(1,527)	(2,134)	(43,242)	(52,855)	(5,128)	(4,942)
Adjustments to maintain reserves	(70)	(57)	(96)	(84)	(649)	(786)	115	(2,397)

Net equity transactions	(120,701)	(198,382)	(1,105,321)	(1,075,303)	97,348	5,800,547	(1,979,225)	(1,775,626)

Net change in contract owners’ equity	(42,309)	(324,632)	(374,300)	(2,232,568)	7,813,563	(4,211,787)	(573,960)	(2,197,609)
Contract owners’ equity beginning of period	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928	9,767,057	11,964,666

Contract owners’ equity end of period	$517,528	559,837	5,067,035	5,441,335	60,210,704	52,397,141	9,193,097	9,767,057

CHANGES IN UNITS:
Beginning units	44,925	58,167	415,870	485,438	5,935,093	5,274,892	1,104,279	1,296,267
Units purchased	425	4,852	53,493	63,166	1,399,547	1,918,445	226,740	192,874
Units redeemed	(9,374)	(18,094)	(134,561)	(132,734)	(1,408,041)	(1,258,244)	(426,146)	(384,862)

Ending units	35,976	44,925	334,802	415,870	5,926,599	5,935,093	904,873	1,104,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,647,331)	(2,067,406)	(2,249)	(8,208)	(183,059)	(302,589)	(2,413,910)	(2,612,586)
Realized gain (loss) on investments	10,212,445	6,719,593	8,918	(14,831)	1,297,709	878,622	9,404,126	9,549,350
Change in unrealized gain (loss) on investments	4,614,926	(9,689,783)	494,137	(368,941)	5,455,285	(5,366,484)	(722,039)	(17,266,389)
Reinvested capital gains	2,775,096	-	-	118,443	-	1,486,602	16,720,810	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,955,136	(5,037,596)	500,806	(273,537)	6,569,935	(3,303,849)	22,988,987	(10,329,625)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,869,224	8,972,927	139,821	128,362	6,125,770	8,371,802	1,721,916	2,183,677
Transfers between funds	(12,733,860)	(4,759,740)	(51,211)	299,680	(774,225)	(690,247)	(3,461,781)	(5,246,061)
Redemptions	(15,764,758)	(15,559,904)	(684,859)	(680,349)	(4,841,114)	(4,874,170)	(24,082,215)	(25,622,702)
Annuity benefits	(9,851)	(3,113)	-	-	-	-	(18,919)	(18,674)
Contract maintenance charges (note 2)	(382,863)	(324,632)	(1,490)	(1,661)	(192,343)	(101,654)	(113,893)	(124,961)
Contingent deferred sales charges (note 2)	(93,358)	(114,839)	(2,261)	(601)	(30,502)	(30,167)	(13,338)	(19,095)
Adjustments to maintain reserves	(1,693)	(268)	(92)	(36)	(736)	(702)	2,621	1,387

Net equity transactions	(23,117,159)	(11,789,569)	(600,092)	(254,605)	286,850	2,674,862	(25,965,609)	(28,846,429)

Net change in contract owners’ equity	(7,162,023)	(16,827,165)	(99,286)	(528,142)	6,856,785	(628,987)	(2,976,622)	(39,176,054)
Contract owners’ equity beginning of period	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995	175,618,967	214,795,021

Contract owners’ equity end of period	$106,379,141	113,541,164	3,208,201	3,307,487	48,453,793	41,597,008	172,642,345	175,618,967

CHANGES IN UNITS:
Beginning units	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835	18,999,885	21,964,214
Units purchased	2,148,673	3,430,101	60,859	103,491	1,679,692	1,995,582	283,823	399,587
Units redeemed	(4,543,629)	(4,664,357)	(117,433)	(130,012)	(1,649,086)	(1,682,170)	(2,812,233)	(3,363,916)

Ending units	10,753,793	13,148,749	284,923	341,497	5,175,853	5,145,247	16,471,475	18,999,885

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,131,153)	(2,292,662)	(1,056,464)	(1,973,658)	(82,739)	(99,998)	(324,660)	(316,989)
Realized gain (loss) on investments	13,105,734	11,160,853	10,553,001	10,282,591	652,842	(270,602)	802,811	443,448
Change in unrealized gain (loss) on investments	(6,661,320)	(15,004,422)	1,342,795	(18,252,957)	165,087	(77,181)	1,785,088	(1,902,744)
Reinvested capital gains	11,722,621	-	25,062,241	1,158,382	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,035,882	(6,136,231)	35,901,573	(8,785,642)	735,190	(447,781)	2,263,239	(1,776,285)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,282,164	7,801,314	4,234,157	6,422,922	181,600	162,553	1,911,308	3,940,777
Transfers between funds	(12,045,990)	(9,834,724)	(13,770,357)	(9,351,828)	396,118	722,364	(5,403,078)	5,168,688
Redemptions	(16,695,985)	(16,624,168)	(33,865,349)	(34,246,478)	(981,136)	(1,238,804)	(2,387,846)	(2,128,444)
Annuity benefits	(1,887)	(1,797)	(505)	(402)	(2,070)	(2,054)	(1,109)	-
Contract maintenance charges (note 2)	(526,136)	(445,178)	(558,458)	(540,177)	(2,867)	(3,416)	(46,867)	(25,590)
Contingent deferred sales charges (note 2)	(110,421)	(150,043)	(103,260)	(150,529)	(2,751)	(5,569)	(42,866)	(13,615)
Adjustments to maintain reserves	(1,168)	731	(1,233)	(2,686)	(128)	(120)	(941)	(378)

Net equity transactions	(25,099,423)	(19,253,865)	(44,065,005)	(37,869,178)	(411,234)	(365,046)	(5,971,399)	6,941,438

Net change in contract owners’ equity	(9,063,541)	(25,390,096)	(8,163,432)	(46,654,820)	323,956	(812,827)	(3,708,160)	5,165,153
Contract owners’ equity beginning of period	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649	21,201,023	16,035,870

Contract owners’ equity end of period	$118,955,827	128,019,368	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023

CHANGES IN UNITS:
Beginning units	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529	1,534,116	1,120,559
Units purchased	2,021,104	3,129,029	1,519,420	2,415,325	338,711	705,792	473,384	1,573,297
Units redeemed	(4,540,627)	(4,931,844)	(5,751,477)	(6,000,879)	(396,678)	(809,468)	(874,128)	(1,159,740)

Ending units	11,668,408	14,187,931	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(165,604)	(317,006)	(217,883)	(283,301)	(864,919)	(649,770)	(619,855)	(445,082)
Realized gain (loss) on investments	(545,140)	(1,262,311)	2,227,739	118,953	(2,785,306)	(4,175,167)	(737,870)	(2,066,677)
Change in unrealized gain (loss) on investments	6,292,987	(636,292)	1,717,976	(1,454,048)	13,197,879	(666,964)	6,780,262	(480,843)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,582,243	(2,215,609)	3,727,832	(1,618,396)	9,547,654	(5,491,901)	5,422,537	(2,992,602)

Equity transactions:
Purchase payments received from contract owners (note 3)	527,312	533,137	1,686,343	2,919,712	909,614	1,074,712	1,804,025	4,277,597
Transfers between funds	(380,914)	(3,004,799)	(1,339,193)	(891,295)	(1,981,428)	(2,416,619)	(484,709)	(2,199,794)
Redemptions	(4,530,168)	(4,750,801)	(2,487,009)	(3,247,498)	(9,413,807)	(11,341,728)	(4,909,752)	(5,969,396)
Annuity benefits	(8,268)	(8,106)	(256)	(226)	(11,887)	(13,106)	(10,092)	(10,001)
Contract maintenance charges (note 2)	(15,238)	(17,358)	(46,544)	(26,549)	(36,762)	(41,636)	(87,353)	(59,473)
Contingent deferred sales charges (note 2)	(3,889)	(8,375)	(12,997)	(20,301)	(8,118)	(21,360)	(21,685)	(37,251)
Adjustments to maintain reserves	1,001	(1,557)	(689)	(11,358)	(8,814)	3,933	(660)	(4,094)

Net equity transactions	(4,410,164)	(7,257,859)	(2,200,345)	(1,277,515)	(10,551,202)	(12,755,804)	(3,710,226)	(4,002,412)

Net change in contract owners’ equity	1,172,079	(9,473,468)	1,527,487	(2,895,911)	(1,003,548)	(18,247,705)	1,712,311	(6,995,014)
Contract owners’ equity beginning of period	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286	41,518,940	48,513,954

Contract owners’ equity end of period	$32,310,444	31,138,365	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940

CHANGES IN UNITS:
Beginning units	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228	2,180,295	2,354,378
Units purchased	128,432	77,187	283,004	359,725	34,528	79,266	307,616	513,055
Units redeemed	(322,887)	(416,718)	(387,329)	(408,110)	(314,197)	(430,441)	(484,799)	(687,138)

Ending units	1,335,920	1,530,375	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,651,587	3,684,517	(180,245)	(37,139)	(2,234,019)	(2,503,145)	(2,654,156)	(3,043,752)
Realized gain (loss) on investments	344,774	(2,191,747)	275,802	391,112	5,426,399	1,149,225	4,448,290	847,802
Change in unrealized gain (loss) on investments	13,494,479	3,235,626	1,269,933	(603,266)	51,052,517	(11,481,323)	34,803,766	(7,963,767)
Reinvested capital gains	-	-	-	-	-	1,308,144	-	913,646

Net increase (decrease) in contract owners’ equity resulting from operations	15,490,840	4,728,396	1,365,490	(249,293)	54,244,897	(11,527,099)	36,597,900	(9,246,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,588,431	37,706,570	12,162,082	8,640,236	4,303,351	5,468,229	5,738,421	9,587,439
Transfers between funds	11,047,855	(2,971,089)	3,420,041	(5,527,365)	(11,129,356)	(26,271,087)	(12,673,243)	(30,678,992)
Redemptions	(11,808,683)	(9,959,347)	(7,875,069)	(8,860,304)	(48,009,010)	(60,228,487)	(34,449,963)	(39,218,867)
Annuity benefits	(1,825)	(1,751)	(18,755)	(15,448)	(96,074)	(88,542)	(50,508)	(37,406)
Contract maintenance charges (note 2)	(933,007)	(483,169)	(349,012)	(271,716)	(174,969)	(197,408)	(232,256)	(166,416)
Contingent deferred sales charges (note 2)	(93,043)	(61,458)	(46,924)	(69,038)	(58,412)	(89,561)	(160,072)	(246,279)
Adjustments to maintain reserves	(809)	(950)	(775)	(842)	4,687	(18,148)	(3,692)	(7,139)

Net equity transactions	15,798,919	24,228,806	7,291,588	(6,104,477)	(55,159,783)	(81,425,004)	(41,831,313)	(60,767,660)

Net change in contract owners’ equity	31,289,759	28,957,202	8,657,078	(6,353,770)	(914,886)	(92,952,103)	(5,233,413)	(70,013,731)
Contract owners’ equity beginning of period	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451	229,733,564	299,747,295

Contract owners’ equity end of period	$169,652,062	138,362,303	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564

CHANGES IN UNITS:
Beginning units	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486	17,340,176	21,739,959
Units purchased	4,039,425	4,777,007	3,062,881	2,412,673	578,567	614,853	1,738,695	2,210,015
Units redeemed	(2,998,890)	(3,038,071)	(2,375,687)	(3,001,375)	(4,226,177)	(6,428,000)	(4,557,346)	(6,609,798)

Ending units	10,834,509	9,793,974	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVTIV3		EIF2		NVRE1		NVRE2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,778,889	2,637,067	(796,164)	(627,002)	(205,336)	(318,823)	(482,335)	(606,858)
Realized gain (loss) on investments	316,105	1,372,048	6,274,561	(416,831)	4,460,378	3,918,498	6,052,878	5,332,786
Change in unrealized gain (loss) on investments	32,274,962	(34,380,208)	14,279,807	(3,344,505)	(1,475,127)	(734,046)	(3,499,416)	(2,016,752)
Reinvested capital gains	3,970,267	241,593	-	-	6,061,151	278,438	6,699,271	277,097

Net increase (decrease) in contract owners’ equity resulting from operations	38,340,223	(30,129,500)	19,758,204	(4,388,338)	8,841,066	3,144,067	8,770,398	2,986,273

Equity transactions:
Purchase payments received from contract owners (note 3)	14,620,907	35,551,377	9,130,537	21,782,969	1,187,157	1,047,416	7,583,595	5,861,092
Transfers between funds	(6,132,659)	13,687,670	(11,425,457)	(640,096)	262,303	(1,527,120)	(1,381,989)	(3,164,279)
Redemptions	(23,434,554)	(23,873,382)	(11,767,011)	(13,313,942)	(9,805,662)	(8,999,781)	(8,993,774)	(9,660,517)
Annuity benefits	(2,091)	(1,904)	(8,052)	(8,191)	(1,456)	(1,354)	(3,729)	-
Contract maintenance charges (note 2)	(1,454,744)	(1,066,892)	(689,678)	(452,981)	(27,533)	(29,237)	(8,771)	(8,343)
Contingent deferred sales charges (note 2)	(175,032)	(223,721)	(89,755)	(106,478)	(10,757)	(17,908)	(43,949)	(66,992)
Adjustments to maintain reserves	(1,243)	6,080	(1,461)	(1,566)	(112)	(198)	(750)	(740)

Net equity transactions	(16,579,416)	24,079,228	(14,850,877)	7,259,715	(8,396,060)	(9,528,182)	(2,849,367)	(7,039,779)

Net change in contract owners’ equity	21,760,807	(6,050,272)	4,907,327	2,871,377	445,006	(6,384,115)	5,921,031	(4,053,506)
Contract owners’ equity beginning of period	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024	63,716,493	67,769,999

Contract owners’ equity end of period	$244,219,406	222,458,599	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

CHANGES IN UNITS:
Beginning units	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257	6,645,388	7,395,551
Units purchased	3,513,317	6,775,590	1,131,390	2,855,357	731,661	766,455	2,648,867	2,380,446
Units redeemed	(4,813,861)	(4,580,033)	(2,073,942)	(2,337,174)	(1,513,132)	(1,789,648)	(2,919,784)	(3,130,609)

Ending units	17,866,204	19,166,748	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NOTB4		NOTG4		NOTMG4		ALVBWB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(145)	-	(69)	-	(37)	-	1,618	(91)
Realized gain (loss) on investments		2	-	1	-	1	-	67	(41)
Change in unrealized gain (loss) on investments		450	-	(401)	-	(93)	-	10,826	(2,004)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		307	-	(469)	-	(129)	-	12,511	(2,136)

Equity transactions:
Purchase payments received from contract owners (note 3)		283,740	-	151,863	-	77,187	-	134,459	-
Transfers between funds		-	-	-	-	-	-	(133)	46,884
Redemptions		-	-	-	-	-	-	(2,803)	(583)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	(327)	-
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		2	-	(3)	-	1	-	(9)	2

Net equity transactions		283,742	-	151,860	-	77,188	-	131,187	46,303

Net change in contract owners’ equity		284,049	-	151,391	-	77,059	-	143,698	44,167
Contract owners’ equity beginning of period		-	-	-	-	-	-	44,167	-

Contract owners’ equity end of period	$	284,049	-	151,391	-	77,059	-	187,865	44,167

CHANGES IN UNITS:
Beginning units		-	-	-	-	-	-	4,833	-
Units purchased		28,003	-	14,748	-	7,494	-	13,706	4,898
Units redeemed		-	-	-	-	-	-	(334)	(65)

Ending units		28,003	-	14,748	-	7,494	-	18,205	4,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVGIB		ALVSVB		ACVB		ACVCA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(8,815)	(27,128)	(730,529)	(651,705)	252,988	195,160	(1,149)	(1,388)
Realized gain (loss) on investments		(310,389)	(715,629)	3,472,786	2,932,486	128,344	389,961	11,931	11,646
Change in unrealized gain (loss) on investments		1,267,722	1,112,476	4,018,458	(6,741,553)	3,027,234	807,535	(3,694)	(17,607)
Reinvested capital gains		-	-	1,808,592	-	-	-	5,294	-

Net increase (decrease) in contract owners’ equity resulting from operations		948,518	369,719	8,569,307	(4,460,772)	3,408,566	1,392,656	12,382	(7,349)

Equity transactions:
Purchase payments received from contract owners (note 3)		63,680	119,778	8,658,428	16,969,188	442,668	319,108	(167)	(763)
Transfers between funds		(238,510)	(340,550)	(3,206,421)	(782,142)	2,356,265	(168,384)	(89)	951
Redemptions		(1,132,303)	(1,724,429)	(4,534,107)	(3,881,999)	(5,155,224)	(5,590,784)	(16,691)	(10,070)
Annuity benefits		-	-	-	-	(26,147)	(24,910)	(14,894)	(21,268)
Contract maintenance charges (note 2)		(606)	(711)	(344,787)	(185,625)	(19,120)	(20,388)	284	(59)
Contingent deferred sales charges (note 2)		(667)	(1,929)	(50,738)	(37,045)	(2,129)	(6,608)	-	-
Adjustments to maintain reserves		(212)	(176)	(672)	(1,725)	700	753	874	2,838

Net equity transactions		(1,308,618)	(1,948,017)	521,703	12,080,652	(2,402,987)	(5,491,213)	(30,683)	(28,371)

Net change in contract owners’ equity		(360,100)	(1,578,298)	9,091,010	7,619,880	1,005,579	(4,098,557)	(18,301)	(35,720)
Contract owners’ equity beginning of period		6,554,605	8,132,903	53,434,948	45,815,068	33,575,388	37,673,945	90,130	125,850

Contract owners’ equity end of period	$	6,194,505	6,554,605	62,525,958	53,434,948	34,580,967	33,575,388	71,829	90,130

CHANGES IN UNITS:
Beginning units		449,878	585,653	2,665,187	2,060,999	1,363,531	1,591,690	-	197
Units purchased		17,455	99,342	845,808	1,462,866	158,379	83,062	9	-
Units redeemed		(100,022)	(235,117)	(828,722)	(858,678)	(251,099)	(311,221)	(9)	(197)

Ending units		367,311	449,878	2,682,273	2,665,187	1,270,811	1,363,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVIG		ACVIG2		ACVIP2		ACVI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	109,156	33,042	19,145	(6,948)	2,456,166	5,646,357	(59)	28
Realized gain (loss) on investments		(207,264)	(167,564)	(129,365)	(304,559)	2,599,188	3,142,131	(761)	5,683
Change in unrealized gain (loss) on investments		1,920,003	426,452	666,102	442,142	3,966,549	10,086,527	3,194	(8,320)
Reinvested capital gains		-	-	-	-	6,029,123	2,459,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,821,895	291,930	555,882	130,635	15,051,026	21,334,255	2,374	(2,609)

Equity transactions:
Purchase payments received from contract owners (note 3)		215,317	256,700	34,265	71,184	34,390,441	52,967,680	(37)	6
Transfers between funds		(441,930)	677,860	(47,247)	(229,389)	8,560,480	13,901,530	46	22
Redemptions		(1,779,451)	(2,083,384)	(705,230)	(1,364,717)	(25,327,881)	(22,526,761)	-	28
Annuity benefits		(4,392)	(6,089)	-	-	(20,317)	(20,175)	(7,154)	(10,199)
Contract maintenance charges (note 2)		(8,185)	(8,911)	(744)	(851)	(1,302,626)	(680,505)	(10)	(28)
Contingent deferred sales charges (note 2)		(1,587)	(3,075)	(344)	(2,793)	(139,466)	(149,562)	1	-
Adjustments to maintain reserves		(115)	(151)	(179)	(100)	(2,637)	(864)	702	718

Net equity transactions		(2,020,343)	(1,167,050)	(719,479)	(1,526,666)	16,157,994	43,491,343	(6,452)	(9,453)

Net change in contract owners’ equity		(198,448)	(875,120)	(163,597)	(1,396,031)	31,209,020	64,825,598	(4,078)	(12,062)
Contract owners’ equity beginning of period		14,239,521	15,114,641	4,486,341	5,882,372	248,948,599	184,123,001	15,864	27,926

Contract owners’ equity end of period	$	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599	11,786	15,864

CHANGES IN UNITS:
Beginning units		1,231,796	1,330,183	311,018	413,946	17,822,531	14,505,426	-	-
Units purchased		90,005	128,730	26,461	86,291	6,220,656	9,665,810	1	-
Units redeemed		(248,938)	(227,117)	(70,505)	(189,219)	(5,084,411)	(6,348,705)	(1)	-

Ending units		1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVI3		ACVMV1		ACVMV2		ACVVS1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1)	-	51,925	2,357	228,614	(227,327)	(67)	(91)
Realized gain (loss) on investments		16	22	346,443	694,698	2,379,004	1,018,745	557	598
Change in unrealized gain (loss) on investments		7	(52)	201,214	(1,063,646)	3,403,599	(3,155,494)	279	(1,119)
Reinvested capital gains		-	-	387,583	185,964	3,920,363	1,585,878	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		22	(30)	987,165	(180,627)	9,931,580	(778,198)	769	(612)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	45	228,135	189,729	10,447,724	17,636,715	126	2
Transfers between funds		2	-	(43,046)	925,685	(2,918,193)	(2,679,815)	(129)	5
Redemptions		-	(45)	(726,541)	(862,824)	(5,092,553)	(4,793,574)	-	-
Annuity benefits		(94)	(103)	(656)	(640)	(37)	(84)	(478)	(1,823)
Contract maintenance charges (note 2)		(3)	-	(2,647)	(2,536)	(411,922)	(207,832)	3	(7)
Contingent deferred sales charges (note 2)		-	-	(1,162)	(2,708)	(48,980)	(44,011)	-	-
Adjustments to maintain reserves		1	5	(63)	(93)	(810)	(1,093)	(1,588)	(154)

Net equity transactions		(94)	(98)	(545,980)	246,613	1,975,229	9,910,306	(2,066)	(1,977)

Net change in contract owners’ equity		(72)	(128)	441,185	65,986	11,906,809	9,132,108	(1,297)	(2,589)
Contract owners’ equity beginning of period		164	292	6,839,115	6,773,129	68,625,858	59,493,750	5,367	7,956

Contract owners’ equity end of period	$	92	164	7,280,300	6,839,115	80,532,667	68,625,858	4,070	5,367

CHANGES IN UNITS:
Beginning units		-	-	580,082	563,062	4,998,981	4,240,631	-	-
Units purchased		-	3	149,808	261,720	1,305,989	2,268,662	25	-
Units redeemed		-	(3)	(191,944)	(244,700)	(1,182,993)	(1,510,312)	(25)	-

Ending units		-	-	537,946	580,082	5,121,977	4,998,981	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DVSCS		DCAP		DCAPS		DVDLS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(901,834)	(715,108)	861,777	88,867	1,628,192	(183,645)	(20,991)	(15,993)
Realized gain (loss) on investments		7,509,240	(276,231)	785,181	288,259	2,132,194	(110,160)	125,010	(90,792)
Change in unrealized gain (loss) on investments		1,100,457	774,737	1,435,033	1,830,568	3,769,940	4,605,397	163,956	24,240
Reinvested capital gains		2,917,328	180,331	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,625,191	(36,271)	3,081,991	2,207,694	7,530,326	4,311,592	267,975	(82,545)

Equity transactions:
Purchase payments received from contract owners (note 3)		7,923,579	9,800,455	643,284	618,614	19,707,743	25,092,202	5,477	37,029
Transfers between funds		(6,258,432)	2,114,625	3,741,571	7,034,816	2,687,388	18,920,480	(417,783)	187,005
Redemptions		(8,107,080)	(8,229,857)	(4,799,723)	(4,529,712)	(7,013,643)	(3,999,330)	(359,585)	(401,589)
Annuity benefits		(313)	(2,324)	(7,749)	(6,910)	-	-	(112)	(101)
Contract maintenance charges (note 2)		(256,742)	(169,159)	(15,502)	(14,563)	(530,592)	(181,858)	(300)	(294)
Contingent deferred sales charges (note 2)		(50,049)	(58,026)	(5,738)	(5,904)	(66,541)	(27,191)	(1,271)	(1,271)
Adjustments to maintain reserves		(1,382)	(1,196)	2,107	12,054	(751)	(770)	(79)	(69)

Net equity transactions		(6,750,419)	3,454,518	(441,750)	3,108,395	14,783,604	39,803,533	(773,653)	(179,290)

Net change in contract owners’ equity		3,874,772	3,418,247	2,640,241	5,316,089	22,313,930	44,115,125	(505,678)	(261,835)
Contract owners’ equity beginning of period		80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

Contract owners’ equity end of period	$	84,000,339	80,125,567	35,715,680	33,075,439	105,436,097	83,122,167	1,188,734	1,694,412

CHANGES IN UNITS:
Beginning units		4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633
Units purchased		987,109	1,511,539	519,877	749,144	3,005,542	3,784,026	48,602	114,410
Units redeemed		(1,273,032)	(1,274,178)	(537,520)	(556,885)	(2,101,186)	(1,151,238)	(109,150)	(114,262)

Ending units		3,907,331	4,193,254	1,973,392	1,991,035	6,144,933	5,240,577	86,233	146,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DGI		FCA2S		FQB		FQBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	11,807	(12,613)	(18,528)	(18,918)	303,594	470,850	966,412	1,680,237
Realized gain (loss) on investments		272,642	559,642	(6,920)	24,275	115,862	19,409	322,937	294,248
Change in unrealized gain (loss) on investments		1,724,328	(1,079,186)	64,439	(145,242)	468,008	(366,671)	1,740,874	(1,729,168)
Reinvested capital gains		-	-	90,844	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,008,777	(532,157)	129,835	(139,885)	887,464	123,588	3,030,223	245,317

Equity transactions:
Purchase payments received from contract owners (note 3)		171,784	288,573	19,902	50,248	178,719	274,242	360,517	821,277
Transfers between funds		(114,815)	(138,603)	(27,208)	(123,123)	726,570	134,938	(18,568)	(1,854,262)
Redemptions		(1,766,161)	(2,228,669)	(415,740)	(460,661)	(1,480,896)	(2,350,781)	(7,404,108)	(8,450,391)
Annuity benefits		(1,039)	(1,035)	-	-	-	-	-	-
Contract maintenance charges (note 2)		(8,740)	(9,826)	(249)	(308)	(4,222)	(4,784)	(14,704)	(14,937)
Contingent deferred sales charges (note 2)		(1,758)	(2,331)	(34)	(445)	(1,607)	(5,670)	(18,512)	(23,742)
Adjustments to maintain reserves		(41)	(24)	(73)	(109)	(100)	(80)	(425)	(609)

Net equity transactions		(1,720,770)	(2,091,915)	(423,402)	(534,398)	(581,536)	(1,952,135)	(7,095,800)	(9,522,664)

Net change in contract owners’ equity		288,007	(2,624,072)	(293,567)	(674,283)	305,928	(1,828,547)	(4,065,577)	(9,277,347)
Contract owners’ equity beginning of period		12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

Contract owners’ equity end of period	$	13,030,420	12,742,413	1,322,091	1,615,658	11,356,698	11,050,770	37,620,602	41,686,179

CHANGES IN UNITS:
Beginning units		981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047
Units purchased		43,860	96,776	2,324	19,274	113,166	145,409	423,311	695,282
Units redeemed		(164,136)	(250,650)	(31,491)	(58,843)	(152,636)	(282,518)	(964,515)	(1,449,566)

Ending units		861,337	981,613	90,443	119,610	741,288	780,758	2,755,559	3,296,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FEIP		FVSS2		FHIP		FAMP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	5,610,995	3,752,131	(106,526)	(105,501)	2,164,468	2,936,013	206,570	838,178
Realized gain (loss) on investments		5,118,528	(6,158,939)	(327,900)	(1,200,981)	(1,137,947)	(1,128,421)	2,630,650	565,756
Change in unrealized gain (loss) on investments		17,134,098	1,793,459	2,502,330	183,667	5,297,401	(236,192)	11,166,603	(7,785,316)
Reinvested capital gains		21,013,230	-	-	-	-	-	1,009,102	726,738

Net increase (decrease) in contract owners’ equity resulting from operations		48,876,851	(613,349)	2,067,904	(1,122,815)	6,323,922	1,571,400	15,012,925	(5,654,644)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,115,420	4,700,575	105,320	145,427	(342)	(1)	1,286,309	1,485,500
Transfers between funds		(3,541,812)	(6,858,114)	(202,142)	(932,918)	(1,312,313)	(1,656,934)	(1,719,710)	(1,072,877)
Redemptions		(47,017,486)	(50,391,145)	(1,994,978)	(2,537,816)	(7,726,239)	(7,409,703)	(19,696,655)	(23,577,395)
Annuity benefits		(147,869)	(119,757)	(2,459)	-	(7,606)	(8,073)	(18,316)	(21,817)
Contract maintenance charges (note 2)		(175,351)	(194,347)	(1,654)	(1,942)	(27,731)	(31,022)	(84,834)	(95,037)
Contingent deferred sales charges (note 2)		(22,494)	(39,836)	(4,208)	(9,243)	(1,560)	(2,178)	(9,924)	(15,999)
Adjustments to maintain reserves		6,557	5,121	(1,119)	(1,143)	(4,690)	2,303	4,928	2,132

Net equity transactions		(46,783,035)	(52,897,503)	(2,101,240)	(3,337,635)	(9,080,481)	(9,105,608)	(20,238,202)	(23,295,493)

Net change in contract owners’ equity		2,093,816	(53,510,852)	(33,336)	(4,460,450)	(2,756,559)	(7,534,208)	(5,225,277)	(28,950,137)
Contract owners’ equity beginning of period		327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243	142,849,462	171,799,599

Contract owners’ equity end of period	$	329,652,549	327,558,733	9,037,137	9,070,473	50,428,476	53,185,035	137,624,185	142,849,462

CHANGES IN UNITS:
Beginning units		8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355	4,443,665	5,144,923
Units purchased		175,949	216,335	87,259	122,585	-	-	55,208	104,302
Units redeemed		(1,266,012)	(1,520,150)	(190,218)	(301,805)	(309,086)	(332,035)	(649,862)	(805,560)

Ending units		7,055,782	8,145,845	387,864	490,823	1,611,234	1,920,320	3,849,011	4,443,665

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FNRS2		FEI2		FF10S		FF10S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(643,731)	(668,151)	2,403,366	1,343,344	28,271	34,711	391,696	493,255
Realized gain (loss) on investments		(6,545,271)	(4,616,316)	(4,514,983)	(3,815,369)	159,227	(47,935)	(373,546)	(473,981)
Change in unrealized gain (loss) on investments		9,324,446	(2,120,730)	14,837,289	1,567,029	262,948	(112,430)	9,596,864	(2,752,125)
Reinvested capital gains		-	-	11,021,363	-	79,550	27,771	1,860,931	562,206

Net increase (decrease) in contract owners’ equity resulting from operations		2,135,444	(7,405,197)	23,747,035	(904,996)	529,996	(97,883)	11,475,945	(2,170,645)

Equity transactions:
Purchase payments received from contract owners (note 3)		8,409,524	9,238,333	22,748,996	32,702,178	53,652	474,351	25,539,421	33,209,999
Transfers between funds		(9,051,966)	9,987,356	(8,602,069)	(849,716)	614,060	542,711	6,235,816	(177,232)
Redemptions		(9,374,671)	(10,539,922)	(17,566,070)	(17,920,413)	(674,338)	(1,082,149)	(9,363,769)	(11,639,216)
Annuity benefits		(6,029)	(1,657)	(1,421)	(1,605)	(9,177)	(9,172)	-	-
Contract maintenance charges (note 2)		(14,262)	(15,977)	(696,198)	(377,245)	(2,050)	(2,493)	(932,769)	(495,735)
Contingent deferred sales charges (note 2)		(92,532)	(90,177)	(107,608)	11,854	(1,211)	(1,108)	(102,210)	(69,650)
Adjustments to maintain reserves		(884)	(1,488)	(1,818)	(6,108)	1,769	1,364	(508)	(654)

Net equity transactions		(10,130,820)	8,576,468	(4,226,188)	13,558,945	(17,295)	(76,496)	21,375,981	20,827,512

Net change in contract owners’ equity		(7,995,376)	1,171,271	19,520,847	12,653,949	512,701	(174,379)	32,851,926	18,656,867
Contract owners’ equity beginning of period		82,210,476	81,039,205	160,434,147	147,780,198	5,314,349	5,488,728	109,039,045	90,382,178

Contract owners’ equity end of period	$	74,215,100	82,210,476	179,954,994	160,434,147	5,827,050	5,314,349	141,890,971	109,039,045

CHANGES IN UNITS:
Beginning units		5,296,112	4,869,955	10,951,320	9,964,580	470,396	477,386	9,073,579	7,420,624
Units purchased		1,366,148	2,693,772	2,710,891	4,246,051	101,705	117,958	3,079,121	4,219,745
Units redeemed		(1,995,289)	(2,267,615)	(2,969,390)	(3,259,311)	(103,564)	(124,948)	(1,430,836)	(2,566,790)

Ending units		4,666,971	5,296,112	10,692,821	10,951,320	468,537	470,396	10,721,864	9,073,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF20S		FF20S2		FF30S		FF30S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	60,407	74,792	1,552,473	2,507,911	58,526	51,952	82,817	49,303
Realized gain (loss) on investments		254,922	(132,434)	(468,336)	(249,131)	(70,257)	(223,095)	(945,122)	(818,657)
Change in unrealized gain (loss) on investments		664,072	(219,877)	35,608,515	(13,474,393)	931,094	(144,597)	3,890,185	(526,674)
Reinvested capital gains		117,762	36,905	4,822,666	1,318,347	70,610	21,006	245,034	72,546

Net increase (decrease) in contract owners’ equity resulting from operations		1,097,163	(240,614)	41,515,318	(9,897,266)	989,973	(294,734)	3,272,914	(1,223,482)

Equity transactions:
Purchase payments received from contract owners (note 3)		280,293	527,904	58,023,162	136,211,288	590,216	639,682	3,455,517	2,424,041
Transfers between funds		388,740	1,119,499	5,076,979	7,602,875	519,884	470,807	161,991	1,850,153
Redemptions		(1,282,036)	(1,384,874)	(18,237,501)	(13,551,377)	(800,984)	(592,693)	(1,920,354)	(2,068,048)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(4,458)	(4,652)	(3,504,859)	(1,732,675)	(4,854)	(4,666)	(5,308)	(5,120)
Contingent deferred sales charges (note 2)		(5,454)	(4,527)	(203,373)	(287,904)	(8,367)	(2,874)	(20,349)	(26,114)
Adjustments to maintain reserves		(68)	(60)	(551)	(1,547)	(80)	(71)	(306)	(257)

Net equity transactions		(622,983)	253,290	41,153,857	128,240,660	295,815	510,185	1,671,191	2,174,655

Net change in contract owners’ equity		474,180	12,676	82,669,175	118,343,394	1,285,788	215,451	4,944,105	951,173
Contract owners’ equity beginning of period		9,615,738	9,603,062	344,893,609	226,550,215	6,953,362	6,737,911	23,919,498	22,968,325

Contract owners’ equity end of period	$	10,089,918	9,615,738	427,562,784	344,893,609	8,239,150	6,953,362	28,863,603	23,919,498

CHANGES IN UNITS:
Beginning units		901,996	879,170	28,669,879	18,343,828	688,670	640,936	2,066,391	1,895,831
Units purchased		106,851	218,988	6,261,474	12,611,995	133,563	182,726	550,349	521,774
Units redeemed		(161,530)	(196,162)	(3,057,674)	(2,285,944)	(106,188)	(134,992)	(420,497)	(351,214)

Ending units		847,317	901,996	31,873,679	28,669,879	716,045	688,670	2,196,243	2,066,391

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FGP		FG2		FHIPR		FIGBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,569,775)	(3,535,127)	(1,198,129)	(1,128,511)	1,134,381	1,226,818	235,075	510,999
Realized gain (loss) on investments		7,167,215	(1,173,028)	438,500	(2,380,823)	175,063	2,517,280	802,968	336,073
Change in unrealized gain (loss) on investments		37,988,759	971,173	12,187,378	499,281	1,457,588	(3,050,392)	(598,954)	(68,689)
Reinvested capital gains		-	1,253,598	-	269,866	-	-	721,816	748,306

Net increase (decrease) in contract owners’ equity resulting from operations		42,586,199	(2,483,384)	11,427,749	(2,740,187)	2,767,032	693,706	1,160,905	1,526,689

Equity transactions:
Purchase payments received from contract owners (note 3)		4,835,706	5,119,757	19,163,172	22,667,171	1,137,197	1,093,545	588,391	742,600
Transfers between funds		(6,962,662)	(2,105,085)	(12,811,696)	15,426,580	2,743,914	(805,093)	787,620	1,154,537
Redemptions		(47,928,988)	(48,833,620)	(9,642,019)	(8,808,539)	(3,177,947)	(4,028,947)	(3,784,877)	(5,238,408)
Annuity benefits		(79,318)	(101,221)	(1,896)	(2,541)	-	-	(4,806)	(4,711)
Contract maintenance charges (note 2)		(228,807)	(252,064)	(410,948)	(168,201)	(6,475)	(6,930)	(7,467)	(7,915)
Contingent deferred sales charges (note 2)		(34,652)	(48,400)	(120,765)	(57,518)	(3,290)	(5,867)	(4,675)	(9,296)
Adjustments to maintain reserves		6,006	6,997	(1,134)	(1,012)	(116)	(118)	(123)	(161)

Net equity transactions		(50,392,715)	(46,213,636)	(3,825,286)	29,055,940	693,283	(3,753,410)	(2,425,937)	(3,363,354)

Net change in contract owners’ equity		(7,806,516)	(48,697,020)	7,602,463	26,315,753	3,460,315	(3,059,704)	(1,265,032)	(1,836,665)
Contract owners’ equity beginning of period		328,397,293	377,094,313	89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326

Contract owners’ equity end of period	$	320,590,777	328,397,293	96,771,361	89,168,898	25,500,923	22,040,608	26,526,629	27,791,661

CHANGES IN UNITS:
Beginning units		6,680,291	7,616,804	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690
Units purchased		142,612	295,614	2,397,744	4,471,418	1,183,024	1,500,256	379,339	567,398
Units redeemed		(1,081,866)	(1,232,127)	(2,566,496)	(2,583,021)	(1,135,107)	(1,813,748)	(553,786)	(828,764)

Ending units		5,741,037	6,680,291	5,923,542	6,092,294	1,901,222	1,853,305	1,867,877	2,042,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBP2		FMCS		FMC2		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,742,938	4,820,399	(202,662)	(376,801)	(2,900,851)	(3,911,084)	283,650	(1,666)
Realized gain (loss) on investments	3,406,579	4,890,312	1,995,541	107,758	(802,650)	(746,414)	669,340	1,333,032
Change in unrealized gain (loss) on investments	(155,049)	1,164,428	(581,637)	(3,524,647)	13,877,082	(26,848,523)	7,772,708	(12,839,256)
Reinvested capital gains	10,995,269	11,376,584	1,797,861	47,717	19,110,143	446,500	165,187	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	15,989,737	22,251,723	3,009,103	(3,745,973)	29,283,724	(31,059,521)	8,890,885	(11,384,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,586,213	39,438,365	784,078	903,305	21,703,598	42,458,799	(26)	(1,426)
Transfers between funds	18,573,845	(37,805,528)	(2,197,048)	(3,036,006)	(16,454,217)	(14,591,118)	(1,014,830)	(1,420,251)
Redemptions	(56,140,506)	(52,077,080)	(3,744,054)	(4,359,851)	(25,223,259)	(27,644,953)	(6,571,168)	(7,892,930)
Annuity benefits	(13,475)	(12,927)	(5,473)	(3,447)	(16,644)	(15,970)	(6,027)	(10,007)
Contract maintenance charges (note 2)	(1,893,358)	(1,458,800)	(9,158)	(11,338)	(1,008,948)	(604,425)	(32,959)	(40,284)
Contingent deferred sales charges (note 2)	(288,524)	(394,334)	(5,018)	(11,075)	(193,281)	(251,942)	(640)	(2,030)
Adjustments to maintain reserves	(1,329)	(1,601)	(735)	1,196	(1,711)	1,959	510	358

Net equity transactions	(13,177,134)	(52,311,905)	(5,177,408)	(6,517,216)	(21,194,462)	(647,650)	(7,625,140)	(9,366,570)

Net change in contract owners’ equity	2,812,603	(30,060,182)	(2,168,305)	(10,263,189)	8,089,262	(31,707,171)	1,265,745	(20,750,770)
Contract owners’ equity beginning of period	394,783,413	424,843,595	24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712

Contract owners’ equity end of period	$397,596,016	394,783,413	22,757,029	24,925,334	241,324,963	233,235,701	50,915,687	49,649,942

CHANGES IN UNITS:
Beginning units	29,688,055	33,793,486	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146
Units purchased	8,873,731	8,867,895	233,335	742,257	1,932,893	3,372,714	3	(67)
Units redeemed	(9,943,992)	(12,973,326)	(699,301)	(1,329,632)	(2,749,999)	(3,368,355)	(329,009)	(376,745)

Ending units	28,617,794	29,688,055	1,935,622	2,401,588	9,324,722	10,141,828	2,036,328	2,365,334

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOPR		FO2		FO2R		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$141,761	(3,918)	6,374	(11,392)	112,847	(150,229)	(51,953)	(35,629)
Realized gain (loss) on investments	(1,511,158)	(626,677)	(40,773)	36,814	(4,777,350)	(4,155,340)	652,957	687,635
Change in unrealized gain (loss) on investments	5,438,720	(4,791,201)	444,109	(573,548)	14,314,528	(6,494,327)	790,190	(1,295,073)
Reinvested capital gains	78,550	58,558	7,823	7,011	201,418	108,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,147,873	(5,363,238)	417,533	(541,115)	9,851,443	(10,691,002)	1,391,194	(643,067)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,240,222	1,184,907	-	-	6,482,300	11,247,420	124,196	124,631
Transfers between funds	(743,248)	(1,170,848)	(16,780)	(78,252)	(2,727,268)	(1,957,303)	337,643	(674,304)
Redemptions	(3,421,426)	(5,184,489)	(427,734)	(867,520)	(4,653,331)	(5,549,915)	(991,793)	(1,045,709)
Annuity benefits	(1,566)	(1,713)	-	-	(1,059)	(1,092)	-	-
Contract maintenance charges (note 2)	(9,303)	(11,661)	(306)	(426)	(259,103)	(144,003)	(2,642)	(3,083)
Contingent deferred sales charges (note 2)	(3,927)	(12,640)	(50)	(805)	(31,779)	(51,729)	(610)	(2,028)
Adjustments to maintain reserves	66	194	15	(138)	(914)	(1,170)	(101)	22

Net equity transactions	(2,939,182)	(5,196,250)	(444,855)	(947,141)	(1,191,154)	3,542,208	(533,307)	(1,600,471)

Net change in contract owners’ equity	1,208,691	(10,559,488)	(27,322)	(1,488,256)	8,660,289	(7,148,794)	857,887	(2,243,538)
Contract owners’ equity beginning of period	22,952,788	33,512,276	2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920

Contract owners’ equity end of period	$24,161,479	22,952,788	2,396,554	2,423,876	61,715,937	53,055,648	6,579,269	5,721,382

CHANGES IN UNITS:
Beginning units	1,866,140	2,228,091	149,602	198,160	4,998,098	4,618,811	432,099	540,940
Units purchased	130,201	170,497	966	20,459	1,324,721	1,798,978	84,367	71,862
Units redeemed	(347,393)	(532,448)	(26,261)	(69,017)	(1,404,853)	(1,419,691)	(120,338)	(180,703)

Ending units	1,648,948	1,866,140	124,307	149,602	4,917,966	4,998,098	396,128	432,099

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,822,346	5,635,603	35,836	(32,734)	(1,171,890)	(1,443,578)	(31,878)	(170,829)
Realized gain (loss) on investments	(2,916,245)	(2,972,293)	2,477,217	1,514,217	16,268,277	12,258,988	(589,789)	(2,498,885)
Change in unrealized gain (loss) on investments	10,652,790	(1,686,046)	3,097,048	1,090,945	6,646,397	(16,606,531)	3,471,324	(3,115,486)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,558,891	977,264	5,610,101	2,572,428	21,742,784	(5,791,121)	2,849,657	(5,785,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,528,968	14,661,470	307,661	696,473	6,990,978	12,952,878	232,798	489,824
Transfers between funds	3,954,298	4,227,422	(2,052,014)	(1,644,548)	(19,216,758)	(3,952,355)	1,096,378	(522,461)
Redemptions	(17,263,941)	(16,432,264)	(10,974,687)	(13,391,190)	(18,117,281)	(18,480,749)	(3,062,546)	(3,472,143)
Annuity benefits	(26,978)	(25,365)	(10,740)	(10,552)	(2,580)	(7,838)	-	-
Contract maintenance charges (note 2)	(14,836)	(13,935)	(6,701)	(7,611)	(487,715)	(394,940)	(4,083)	(4,255)
Contingent deferred sales charges (note 2)	(118,004)	(85,474)	(21,378)	(51,403)	(117,332)	(123,239)	(12,185)	(21,146)
Adjustments to maintain reserves	(780)	2,313	(774)	(908)	(1,942)	(847)	(462)	(784)

Net equity transactions	5,058,727	2,334,167	(12,758,633)	(14,409,739)	(30,952,630)	(10,007,090)	(1,750,100)	(3,530,965)

Net change in contract owners’ equity	19,617,618	3,311,431	(7,148,532)	(11,837,311)	(9,209,846)	(15,798,211)	1,099,557	(9,316,165)
Contract owners’ equity beginning of period	131,123,063	127,811,632	60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153

Contract owners’ equity end of period	$150,740,681	131,123,063	53,196,038	60,344,570	140,729,142	149,938,988	27,445,545	26,345,988

CHANGES IN UNITS:
Beginning units	11,167,150	10,974,594	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435
Units purchased	2,954,988	2,876,195	477,417	705,267	1,151,477	2,550,062	293,512	311,944
Units redeemed	(2,541,383)	(2,683,639)	(1,217,000)	(1,621,899)	(2,596,483)	(2,888,831)	(407,103)	(521,395)

Ending units	11,580,755	11,167,150	2,898,040	3,637,623	5,909,169	7,354,175	1,605,393	1,718,984

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TIF2		TIF3		FTVGI3		FTVFA2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	49,871	10,061	967,117	76,766	5,544,188	4,551,783	262,523	(310,427)
Realized gain (loss) on investments		22,237	163,587	2,496,917	509,671	648,807	1,453,221	540,184	790,311
Change in unrealized gain (loss) on investments		440,345	(639,255)	7,282,591	(9,760,218)	7,896,335	(9,649,489)	2,301,201	(1,269,714)
Reinvested capital gains		-	-	-	-	182,992	717,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		512,453	(465,607)	10,746,625	(9,173,781)	14,272,322	(2,926,581)	3,103,908	(789,830)

Equity transactions:
Purchase payments received from contract owners (note 3)		15	-	779,899	1,055,095	12,232,898	16,249,940	5,404,403	5,571,187
Transfers between funds		(97,066)	(161,355)	(2,677,303)	(1,453,018)	1,915,216	2,805,760	(580,343)	1,022,679
Redemptions		(484,716)	(1,209,944)	(7,997,509)	(7,582,065)	(13,298,766)	(12,747,147)	(1,453,754)	(1,010,480)
Annuity benefits		(341)	(311)	(2,336)	(2,410)	(32,588)	(20,543)	-	-
Contract maintenance charges (note 2)		(263)	(360)	(199,584)	(210,458)	(12,024)	(12,403)	(1,855)	(1,652)
Contingent deferred sales charges (note 2)		(156)	(2,035)	(41,950)	(52,615)	(63,484)	(48,687)	(13,762)	(4,108)
Adjustments to maintain reserves		(153)	(88)	(789)	(593)	(1,785)	(526)	(303)	(328)

Net equity transactions		(582,680)	(1,374,093)	(10,139,572)	(8,246,064)	739,467	6,226,394	3,354,386	5,577,298

Net change in contract owners’ equity		(70,227)	(1,839,700)	607,053	(17,419,845)	15,011,789	3,299,813	6,458,294	4,787,468
Contract owners’ equity beginning of period		3,474,765	5,314,465	70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811

Contract owners’ equity end of period	$	3,404,538	3,474,765	71,055,516	70,448,463	121,749,441	106,737,652	28,120,573	21,662,279

CHANGES IN UNITS:
Beginning units		196,259	264,742	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165
Units purchased		408	20,816	510,931	657,527	1,606,250	2,441,844	782,997	1,066,363
Units redeemed		(31,530)	(89,299)	(1,266,742)	(1,198,476)	(1,551,884)	(2,099,093)	(430,387)	(468,514)

Ending units		165,137	196,259	4,857,387	5,613,198	6,702,502	6,648,136	2,790,624	2,438,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMTB		AMTG		AMTP		AMFAS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,138,107	3,714,429	(183)	(193)	(128)	(310)	(58,692)	(82,712)
Realized gain (loss) on investments		(6,292,415)	(6,287,137)	232	6,699	1,306	5,416	32,910	728,680
Change in unrealized gain (loss) on investments		9,166,168	(30,885)	1,299	(6,526)	1,381	(6,876)	346,122	(869,758)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,011,860	(2,603,593)	1,348	(20)	2,559	(1,770)	320,340	(223,790)

Equity transactions:
Purchase payments received from contract owners (note 3)		6,420,090	12,662,100	(94)	(719)	(113)	(7,448)	20,770	103,795
Transfers between funds		6,399,749	(9,337,382)	(45)	841	(233)	(24,671)	(614,494)	(919,169)
Redemptions		(31,235,201)	(29,093,636)	1	(8,398)	1	(6)	(543,418)	(957,732)
Annuity benefits		(19,797)	(56,488)	(2,519)	(5,421)	(1,898)	(2,893)	-	-
Contract maintenance charges (note 2)		(634,481)	(547,113)	137	(49)	234	(12)	(1,362)	(1,466)
Contingent deferred sales charges (note 2)		(109,462)	(171,683)	-	-	-	-	(2,399)	(2,207)
Adjustments to maintain reserves		(1,872)	(2,277)	1,456	1,376	(5,581)	951	(212)	(307)

Net equity transactions		(19,180,974)	(26,546,479)	(1,064)	(12,370)	(7,590)	(34,079)	(1,141,115)	(1,777,086)

Net change in contract owners’ equity		(14,169,114)	(29,150,072)	284	(12,390)	(5,031)	(35,849)	(820,775)	(2,000,876)
Contract owners’ equity beginning of period		171,395,888	200,545,960	12,930	25,320	17,206	53,055	4,222,440	6,223,316

Contract owners’ equity end of period	$	157,226,774	171,395,888	13,214	12,930	12,175	17,206	3,401,665	4,222,440

CHANGES IN UNITS:
Beginning units		15,352,684	18,038,619	5	153	-	999	335,319	480,243
Units purchased		4,150,707	4,081,983	17	-	3	1	73,848	450,321
Units redeemed		(5,960,527)	(6,767,918)	(17)	(148)	(3)	(1,000)	(156,707)	(595,245)

Ending units		13,542,864	15,352,684	5	5	-	-	252,460	335,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVMS		OVB		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(329,844)	(363,459)	2,830	468,616	1,232,762	1,791,960	404,306	(5,284)
Realized gain (loss) on investments	(643,106)	(832,132)	(2,325,747)	(1,167,336)	(2,827,125)	(3,308,468)	382,645	1,249,806
Change in unrealized gain (loss) on investments	3,383,957	(354,006)	6,415,498	540,337	4,541,965	4,069,721	8,352,205	(6,641,561)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,411,007	(1,549,597)	4,092,581	(158,383)	2,947,602	2,553,213	9,139,156	(5,397,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	279,030	718,330	438,062	398,729	606,005	559,852	1,870,495	2,422,146
Transfers between funds	(2,851,772)	158,409	(928,698)	(939,428)	(885,888)	(546,661)	(527,435)	(1,254,206)
Redemptions	(3,380,948)	(4,052,911)	(6,959,169)	(6,426,728)	(5,610,540)	(6,650,841)	(8,226,767)	(10,907,147)
Annuity benefits	(15,651)	(7,046)	(5,859)	(12,018)	(7,036)	(8,726)	(9,665)	(10,229)
Contract maintenance charges (note 2)	(9,599)	(10,322)	(23,036)	(25,683)	(17,132)	(19,464)	(20,188)	(24,172)
Contingent deferred sales charges (note 2)	(11,655)	(24,315)	(3,505)	(7,243)	(4,012)	(10,633)	(17,662)	(34,522)
Adjustments to maintain reserves	(226)	6,944	(345)	(271)	2,572	3,028	(183)	7

Net equity transactions	(5,990,821)	(3,210,911)	(7,482,550)	(7,012,642)	(5,916,031)	(6,673,445)	(6,931,405)	(9,808,123)

Net change in contract owners’ equity	(3,579,814)	(4,760,508)	(3,389,969)	(7,171,025)	(2,968,429)	(4,120,232)	2,207,751	(15,205,162)
Contract owners’ equity beginning of period	27,587,567	32,348,075	40,877,855	48,048,880	36,128,352	40,248,584	49,952,032	65,157,194

Contract owners’ equity end of period	$24,007,753	27,587,567	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032

CHANGES IN UNITS:
Beginning units	1,804,517	2,033,231	1,737,854	2,027,729	2,055,734	2,443,496	2,572,768	3,037,983
Units purchased	106,239	415,960	29,750	27,873	89,669	106,922	202,630	243,705
Units redeemed	(477,977)	(644,674)	(333,489)	(317,748)	(409,073)	(494,684)	(529,487)	(708,920)

Ending units	1,432,779	1,804,517	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGS4		OVGS		OVGSS		OVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	284,545	(289,026)	838,765	(28,433)	35,793	(28,966)	(39,270)	(53,651)
Realized gain (loss) on investments		(1,677,194)	(593,653)	7,742,844	9,155,029	151,570	277,223	240,657	140,383
Change in unrealized gain (loss) on investments		12,162,381	(6,028,612)	9,963,594	(19,988,626)	1,098,903	(1,062,068)	1,504,611	(263,162)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,769,732	(6,911,291)	18,545,203	(10,862,030)	1,286,266	(813,811)	1,705,998	(176,430)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,702,765	5,312,978	9,330	3,819	(9,656)	44	485,575	330,574
Transfers between funds		516,047	(1,193,244)	(3,162,900)	(3,571,171)	(145,912)	(341,334)	168,301	(155,476)
Redemptions		(8,629,965)	(8,007,480)	(13,011,205)	(14,592,300)	(1,083,894)	(1,749,994)	(2,199,460)	(1,710,986)
Annuity benefits		(13,550)	(4,217)	(19,383)	(31,173)	-	-	(3,985)	(10,101)
Contract maintenance charges (note 2)		(7,483)	(8,438)	(47,414)	(55,550)	(702)	(982)	(7,428)	(8,047)
Contingent deferred sales charges (note 2)		(66,157)	(62,164)	(2,263)	(5,031)	(833)	(983)	(4,356)	(4,289)
Adjustments to maintain reserves		(1,100)	4,842	4,417	644	(98)	(233)	(482)	198

Net equity transactions		(3,499,443)	(3,957,723)	(16,229,418)	(18,250,762)	(1,241,095)	(2,093,482)	(1,561,835)	(1,558,127)

Net change in contract owners’ equity		7,270,289	(10,869,014)	2,315,785	(29,112,792)	45,171	(2,907,293)	144,163	(1,734,557)
Contract owners’ equity beginning of period		60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	11,224,428	12,958,985

Contract owners’ equity end of period	$	67,942,528	60,672,239	104,701,325	102,385,540	7,406,259	7,361,088	11,368,591	11,224,428

CHANGES IN UNITS:
Beginning units		4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	1,223,602	1,392,924
Units purchased		1,031,896	880,059	21	77	4,511	45,732	244,973	128,555
Units redeemed		(1,306,887)	(1,180,365)	(410,332)	(455,229)	(62,212)	(143,784)	(393,952)	(297,877)

Ending units		4,390,476	4,665,467	2,405,799	2,816,110	310,391	368,092	1,074,623	1,223,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGIS		OVSC		OVSCS		OVAG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,229,612)	(2,581,367)	(33,444)	(30,238)	(674,151)	(551,854)	(139,831)	(148,752)
Realized gain (loss) on investments		(467,277)	(10,516,619)	346,914	582,351	5,013,335	2,622,797	154,044	(121,631)
Change in unrealized gain (loss) on investments		32,867,877	9,101,558	315,018	(782,465)	3,353,514	(3,413,977)	1,469,772	(102,654)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		30,170,988	(3,996,428)	628,488	(230,352)	7,692,698	(1,343,034)	1,483,985	(373,037)

Equity transactions:
Purchase payments received from contract owners (note 3)		10,012,198	12,706,693	147,811	212,703	6,126,148	8,540,960	359,190	346,842
Transfers between funds		(21,944,982)	(11,850,584)	116,320	515,063	(5,702,213)	940,489	(625,607)	1,955,345
Redemptions		(28,592,025)	(28,437,308)	(478,181)	(553,693)	(4,609,469)	(4,122,193)	(1,787,726)	(1,579,753)
Annuity benefits		(1,747)	(1,497)	(478)	(468)	(6,806)	(1,649)	-	-
Contract maintenance charges (note 2)		(900,005)	(785,314)	(1,459)	(1,401)	(175,300)	(99,384)	(7,212)	(7,690)
Contingent deferred sales charges (note 2)		(175,848)	(223,529)	(2,985)	(1,503)	(48,828)	(30,136)	(3,556)	(4,498)
Adjustments to maintain reserves		(1,276)	(1,037)	(59)	(106)	(738)	2,128	(85)	187

Net equity transactions		(41,603,685)	(28,592,576)	(219,031)	170,595	(4,417,206)	5,230,215	(2,064,996)	710,433

Net change in contract owners’ equity		(11,432,697)	(32,589,004)	409,457	(59,757)	3,275,492	3,887,181	(581,011)	337,396
Contract owners’ equity beginning of period		216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

Contract owners’ equity end of period	$	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

CHANGES IN UNITS:
Beginning units		15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474
Units purchased		2,364,421	2,902,651	141,004	259,814	658,285	968,998	248,115	1,209,307
Units redeemed		(5,068,500)	(4,889,352)	(163,498)	(250,978)	(857,474)	(660,301)	(589,321)	(1,142,164)

Ending units		12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSB		OVSBS		PMVAAD		PMVFAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,479)	-	(23,537)	-	423,540	-	813,476	88,420
Realized gain (loss) on investments	285	-	2,879	-	9,812	-	535,080	610,773
Change in unrealized gain (loss) on investments	11,186	-	151,271	-	153,142	-	(1,086,348)	425,383
Reinvested capital gains	-	-	-	-	-	-	518,077	73,207

Net increase (decrease) in contract owners’ equity resulting from operations	9,992	-	130,613	-	586,494	-	780,285	1,197,783

Equity transactions:
Purchase payments received from contract owners (note 3)	1,434	-	86,858	-	8,200,329	-	3,077,251	4,148,576
Transfers between funds	723,779	-	9,056,879	-	11,678,994	-	(1,730,044)	2,732,798
Redemptions	(44,585)	-	(394,761)	-	(582,275)	-	(2,237,273)	(2,655,456)
Annuity benefits	-	-	(22)	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(216)	-	(234)	-	(1,799)	(1,604)
Contingent deferred sales charges (note 2)	(91)	-	(213)	-	(1,651)	-	(16,841)	(7,003)
Adjustments to maintain reserves	(23)	-	1,121	-	(116)	-	509	(1,339)

Net equity transactions	680,488	-	8,749,646	-	19,295,047	-	(908,197)	4,215,972

Net change in contract owners’ equity	690,480	-	8,880,259	-	19,881,541	-	(127,912)	5,413,755
Contract owners’ equity beginning of period	-	-	-	-	-	-	22,970,486	17,556,731

Contract owners’ equity end of period	$690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,837,753	1,500,572
Units purchased	74,231	-	942,718	-	2,001,065	-	542,041	1,265,349
Units redeemed	(6,244)	-	(67,807)	-	(126,395)	-	(616,270)	(928,168)

Ending units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLAD		PMVTRD		PVGIB		PVTIGB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$650,680	(129,068)	1,150,784	245,053	7,139	(7,543)	2,738	10,953
Realized gain (loss) on investments	924,447	485,376	57,378	(2,822)	(333,740)	(606,386)	(52,884)	(32,882)
Change in unrealized gain (loss) on investments	10,401,166	(2,419,505)	3,860,783	(970,242)	733,390	437,749	117,212	(67,628)
Reinvested capital gains	-	-	3,544,898	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,976,293	(2,063,197)	8,613,843	107,906	406,789	(176,180)	67,066	(89,557)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,926,661	71,828,103	77,913,355	43,402,248	9,751	25,101	-	-
Transfers between funds	37,544,311	14,125,276	51,435,830	22,982,635	194,965	(84,556)	-	(31,881)
Redemptions	(28,981,984)	(26,147,617)	(8,870,608)	(1,119,580)	(525,768)	(709,127)	(100,889)	(137,736)
Annuity benefits	(637)	(572)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,784,357)	(913,678)	(646,959)	(27,481)	(537)	(554)	(80)	(82)
Contingent deferred sales charges (note 2)	(238,752)	(199,377)	(53,861)	(8,887)	(427)	(2,302)	(117)	(16)
Adjustments to maintain reserves	5,603	(5,964)	(2,687)	(9,593)	(112)	(259)	3	(67)

Net equity transactions	64,470,845	58,686,171	119,775,070	65,219,342	(322,128)	(771,697)	(101,083)	(169,782)

Net change in contract owners’ equity	76,447,138	56,622,974	128,388,913	65,327,248	84,661	(947,877)	(34,017)	(259,339)
Contract owners’ equity beginning of period	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688	366,694	626,033

Contract owners’ equity end of period	$337,032,708	260,585,570	193,716,161	65,327,248	2,644,472	2,559,811	332,677	366,694

CHANGES IN UNITS:
Beginning units	23,171,669	18,042,359	6,540,321	-	212,998	275,411	28,337	39,549
Units purchased	12,794,621	13,186,257	14,394,072	7,565,330	53,761	52,419	-	1,067
Units redeemed	(7,193,529)	(8,056,947)	(2,947,189)	(1,025,009)	(79,139)	(114,832)	(6,862)	(12,279)

Ending units	28,772,761	23,171,669	17,987,204	6,540,321	187,620	212,998	21,475	28,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVTVB		ACEG2		VYDS		TRHS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(27,274)	(59,022)	(57,829)	-	(1,077)	(3,072)	(686,038)	(205,865)
Realized gain (loss) on investments	79,673	379,283	(41,285)	-	(803)	(57,508)	1,426,849	191,366
Change in unrealized gain (loss) on investments	251,531	(1,159,581)	(141,196)	-	53,047	16,550	7,738,204	(811,736)
Reinvested capital gains	-	-	-	-	-	-	1,043,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	303,930	(839,320)	(240,310)	-	51,167	(44,030)	9,522,409	(826,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,484	1,816	34,233	-	-	26,609	6,864,457	3,367,389
Transfers between funds	(484,432)	277,956	6,023,242	-	-	(102,794)	17,709,653	22,636,118
Redemptions	(850,541)	(521,357)	(533,933)	-	(8,675)	(58,353)	(5,022,033)	(1,226,618)
Annuity benefits	-	-	(230)	-	-	-	-	-
Contract maintenance charges (note 2)	(417)	(470)	(1,113)	-	(114)	(135)	(6,266)	(1,538)
Contingent deferred sales charges (note 2)	(515)	(1,159)	(3,066)	-	(110)	(27)	(37,225)	(8,818)
Adjustments to maintain reserves	(104)	(110)	(225)	-	(44)	(7)	(492)	(752)

Net equity transactions	(1,318,525)	(243,324)	5,518,908	-	(8,943)	(134,707)	19,508,094	24,765,781

Net change in contract owners’ equity	(1,014,595)	(1,082,644)	5,278,598	-	42,224	(178,737)	29,030,503	23,939,546
Contract owners’ equity beginning of period	2,914,393	3,997,037	-	-	348,002	526,739	27,116,053	3,176,507

Contract owners’ equity end of period	$1,899,798	2,914,393	5,278,598	-	390,226	348,002	56,146,556	27,116,053

CHANGES IN UNITS:
Beginning units	221,728	248,463	-	-	27,442	38,329	2,368,928	301,680
Units purchased	41,612	137,865	644,750	-	504	2,805	3,369,395	3,364,199
Units redeemed	(135,355)	(164,600)	(96,695)	-	(1,165)	(13,692)	(1,939,336)	(1,296,951)

Ending units	127,985	221,728	548,055	-	26,781	27,442	3,798,987	2,368,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAS		VWBF		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,034)	-	59,211	799,031	(324,663)	(45,550)	(354,736)	(32,427)
Realized gain (loss) on investments	(2,703)	-	(133,179)	(112,445)	(1,519,560)	(2,137,349)	1,552,201	2,234,334
Change in unrealized gain (loss) on investments	403,566	-	460,132	(151,075)	6,660,836	(3,557,569)	(5,574,871)	(8,124,985)
Reinvested capital gains	109,899	-	158,772	243,995	-	-	2,563,706	407,783

Net increase (decrease) in contract owners’ equity resulting from operations	500,728	-	544,936	779,506	4,816,613	(5,740,468)	(1,813,700)	(5,515,295)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,829,063	-	241,875	13,537	251,121	-	(4,763)	1,406
Transfers between funds	8,816,346	-	5,194,049	(302,294)	13,236,597	(1,046,520)	48,728,869	(819,801)
Redemptions	(323,417)	-	(2,154,877)	(1,346,118)	(2,658,659)	(2,366,960)	(6,903,459)	(2,636,150)
Annuity benefits	-	-	(4,111)	(3,534)	(5,816)	(6,448)	(2,526)	(3,053)
Contract maintenance charges (note 2)	(330)	-	(6,423)	(6,255)	(10,527)	(10,017)	(17,229)	(13,419)
Contingent deferred sales charges (note 2)	(1,373)	-	(648)	(215)	(601)	(1,176)	(20,225)	(422)
Adjustments to maintain reserves	(457,932)	-	(77)	934	(24,273)	1,004	(7,662)	427

Net equity transactions	12,862,357	-	3,269,788	(1,643,945)	10,787,842	(3,430,117)	41,773,005	(3,471,012)

Net change in contract owners’ equity	13,363,085	-	3,814,724	(864,439)	15,604,455	(9,170,585)	39,959,305	(8,986,307)
Contract owners’ equity beginning of period	-	-	11,420,517	12,284,956	14,809,682	23,980,267	25,097,845	34,084,152

Contract owners’ equity end of period	$13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682	65,057,150	25,097,845

CHANGES IN UNITS:
Beginning units	-	-	445,923	511,066	797,445	946,130	552,304	619,064
Units purchased	1,652,401	-	225,585	-	684,367	-	3,361,341	1
Units redeemed	(264,318)	-	(95,420)	(65,143)	(203,948)	(148,685)	(939,633)	(66,761)

Ending units	1,388,083	-	576,088	445,923	1,277,864	797,445	2,974,012	552,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		WRHIP		WRMCG		WRPCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(484,688)	(500,298)	(107,253)	-	(30,622)	-	5,695	(1,047)
Realized gain (loss) on investments	898,488	1,577,566	107,527	-	(9,484)	-	(731)	(10,031)
Change in unrealized gain (loss) on investments	16,358,539	(10,208,797)	898,489	-	359,730	-	39,608	(3,265)
Reinvested capital gains	-	-	-	-	12,611	-	35,666	652

Net increase (decrease) in contract owners’ equity resulting from operations	16,772,339	(9,131,529)	898,763	-	332,235	-	80,238	(13,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,771,220	27,069,234	7,623,244	-	3,733,672	-	1,425,542	933,390
Transfers between funds	(5,500,167)	8,920,842	17,830,308	-	3,451,334	-	(95,454)	87,869
Redemptions	(10,518,864)	(10,852,045)	(1,056,839)	-	(55,444)	-	(99,096)	(877)
Annuity benefits	(636)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,215)	(8,908)	(458)	-	(7,565)	-	(6,543)	-
Contingent deferred sales charges (note 2)	(109,596)	(66,987)	(195)	-	(6)	-	-	-
Adjustments to maintain reserves	(913)	606	(141)	-	(131)	-	(6)	1

Net equity transactions	11,631,829	25,062,742	24,395,919	-	7,121,860	-	1,224,443	1,020,383

Net change in contract owners’ equity	28,404,168	15,931,213	25,294,682	-	7,454,095	-	1,304,681	1,006,692
Contract owners’ equity beginning of period	93,728,667	77,797,454	-	-	-	-	1,006,692	-

Contract owners’ equity end of period	$122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

CHANGES IN UNITS:
Beginning units	8,101,468	6,143,715	-	-	-	-	92,333	-
Units purchased	3,371,154	4,827,421	2,872,915	-	777,372	-	124,130	103,588
Units redeemed	(2,469,020)	(2,869,668)	(528,836)	-	(35,696)	-	(17,444)	(11,255)

Ending units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRPMP		WRPMAP		WRPMCP		SVDF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	31,696	4,002	58,514	29,602	9,202	(202)	(524)	(468)
Realized gain (loss) on investments		(3,223)	(2,911)	(24,782)	(26,852)	(2,822)	(9,500)	1,166	2,076
Change in unrealized gain (loss) on investments		501,688	(63,776)	1,295,887	(755,920)	126,062	(12,010)	4,931	(1,575)
Reinvested capital gains		196,645	15,295	441,576	107,545	66,185	3,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		726,806	(47,390)	1,771,195	(645,625)	198,627	(17,762)	5,573	33

Equity transactions:
Purchase payments received from contract owners (note 3)		11,312,462	4,782,149	12,612,480	14,337,201	3,673,867	1,661,641	(33)	2,363
Transfers between funds		376,320	(24,265)	(88,336)	(16,720)	16,660	15,628	(23)	1,016
Redemptions		(145,808)	(61,827)	(533,802)	(68,113)	(172,146)	(28,126)	-	-
Annuity benefits		-	-	-	-	-	-	(3,564)	(7,427)
Contract maintenance charges (note 2)		(34,013)	(255)	(91,814)	(123)	(10,326)	(93)	52	(279)
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(14)	1	(27)	(5)	(15)	(2)	41	3

Net equity transactions		11,508,947	4,695,803	11,898,501	14,252,240	3,508,040	1,649,048	(3,527)	(4,324)

Net change in contract owners’ equity		12,235,753	4,648,413	13,669,696	13,606,615	3,706,667	1,631,286	2,046	(4,291)
Contract owners’ equity beginning of period		4,676,395	27,982	13,606,615	-	1,631,286	-	35,590	39,881

Contract owners’ equity end of period	$	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

CHANGES IN UNITS:
Beginning units		424,157	2,491	1,230,558	-	148,360	-	74	-
Units purchased		997,291	428,766	1,064,633	1,255,458	319,088	150,962	1	15
Units redeemed		(15,327)	(7,100)	(60,162)	(24,900)	(17,841)	(2,602)	(1)	59

Ending units		1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SVOF		WFVSCG		WFVSMV		WFVTRB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(3,191)	(3,414)	(539,310)	(423,134)	(19)	(38)	589	4,038
Realized gain (loss) on investments		8,799	26,894	1,172,522	1,060,262	(581)	(493)	321	224
Change in unrealized gain (loss) on investments		27,797	(42,438)	(589,315)	(2,072,670)	1,613	(273)	7,550	3,548
Reinvested capital gains		91	-	1,636,874	-	-	-	5,572	11,330

Net increase (decrease) in contract owners’ equity resulting from operations		33,496	(18,958)	1,680,771	(1,435,542)	1,013	(804)	14,032	19,140

Equity transactions:
Purchase payments received from contract owners (note 3)		(163)	(14,154)	5,844,284	8,919,613	-	-	-	-
Transfers between funds		(232)	(35,273)	(3,083,002)	(1,588,741)	(810)	521	-	-
Redemptions		(25)	-	(2,750,446)	(1,984,912)	(1,096)	(1,178)	-	-
Annuity benefits		(22,836)	(32,222)	-	-	-	-	-	-
Contract maintenance charges (note 2)		419	(44)	(151,750)	(72,105)	-	-	-	-
Contingent deferred sales charges (note 2)		1	-	(42,508)	(9,935)	-	-	-	-
Adjustments to maintain reserves		(1,035)	(3,052)	(544)	(792)	2	(2)	(3)	(3)

Net equity transactions		(23,871)	(84,745)	(183,966)	5,263,128	(1,904)	(659)	(3)	(3)

Net change in contract owners’ equity		9,625	(103,703)	1,496,805	3,827,586	(891)	(1,463)	14,029	19,137
Contract owners’ equity beginning of period		246,624	350,327	30,844,147	27,016,561	8,299	9,762	293,570	274,433

Contract owners’ equity end of period	$	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

CHANGES IN UNITS:
Beginning units		-	836	2,029,850	1,674,122	951	1,026	21,348	21,348
Units purchased		9	-	992,569	1,334,492	57	106	-	-
Units redeemed		(9)	(836)	(1,015,850)	(978,764)	(255)	(181)	-	-

Ending units		-	-	2,006,569	2,029,850	753	951	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFVOG2		JAGTS2		JAIGS2		VFMG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(857)	(966)	(64,891)	(173,645)	(442,260)	(1,348,124)	(16,521)	6,690
Realized gain (loss) on investments	3,068	1,091	814,110	2,046,500	2,355,718	(4,635,315)	(289,770)	(70,855)
Change in unrealized gain (loss) on investments	3,305	(5,183)	1,264,910	(3,189,059)	8,375,770	(42,385,904)	349,749	(196,359)
Reinvested capital gains	3,480	541	-	-	-	1,249,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,996	(4,517)	2,014,129	(1,316,204)	10,289,228	(47,119,848)	43,458	(260,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	733,950	2,624,036	1,407,453	9,127,376	6,578	76,042
Transfers between funds	-	(5,242)	(12,984,772)	926,695	(90,931,903)	(28,839,426)	(2,952,809)	(61,810)
Redemptions	(11,463)	(1,225)	(694,552)	(1,766,216)	(4,009,784)	(15,391,266)	(407,306)	(513,298)
Annuity benefits	-	-	-	-	(7,132)	(13,264)	-	-
Contract maintenance charges (note 2)	(10)	(18)	(968)	(2,855)	(6,854)	(25,707)	(1,246)	(1,595)
Contingent deferred sales charges (note 2)	-	-	(706)	(4,444)	(22,974)	(69,170)	(3)	(924)
Adjustments to maintain reserves	(18)	10	25	(509)	101,705	5,919	(26)	(27)

Net equity transactions	(11,491)	(6,475)	(12,947,023)	1,776,707	(93,469,489)	(35,205,538)	(3,354,812)	(501,612)

Net change in contract owners’ equity	(2,495)	(10,992)	(10,932,894)	460,503	(83,180,261)	(82,325,386)	(3,311,354)	(762,136)
Contract owners’ equity beginning of period	51,038	62,030	10,932,894	10,472,391	83,180,261	165,505,647	3,311,354	4,073,490

Contract owners’ equity end of period	$48,543	51,038	-	10,932,894	-	83,180,261	-	3,311,354

CHANGES IN UNITS:
Beginning units	4,361	4,925	921,943	765,556	4,453,401	5,924,822	293,739	334,971
Units purchased	851	-	489,186	1,121,150	327,316	1,029,521	59,437	57,319
Units redeemed	(1,719)	(564)	(1,411,129)	(964,763)	(4,780,717)	(2,500,942)	(353,176)	(98,551)

Ending units	3,493	4,361	-	921,943	-	4,453,401	-	293,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA2		AVCD2		VWBFR		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,047)	(112,786)	(126,084)	(425,704)	100,163	398,577	(59,389)	(11,913)
Realized gain (loss) on investments	(342,665)	(114,742)	5,254,486	(4,005,304)	79,263	(16,148)	2,130,804	1,458,164
Change in unrealized gain (loss) on investments	1,202,582	(401,054)	(2,195,190)	2,139,793	(149,144)	(133,246)	90,670	(6,253,902)
Reinvested capital gains	-	-	-	-	78,829	121,547	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	827,870	(628,582)	2,933,212	(2,291,215)	109,111	370,730	2,162,085	(4,807,651)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,827	81,949	855,153	4,465,249	38,040	167,392	53,174	617,855
Transfers between funds	(6,145,979)	(106,757)	(25,619,835)	220,884	(5,709,062)	344,874	(13,180,281)	(5,284,411)
Redemptions	(408,004)	(1,058,709)	(923,202)	(2,512,531)	(267,811)	(1,032,678)	(445,831)	(2,461,309)
Annuity benefits	(371)	(1,230)	-	-	-	-	(726)	(4,040)
Contract maintenance charges (note 2)	(729)	(2,531)	(30,995)	(73,499)	(549)	(1,582)	(1,688)	(5,154)
Contingent deferred sales charges (note 2)	(289)	(5,308)	(5,566)	(28,125)	(225)	(547)	(867)	(1,943)
Adjustments to maintain reserves	1,187	(384)	124	(734)	167	(1,034)	20,876	146

Net equity transactions	(6,537,358)	(1,092,970)	(25,724,321)	2,071,244	(5,939,440)	(523,575)	(13,555,343)	(7,138,856)

Net change in contract owners’ equity	(5,709,488)	(1,721,552)	(22,791,109)	(219,971)	(5,830,329)	(152,845)	(11,393,258)	(11,946,507)
Contract owners’ equity beginning of period	5,709,488	7,431,040	22,791,109	23,011,080	5,830,329	5,983,174	11,393,258	23,339,765

Contract owners’ equity end of period	$-	5,709,488	-	22,791,109	-	5,830,329	-	11,393,258

CHANGES IN UNITS:
Beginning units	490,830	579,187	1,414,528	1,298,000	399,375	437,415	551,256	827,950
Units purchased	49,715	92,123	97,446	846,862	15,686	89,462	51,001	119,749
Units redeemed	(540,545)	(180,480)	(1,511,974)	(730,334)	(415,061)	(127,502)	(602,257)	(396,443)

Ending units	-	490,830	-	1,414,528	-	399,375	-	551,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		NVAGF3		OVHI3		OVHI4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(289,294)	(242,307)	-	112,024	91,334	47,513	903,824	586,860
Realized gain (loss) on investments	(5,416,237)	(358,911)	-	(313,065)	(71,063)	10,667	(593,671)	596,792
Change in unrealized gain (loss) on investments	4,221,023	(12,271,602)	-	100,870	39,989	(79,705)	364,056	(1,488,525)
Reinvested capital gains	4,042,343	674,581	-	173,773	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,557,835	(12,198,239)	-	73,602	60,260	(21,525)	674,209	(304,873)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,290,359	11,142,816	-	24,573	57,621	37,379	147,542	314,199
Transfers between funds	(58,649,211)	8,050,481	-	(3,469,556)	(481,685)	35,216	(6,994,776)	863,308
Redemptions	(2,686,605)	(6,217,849)	-	(109,678)	(118,059)	(125,397)	(982,492)	(1,269,909)
Annuity benefits	(941)	(6,032)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,761)	(13,198)	-	(91)	(215)	(273)	(493)	(747)
Contingent deferred sales charges (note 2)	(15,779)	(20,399)	-	(108)	(110)	(166)	(626)	(7,676)
Adjustments to maintain reserves	7,816	(6,975)	-	(73)	(29)	(45)	(208)	(250)

Net equity transactions	(57,059,122)	12,928,844	-	(3,554,933)	(542,477)	(53,286)	(7,831,053)	(101,075)

Net change in contract owners’ equity	(54,501,287)	730,605	-	(3,481,331)	(482,217)	(74,811)	(7,156,844)	(405,948)
Contract owners’ equity beginning of period	54,501,287	53,770,682	-	3,481,331	482,217	557,028	7,156,844	7,562,792

Contract owners’ equity end of period	$-	54,501,287	-	-	-	482,217	-	7,156,844

CHANGES IN UNITS:
Beginning units	3,469,671	2,350,975	-	288,563	175,763	196,791	2,632,631	2,685,043
Units purchased	610,995	2,531,203	-	27,666	114,563	124,033	763,683	1,826,898
Units redeemed	(4,080,666)	(1,412,507)	-	(316,229)	(290,326)	(145,061)	(3,396,314)	(1,879,310)

Ending units	-	3,469,671	-	-	-	175,763	-	2,632,631

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHI		OVHIS		ACVU2		AVBV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,990	4,049	364,521	248,271	(29)	(108)	(23)	(63)
Realized gain (loss) on investments	(47,209)	(81,366)	(6,266,756)	(2,885,033)	1,983	1,824	652	672
Change in unrealized gain (loss) on investments	46,555	77,454	6,166,243	2,539,282	(1,235)	(1,393)	(133)	(531)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,336	137	264,008	(97,480)	719	323	496	78

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2	75	-	-	2,163	39
Transfers between funds	(20,951)	(514)	(2,476,910)	(323,301)	-	-	(13,427)	(39)
Redemptions	(4,664)	(25,838)	(280,219)	(537,967)	-	-	11,264	-
Annuity benefits	-	-	(107)	(132)	(5,712)	(5,636)	(4,608)	(4,779)
Contract maintenance charges (note 2)	(7)	(13)	(368)	(513)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(9)	(710)	(1,211)	-	-	-	-
Adjustments to maintain reserves	(10)	(13)	(2,193)	(298)	(12)	62	4	15

Net equity transactions	(25,632)	(26,387)	(2,760,505)	(863,347)	(5,724)	(5,574)	(4,604)	(4,764)

Net change in contract owners’ equity	(23,296)	(26,250)	(2,496,497)	(960,827)	(5,005)	(5,251)	(4,108)	(4,686)
Contract owners’ equity beginning of period	23,296	49,546	2,496,497	3,457,324	5,005	10,256	4,108	8,794

Contract owners’ equity end of period	$-	23,296	-	2,496,497	-	5,005	-	4,108

CHANGES IN UNITS:
Beginning units	7,881	16,199	642,234	856,240	-	-	-	-
Units purchased	-	-	20,641	107,168	-	-	2	(159)
Units redeemed	(7,881)	(8,318)	(662,875)	(321,174)	-	-	(2)	159

Ending units	-	7,881	-	642,234	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CSIEF3		AMINS		WSCP		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	28,624	-	(7)	-	(180,035)	-	(1,059)
Realized gain (loss) on investments	-	(41,389)	-	(522)	-	2,404,597	-	(425,178)
Change in unrealized gain (loss) on investments	-	(210,286)	-	-	-	(4,313,690)	-	385,062
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(223,051)	-	(529)	-	(2,089,128)	-	(41,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	20,341	-	1,921	-	321,366	-	92,036
Transfers between funds	-	(1,882,814)	-	(1,175)	-	(28,116,105)	-	(1,883,961)
Redemptions	-	(115,708)	-	(112)	-	(3,691,090)	-	(360,558)
Annuity benefits	-	(3,110)	-	-	-	(2,221)	-	-
Contract maintenance charges (note 2)	-	(973)	-	(105)	-	(16,307)	-	(418)
Contingent deferred sales charges (note 2)	-	(8)	-	-	-	(6,145)	-	(335)
Adjustments to maintain reserves	-	(33,705)	-	-	-	(10,000)	-	(23)

Net equity transactions	-	(2,015,977)	-	529	-	(31,520,502)	-	(2,153,259)

Net change in contract owners’ equity	-	(2,239,028)	-	-	-	(33,609,630)	-	(2,194,434)
Contract owners’ equity beginning of period	-	2,239,028	-	-	-	33,609,630	-	2,194,434

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	196,205	-	-	-	2,155,736	-	147,046
Units purchased	-	31,812	-	2,240	-	33,589	-	42,559
Units redeemed	-	(228,017)	-	(2,240)	-	(2,189,325)	-	(189,605)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVGWL6		ACVI4
		2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	(2,662)	-	7
Realized gain (loss) on investments		-	154,220	-	32
Change in unrealized gain (loss) on investments		-	(229,888)	-	-
Reinvested capital gains		-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	(78,330)	-	39

Equity transactions:
Purchase payments received from contract owners (note 3)		-	394,116	-	(37)
Transfers between funds		-	(2,511,022)	-	58
Redemptions		-	(17,563)	-	-
Annuity benefits		-	-	-	-
Contract maintenance charges (note 2)		-	(4,380)	-	(60)
Contingent deferred sales charges (note 2)		-	(177)	-	-
Adjustments to maintain reserves		-	(182)	-	-

Net equity transactions		-	(2,139,208)	-	(39)

Net change in contract owners’ equity		-	(2,217,538)	-	-
Contract owners’ equity beginning of period		-	2,217,538	-	-

Contract owners’ equity end of period	$	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	152,509	-	-
Units purchased		-	41,976	-	45
Units redeemed		-	(194,485)	-	(45)

Ending units		-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Protected Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*

Sterling Capital Select Equity VIF (BBGI)*

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service  Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Emerging Markets Fund - Class VI (GEM6)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Northern Lights Variable Trust

TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE

    INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares  (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

Advantage VT Core Bond Fund (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2012, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-
7% Lifetime Income Option	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30% (3)	0.50%(3)			0.20%(3)	-
No CDSC	0.35% (7)	0.55%(7)			0.25%(7)	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-
Combination Enhanced II	-	-	-	-	0.45%	-
Combination Enhanced	-	0.40%(10)	0.45%(59)	-	0.30%	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-
7% Lifetime Income Option (New York)	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)	-	1.00%(1)	-
10% Lifetime Income Option	1.20%(20)	1.20%	-	-	1.20%(20)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%(19)	-	-	0.15%	-
7% Spousal Continuation Benefit (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%
Spousal Continuation Benefit Option	-	-	-	-	-	0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	3.85%(52)	3.25%(52)	4.50%(22)	1.10%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.35%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.45%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Lifetime Income Option (New York)			1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Lifetime Income Option	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Spousal Continuation Benefit (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.00%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	-	-
5% Lifetime Income Option (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Lifetime Income Option (New York)	-	-	1.50%(49)(51)(53)	1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Lifetime Income Option (New York)	-	-	-	-	-	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	1.20%	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(42)	-	-	-	-	-
5% Spousal Continuation Benefit (Non-New York)	-	-	-	-	-	-
7% Spousal Continuation Benefit (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)	-
10% Spousal Continuation Benefit (New York)	-	-	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.00%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Lifetime Income Option (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Lifetime Income Option (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Lifetime Income Option (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Lifetime Income Option (New York)	-	-	1.20%	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Spousal Continuation Benefit (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Spousal Continuation Benefit (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-
10% Spousal Continuation Benefit (New York)	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(33)	-		-
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.00%(52)	3.30%(43)	3.40%(52)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Spousal Continuation Benefit is only available for election if the 7% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(33) The 10% Spousal Continuation Benefit is only available for election if the 10% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Spousal Continuation Benefit is only available for election if the 5% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(42) No longer available

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.

(50) The 7% Spousal Continuation Benefit may only be elected if and when the 7% Lifetime Income Option is elected. Currently, there is no charge associated with the 7% Spousal Continuation Benefit.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.

(56) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected.

(57) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected. Currently, there is no charge associated with the 5% Spousal Continuation Benefit.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3

0.40%	$158,919	$-	$-	$-	$-	$-	$-	$-
0.65%	134,790	-	-	-	-	-	-	70
0.75%	561,314	-	-	-	-	-	-	3,054
0.80%	185,712	-	-	-	-	-	-	337
0.85%	686,357	-	-	-	-	-	-	2,292
0.95%	308,424	1,428	-	-	-	-	-	1,114
1.05%	279,953	2,924	-	-	-	-	-	1,652
1.10%	10,358,403	-	-	-	-	-	-	20,982
1.15%	48,671,560	-	64	-	-	495	-	98,117
1.20%	339,624	-	-	-	-	-	-	1,060
1.25%	4,830,613	-	-	-	-	-	-	40,532
1.30%	102,951,093	-	34	138,112	20,633	3,469	15,132	241,321
1.35%	11,941,930	-	139	-	-	173	-	82,022
1.40%	16,746,219	-	-	-	-	-	-	67,542
1.45%	5,625,509	317	-	-	-	-	-	35,065
1.50%	21,143,291	-	1,548	-	-	1,859	-	277,392
1.55%	36,049,532	-	13	-	-	-	-	187,464
1.60%	3,927,030	-	419	-	-	196	-	136,993
1.65%	9,807,794	-	-	-	-	5	-	57,221
1.70%	3,272,323	-	-	-	-	-	-	13,941
1.75%	102,105,025	-	3,289	-	-	3,200	-	418,288
1.80%	8,263,150	-	2,887	-	-	31	-	107,495
1.85%	11,194,061	-	-	-	-	1,616	-	43,424
1.90%	3,090,054	-	-	-	-	-	-	12,472
1.95%	19,069,704	-	247	-	-	427	-	173,948
2.00%	12,279,825	-	226	-	-	-	-	54,746
2.05%	4,655,607	-	-	-	-	19	-	19,254
2.10%	6,870,366	-	366	-	-	-	-	40,882
2.15%	9,522,470	-	-	-	-	-	-	13,728
2.20%	7,478,358	-	540	-	-	250	-	44,603
2.25%	4,991,471	-	-	-	-	-	-	7,023
2.30%	4,107,381	-	-	-	-	14	-	11,466
2.35%	15,723,072	-	-	-	-	-	-	15,594
2.40%	3,057,324	-	-	-	-	-	-	579
2.45%	1,774,082	-	-	-	-	-	-	2,474
2.50%	8,685,605	-	-	-	-	-	-	1,302
2.55%	1,667,702	-	342	-	-	-	-	1,926
2.60%	727,774	-	-	-	-	-	-	1,020
2.65%	288,003	-	-	-	-	-	-	1,343
2.70%	850,508	-	-	-	-	-	-	-
2.75%	218,365	-	-	-	-	-	-	-
2.80%	264,403	-	-	-	-	-	-	-
2.85%	199,486	-	-	-	-	-	-	-
2.90%	109,277	-	-	-	-	-	-	-
2.95%	151,184	-	-	-	-	-	-	-
3.00%	73,081	-	-	-	-	-	-	-
3.05%	61,049	-	-	-	-	-	-	-
3.10%	3,198	-	-	-	-	-	-	-
3.15%	864	-	-	-	-	-	-	-
3.20%	772	-	-	-	-	-	-	-
3.25%	3,875	-	-	-	-	-	-	-
3.30%	3,583	-	-	-	-	-	-	-
3.40%	1,498	-	-	-	-	-	-	-

Totals	$505,472,567	$4,669	$10,114	$138,112	$20,633	$11,754	$15,132	$2,239,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2

0.40%	$-	$-	$308	$-	$-	$54	$28	$28
0.65%	138	-	170	-	-	32	19	24
0.75%	22,482	-	4,336	-	-	1,154	393	22
0.80%	-	8,993	-	2,201	-	-	-	-
0.85%	19,943	-	11,719	-	-	533	385	1
0.95%	39,421	-	18,749	-	-	-	-	-
1.05%	37,047	-	15,382	-	-	-	-	-
1.10%	-	-	32,276	-	-	29	2,396	-
1.15%	-	-	305,348	-	2	6,431	14,492	403
1.20%	-	-	7,768	-	-	-	-	-
1.25%	-	-	35,584	-	-	433	661	-
1.30%	-	1,935,372	166,902	415,995	73	42,356	76,008	1,479
1.35%	3,397	-	71,234	-	-	2,142	4,394	516
1.40%	-	954,731	17,112	118,017	-	6	6	53
1.45%	450	-	63,114	-	-	218	1,007	-
1.50%	-	-	130,692	-	671	11,035	24,092	313
1.55%	85	-	193,354	-	108	12,481	14,212	33
1.60%	-	-	48,166	-	80	1,937	4,516	214
1.65%	-	-	52,364	-	5	2,244	8,025	434
1.70%	-	-	15,725	-	-	160	184	-
1.75%	-	-	234,001	-	253	14,352	37,154	1,064
1.80%	-	-	64,231	-	10	7,011	3,125	478
1.85%	-	-	76,745	-	2	4,961	20,883	169
1.90%	-	-	12,674	-	-	16	15,805	-
1.95%	-	-	53,886	-	-	3,792	7,127	311
2.00%	-	-	59,731	-	-	516	15,011	-
2.05%	-	-	22,500	-	-	1,798	5,450	11
2.10%	-	-	31,114	-	-	983	3,918	585
2.15%	-	-	16,774	-	-	257	232	458
2.20%	-	-	31,334	-	108	5,377	2,925	185
2.25%	-	-	8,296	-	-	105	60	-
2.30%	-	-	20,038	-	-	959	2,897	689
2.35%	-	-	16,594	-	-	581	3,333	-
2.40%	-	-	5,485	-	-	-	283	-
2.45%	-	-	3,651	-	-	-	54	-
2.50%	-	-	6,171	-	-	86	677	155
2.55%	-	-	652	-	-	-	5,713	61
2.60%	-	-	829	-	-	-	271	-
2.65%	-	-	663	-	-	-	28	27
2.70%	-	-	981	-	-	-	123	-
2.75%	-	-	408	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	668	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$ 122,963	$ 2,899,096	$1,857,729	$ 536,213	$ 1,312	$122,039	$275,887	$ 7,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	IVKMG1	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC

0.40%	$-	$-	$-	$-	$388	$-	$-	$-
0.65%	-	-	-	-	326	-	-	-
0.75%	-	368	-	-	1,232	87	991	-
0.80%	-	66	285	-	3,223	267	2,138	-
0.85%	-	254	-	-	4,338	233	2,188	-
0.95%	-	450	-	13,634	9,607	18	9,095	381
1.05%	-	-	-	20,708	9,203	58	7,053	-
1.10%	-	2,364	-	196	20,951	531	4,968	798
1.15%	-	22,279	-	16,826	216,260	6,588	91,430	18,801
1.20%	-	271	-	87	195	-	17	1,131
1.25%	-	5,286	-	12,230	19,293	822	14,549	12,171
1.30%	-	27,643	93,329	83	395,538	63,791	240,176	344
1.35%	-	8,346	-	145	72,799	6,322	29,417	3,386
1.40%	-	2,604	22,894	1,078	62,350	16,471	58,077	1,834
1.45%	-	4,161	-	5,538	29,129	1,845	12,837	3,306
1.50%	-	10,058	-	9,072	73,558	11,950	20,019	13,389
1.55%	-	21,183	-	33,501	170,321	7,592	85,721	19,841
1.60%	-	3,623	-	1,887	32,112	3,876	16,665	4,379
1.65%	-	4,687	-	394	40,232	25,218	17,907	4,601
1.70%	-	1,986	-	6,604	16,637	623	7,677	5,266
1.75%	-	39,695	-	14,687	356,262	8,475	68,068	15,004
1.80%	-	5,458	-	6,293	30,900	1,653	20,091	5,678
1.85%	-	4,628	-	1,844	50,868	1,993	7,507	7,625
1.90%	-	1,380	-	137	9,164	157	4,282	2,859
1.95%	-	12,991	-	3,571	67,736	3,438	14,811	1,815
2.00%	-	5,434	-	150	68,389	1,746	15,757	1,229
2.05%	-	1,866	-	8,078	16,983	1,779	3,909	4,482
2.10%	-	15,165	-	869	33,524	3,937	8,531	2,739
2.15%	-	6,964	-	1,507	28,385	1,568	4,957	2,018
2.20%	-	3,772	-	4,405	43,474	6,441	4,317	2,601
2.25%	-	1,247	-	401	7,748	48	280	796
2.30%	-	6,321	-	24	30,584	154	1,743	2,809
2.35%	-	6,205	-	-	44,131	-	781	684
2.40%	-	1,331	-	-	12,679	-	188	-
2.45%	-	1,439	-	-	13,524	502	1,063	262
2.50%	-	4,193	-	-	26,350	-	65	220
2.55%	-	859	-	-	3,044	586	391	-
2.60%	-	137	-	-	4,067	-	-	-
2.65%	-	-	-	-	3,555	-	451	-
2.70%	-	29	-	-	1,196	-	-	-
2.75%	-	391	-	-	419	-	-	-
2.80%	-	-	-	-	226	-	214	31
2.85%	-	388	-	-	78	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	74	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$-	$235,579	$116,508	$163,949	$2,031,052	$178,769	$778,331	$140,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$6	$1,033	$638	$-	$-	$-	$-	$-
0.65%	-	1,763	133	-	-	-	-	-
0.75%	-	8,119	4,538	-	-	-	-	-
0.80%	-	349	-	2	-	22	-	-
0.85%	84	11,925	1,898	-	-	-	-	-
0.95%	-	1,702	485	-	4,534	-	-	-
1.05%	-	570	844	-	1,386	-	-	-
1.10%	44	67,959	3,153	-	3,567	-	242	-
1.15%	594	523,796	78,306	-	34,204	-	2,414	-
1.20%	-	5,151	-	-	62	-	-	-
1.25%	74	45,567	4,397	-	7,660	-	1,556	-
1.30%	1,780	399,217	258,808	13,696	-	32,561	-	-
1.35%	410	128,292	23,082	-	10,509	-	-	-
1.40%	448	91,764	17,703	5,701	3,089	14,511	658	-
1.45%	262	72,403	7,631	-	11,569	-	738	-
1.50%	495	146,440	62,215	-	22,247	-	4,784	-
1.55%	235	466,955	44,091	-	52,316	-	1,774	-
1.60%	233	46,059	19,271	-	4,073	-	-	-
1.65%	410	130,180	16,865	-	7,592	-	42	-
1.70%	42	68,509	2,039	-	13,885	-	444	-
1.75%	1,983	1,313,273	225,865	-	56,407	-	624	219
1.80%	11	124,197	10,398	-	8,952	-	333	-
1.85%	459	86,872	54,993	-	6,120	-	187	-
1.90%	25	29,267	6,808	-	1,990	-	-	-
1.95%	708	183,141	47,822	-	11,166	-	180	103
2.00%	34	204,987	28,799	-	10,385	-	-	-
2.05%	399	44,775	18,402	-	2,954	-	632	-
2.10%	1,358	89,293	13,761	-	4,114	-	-	-
2.15%	115	201,121	5,383	-	3,811	-	-	-
2.20%	38	60,105	26,521	-	2,728	-	-	-
2.25%	18	91,031	1,489	-	2,201	-	-	-
2.30%	427	35,264	17,979	-	1,779	-	-	-
2.35%	1	372,646	7,940	-	12,699	-	-	-
2.40%	-	63,258	2,550	-	1,649	-	-	-
2.45%	152	29,310	7,607	-	133	-	-	-
2.50%	-	36,451	2,880	-	10,798	-	-	-
2.55%	269	30,534	3,613	-	668	-	-	26
2.60%	-	13,630	987	-	972	-	-	-
2.65%	-	1,174	2,061	-	87	-	-	-
2.70%	-	7,594	72	-	126	-	-	-
2.75%	-	2,052	-	-	-	-	-	-
2.80%	-	1,463	406	-	-	-	-	-
2.85%	-	480	-	-	-	-	-	-
2.90%	-	2,061	-	-	-	-	-	-
2.95%	-	603	-	-	33	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	727	-	-	547	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$11,114	$5,243,105	$1,032,433	$ 19,399	$317,012	$ 47,094	$ 14,608	$ 348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

0.40%	$-	$-	$ -	$ 182	$ 1,581	$ 74	$341	$202
0.65%	-	-	-	593	9,461	2,147	234	160
0.75%	-	-	-	2,199	18,761	5,925	1,717	1,750
0.80%	-	-	1,456	-	633	443	725	1,508
0.85%	-	-	-	2,223	15,041	3,463	1,438	3,796
0.95%	-	-	-	6,171	495	4,844	1,678	2,204
1.05%	-	-	-	6,463	2,149	2,661	1,563	2,501
1.10%	-	-	-	38,198	1,640,114	383,846	27,585	57,345
1.15%	-	31	-	329,968	5,816,353	1,856,148	214,898	373,312
1.20%	-	-	-	1,918	9,754	5,928	1,136	1,619
1.25%	-	-	-	51,329	473,402	106,577	27,148	34,052
1.30%	186	-	501,036	116,335	10,994,709	3,239,627	320,170	487,382
1.35%	-	8	-	124,352	1,335,972	418,327	89,730	130,398
1.40%	317	-	180,462	24,367	272,798	75,011	34,575	60,503
1.45%	-	-	-	67,553	462,156	167,376	32,539	56,791
1.50%	-	29	-	78,701	2,865,608	826,250	116,957	190,469
1.55%	-	-	-	303,173	3,907,846	1,386,195	194,125	360,877
1.60%	-	-	-	15,686	184,844	46,016	33,777	77,172
1.65%	-	-	-	69,964	918,092	232,291	49,540	83,661
1.70%	-	-	-	37,801	287,151	134,737	22,714	34,249
1.75%	-	-	-	429,335	12,699,518	3,348,304	414,933	690,717
1.80%	-	-	-	65,182	601,466	201,205	40,133	83,805
1.85%	-	-	-	56,795	1,496,688	493,361	42,146	72,544
1.90%	-	-	-	24,164	212,466	168,205	9,969	19,088
1.95%	-	-	-	60,311	2,378,487	671,445	82,687	130,708
2.00%	-	-	-	47,514	1,154,617	358,600	45,586	91,778
2.05%	-	-	-	23,330	449,256	275,979	18,623	30,804
2.10%	-	-	-	38,805	703,887	199,720	46,407	51,084
2.15%	-	-	-	46,749	357,567	250,110	14,322	31,605
2.20%	-	-	-	33,597	860,800	282,064	26,631	49,926
2.25%	-	-	-	21,510	567,198	495,643	7,114	18,190
2.30%	-	-	-	26,988	357,324	208,334	18,847	22,619
2.35%	-	-	-	53,913	1,250,533	1,179,726	23,793	54,967
2.40%	-	-	-	13,401	283,190	251,416	5,490	4,816
2.45%	-	-	-	8,869	172,806	103,495	6,609	8,497
2.50%	-	-	-	33,550	1,197,671	1,189,049	21,976	33,502
2.55%	-	-	-	2,894	158,739	115,168	1,486	3,457
2.60%	-	-	-	4,237	44,208	47,119	2,972	3,188
2.65%	-	-	-	660	34,172	28,034	2,472	6,966
2.70%	-	-	-	2,010	94,014	87,963	701	3,002
2.75%	-	-	-	56	18,405	17,128	159	398
2.80%	-	-	-	1,646	40,015	16,825	305	522
2.85%	-	-	-	1,416	25,723	26,556	-	709
2.90%	-	-	-	925	8,188	7,165	279	646
2.95%	-	-	-	460	24,129	23,838	198	129
3.00%	-	-	-	-	2,121	2,092	-	-
3.05%	-	-	-	-	5,055	4,987	108	300
3.10%	-	-	-	-	727	717	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	1,234	1,218	-	-
3.30%	-	-	-	118	-	84	59	59
3.40%	-	-	-	-	-	-	-	-

	$ 503	$68	$ 682,954	$ 2,275,611	$ 54,417,124	$ 18,953,436	$2,006,595	$3,373,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG

0.40%	$196	$-	$-	$-	$-	$-	$-	$-
0.65%	2,243	-	-	-	-	-	-	-
0.75%	8,208	-	255	-	-	-	714	-
0.80%	278	-	137	48	-	1,089	-	41
0.85%	4,670	-	1,014	-	-	-	1,260	-
0.95%	1,837	677	6,985	-	-	-	852	-
1.05%	519	103	2,676	-	-	-	1,736	-
1.10%	367,899	433	5,313	-	75	-	5,185	-
1.15%	1,828,947	17,900	207,480	-	3,919	-	125,736	-
1.20%	4,555	966	144	-	438	-	230	-
1.25%	93,658	9,266	19,977	-	1,972	-	12,779	-
1.30%	3,308,768	32	185,858	1,221	-	259,278	33,420	104
1.35%	436,053	4,383	46,570	-	-	-	38,254	-
1.40%	29,550	1,251	57,748	1,674	1,029	52,266	4,124	335
1.45%	148,920	4,407	53,813	-	349	-	28,034	-
1.50%	869,604	3,002	96,064	-	495	-	49,257	-
1.55%	1,368,379	27,622	199,224	-	3,916	-	101,302	-
1.60%	61,588	2,225	72,082	-	-	-	34,833	-
1.65%	209,223	819	50,924	-	-	-	46,396	-
1.70%	117,475	4,712	11,730	-	699	-	5,581	-
1.75%	3,341,960	5,595	144,678	-	246	-	93,309	-
1.80%	173,793	3,338	82,037	-	559	-	20,585	-
1.85%	506,594	3,692	42,614	-	1,380	-	18,673	-
1.90%	171,484	597	16,111	-	732	-	3,747	-
1.95%	690,922	200	17,044	-	551	-	42,707	-
2.00%	377,963	836	50,156	-	-	-	24,185	-
2.05%	278,637	284	5,897	-	79	-	6,286	-
2.10%	187,015	339	10,484	-	26	-	37,444	-
2.15%	259,302	618	7,051	-	250	-	7,387	-
2.20%	297,284	-	30,391	-	410	-	24,151	-
2.25%	511,653	-	5,406	-	14	-	2,959	-
2.30%	227,891	-	7,603	-	-	-	5,987	-
2.35%	1,211,767	-	5,061	-	-	-	4,432	-
2.40%	255,924	-	280	-	-	-	392	-
2.45%	103,233	-	3,306	-	-	-	5,185	-
2.50%	1,220,361	-	13	-	-	-	462	-
2.55%	117,435	-	13,633	-	-	-	3,166	-
2.60%	45,702	-	-	-	-	-	68	-
2.65%	30,431	-	71	-	-	-	420	-
2.70%	89,500	-	-	-	-	-	-	-
2.75%	16,013	-	89	-	-	-	-	-
2.80%	18,275	-	2,525	-	-	-	1,050	-
2.85%	26,641	-	-	-	-	-	-	-
2.90%	7,420	-	-	-	-	-	-	-
2.95%	25,002	-	-	-	-	-	-	-
3.00%	2,196	-	-	-	-	-	-	-
3.05%	5,235	-	-	-	-	-	-	-
3.10%	753	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,278	-	-	-	-	-	-	-
3.30%	59	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$19,064,293	$93,297	$1,462,444	$2,943	$17,139	$312,633	$792,288	$480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.40%	$-	$98	$-	$165	$-	$52	$-	$124
0.65%	-	23	-	170	-	1,296	-	5,736
0.75%	-	133	-	777	-	4,390	571	17,661
0.80%	1,094	-	2,365	-	78	-	112	36
0.85%	-	933	-	133	-	8,841	743	39,849
0.95%	-	200	-	124	-	157	-	-
1.05%	-	454	-	22	-	311	-	-
1.10%	-	7,694	-	7,320	-	31,568	1,669	978,188
1.15%	-	42,630	-	28,120	-	259,107	65,586	1,674,800
1.20%	-	-	-	121	-	3,590	-	21,436
1.25%	-	4,069	-	7,706	-	18,074	5,754	212,434
1.30%	210,446	31,590	611,656	59,854	25,129	61,725	28,367	4,991,739
1.35%	-	12,641	-	9,664	-	53,428	10,822	317,072
1.40%	124,669	1,728	347,023	2,974	3,591	33,503	2,375	51,947
1.45%	-	17,563	-	1,130	-	29,752	3,656	152,672
1.50%	-	25,038	-	18,585	-	52,925	19,281	1,266,700
1.55%	-	39,385	-	30,092	-	255,567	33,512	1,064,010
1.60%	-	9,697	-	3,154	-	15,122	14,850	99,617
1.65%	-	9,904	-	12,304	-	74,355	10,187	284,633
1.70%	-	2,947	-	321	-	40,356	3,017	62,070
1.75%	-	81,101	-	75,099	-	750,682	54,329	3,971,945
1.80%	-	7,268	-	6,377	-	66,187	11,229	176,264
1.85%	-	9,814	-	6,354	-	40,151	1,248	586,026
1.90%	-	7,892	-	1,254	-	13,885	71	175,839
1.95%	-	11,864	-	28,472	-	96,336	22,500	832,533
2.00%	-	18,251	-	10,797	-	141,225	17,569	423,365
2.05%	-	3,326	-	4,248	-	27,591	1,318	159,656
2.10%	-	8,783	-	6,810	-	54,629	38,282	192,048
2.15%	-	1,936	-	3,547	-	158,875	590	262,233
2.20%	-	4,737	-	13,027	-	32,568	13,739	399,010
2.25%	-	1,742	-	446	-	64,801	65	341,746
2.30%	-	7,855	-	7,619	-	14,971	652	207,686
2.35%	-	9,862	-	3,606	-	275,531	1,860	1,365,545
2.40%	-	1,543	-	2,485	-	47,788	-	158,167
2.45%	-	81	-	1,863	-	18,856	203	173,696
2.50%	-	2,620	-	1,356	-	5,276	-	2,093,326
2.55%	-	3,991	-	2,091	-	25,466	3,187	89,835
2.60%	-	439	-	-	-	8,165	48,254	82,757
2.65%	-	95	-	1,514	-	577	141	4,130
2.70%	-	-	-	-	-	6,361	-	198,540
2.75%	-	444	-	30	-	1,704	-	11,920
2.80%	-	-	-	435	-	1,291	-	-
2.85%	-	-	-	-	-	349	-	32,543
2.90%	-	-	-	-	-	1,859	-	-
2.95%	-	-	-	-	-	577	-	4,626
3.00%	-	-	-	-	-	-	-	571
3.05%	-	-	-	-	-	248	-	8,567
3.10%	-	-	-	-	-	-	-	1,001
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	43	-	-
3.25%	-	-	-	-	-	-	-	77
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$336,209	$390,371	$961,044	$360,166	$28,798	$2,800,111	$415,739	$23,194,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.40%	$ 1,503	$ -	$ 2,896	$-	$ 477	$ -	$119	$ 25
0.65%	14,462	3,317	7,328	-	2,964	-	1,488	11
0.75%	23,787	14,938	53,636	14,340	13,386	-	5,343	920
0.80%	85	20	11	104	-	101	-	841
0.85%	73,679	9,638	41,330	2,536	28,662	-	8,922	564
0.95%	-	-	-	-	-	-	1,692	227
1.05%	-	-	-	-	-	-	2,555	682
1.10%	963,162	383,626	1,333,656	107,384	425,619	-	36,903	11,457
1.15%	3,508,105	848,973	3,338,080	804,338	1,014,379	-	187,933	52,965
1.20%	9,890	13,326	25,885	-	2,639	-	3,037	-
1.25%	275,394	113,114	269,276	37,512	97,146	-	21,514	9,811
1.30%	7,006,195	1,887,206	6,670,928	110,311	1,981,443	26,751	45,986	128,990
1.35%	908,228	165,090	876,849	195,205	234,821	-	36,171	15,079
1.40%	14,698	64,961	103,583	32,266	37,074	14,349	29,903	18,869
1.45%	211,718	153,265	267,328	80,915	105,698	-	33,157	13,963
1.50%	1,983,890	474,598	1,805,537	127,896	502,174	-	43,575	47,488
1.55%	1,812,757	824,544	1,964,723	692,136	815,180	-	178,306	67,599
1.60%	44,300	54,200	98,518	35,373	53,791	-	22,863	13,245
1.65%	429,729	234,138	559,395	199,785	190,263	-	56,632	26,393
1.70%	157,522	11,864	114,222	36,911	38,376	-	37,452	3,835
1.75%	10,242,440	2,483,119	8,421,742	1,546,104	2,108,815	-	542,428	155,501
1.80%	275,760	256,709	395,060	138,689	257,208	-	61,201	15,661
1.85%	958,908	349,773	792,830	80,054	361,629	-	28,391	32,264
1.90%	354,549	42,964	158,476	38,430	81,631	-	3,895	2,214
1.95%	2,240,879	416,862	1,489,967	247,033	369,471	-	65,014	34,160
2.00%	554,983	435,617	746,207	321,970	261,066	-	108,028	12,625
2.05%	317,342	53,931	219,592	103,610	49,414	-	22,374	4,643
2.10%	554,010	292,374	417,466	95,692	124,678	-	33,421	7,666
2.15%	425,218	61,726	265,196	327,661	82,844	-	101,074	5,592
2.20%	602,923	210,592	641,720	84,464	165,763	-	22,086	15,043
2.25%	56,825	26,672	54,902	41,972	60,145	-	81,261	1,810
2.30%	361,869	107,244	275,451	107,934	118,855	-	6,129	12,145
2.35%	459,247	91,802	167,922	236,217	72,540	-	288,834	7,748
2.40%	114,782	18,918	57,054	52,062	30,381	-	30,869	473
2.45%	135,955	32,121	56,586	19,313	32,859	-	21,320	202
2.50%	226,025	72,279	130,787	38,111	143,629	-	5,374	3,496
2.55%	154,168	19,368	54,308	2,140	4,813	-	17,480	99
2.60%	734	11,719	11,634	6,022	23,710	-	8,009	540
2.65%	11,570	5,053	13,081	8,170	12,350	-	405	193
2.70%	14,324	5,027	26,074	3,777	40,346	-	5,119	1,841
2.75%	-	21,485	20,416	-	6,382	-	2,028	-
2.80%	173	6,049	169	1,802	791	-	1,422	-
2.85%	8,420	5,100	12,841	-	9,915	-	285	-
2.90%	-	-	-	2,788	4,489	-	1,405	-
2.95%	3,970	-	5,425	-	25,551	-	317	-
3.00%	1,263	-	-	-	-	-	-	-
3.05%	-	3,268	5,630	3,181	-	-	286	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	68	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	1,498	-	-	-	-	-

	$ 35,515,441	$ 10,286,590	$ 31,975,215	$5,984,276	$ 9,993,367	$ 41,201	$2,212,006	$ 726,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2

0.40%	$-	$-	$ 136	$-	$ 83	$-	$-	$ 1,330
0.65%	-	1,169	2,191	-	393	30	-	2,934
0.75%	-	2,194	8,920	-	671	368	1,107	12,229
0.80%	23,781	-	3,722	5,138	-	202	4,562	101
0.85%	-	7,090	12,634	-	122	1,968	1,872	32,402
0.95%	-	1,996	13,483	-	-	551	940	-
1.05%	-	3,124	12,104	-	4	1,230	1,841	771
1.10%	-	29,915	52,423	-	1,056	26,984	9,603	244,364
1.15%	-	269,194	635,074	-	18,023	39,450	265,992	689,079
1.20%	-	3,691	5,337	-	18	106	8,717	344
1.25%	-	18,942	62,697	-	1,139	1,673	46,883	68,954
1.30%	1,196,157	18,712	1,066,509	331,150	63,894	41,381	107,565	3,117,179
1.35%	-	60,458	158,686	-	3,868	6,633	76,473	132,504
1.40%	422,250	33,433	485,200	109,641	8,742	5,963	75,819	20,954
1.45%	-	28,383	97,126	-	2,129	7,129	36,543	17,242
1.50%	-	38,955	108,961	-	15,247	9,817	155,888	700,673
1.55%	-	287,318	535,763	-	11,752	25,777	210,417	304,432
1.60%	-	7,526	66,190	-	3,694	2,155	52,527	31,373
1.65%	-	75,697	141,274	-	5,682	7,172	207,992	108,175
1.70%	-	44,404	67,481	-	1,026	1,318	61,148	11,479
1.75%	-	749,667	1,080,168	-	79,917	38,467	905,666	1,603,750
1.80%	-	67,330	132,915	-	1,236	5,736	66,459	71,768
1.85%	-	26,826	67,430	-	15,545	6,715	75,937	181,835
1.90%	-	7,759	18,396	-	1,661	870	63,269	79,479
1.95%	-	82,769	170,234	-	12,376	9,026	254,082	340,713
2.00%	-	128,737	209,210	-	5,981	12,441	164,679	137,890
2.05%	-	25,793	36,970	-	3,031	2,495	185,609	81,657
2.10%	-	43,708	58,826	-	4,887	1,819	161,813	78,231
2.15%	-	163,023	185,954	-	2,319	994	382,587	123,922
2.20%	-	27,288	70,200	-	2,632	4,969	38,234	193,010
2.25%	-	61,702	97,795	-	1,555	1,335	179,090	73,348
2.30%	-	9,101	25,535	-	6,108	2,030	110,931	87,776
2.35%	-	270,529	408,998	-	3,390	7,142	341,527	300,377
2.40%	-	49,223	60,686	-	-	90	54,397	20,215
2.45%	-	18,046	25,534	-	22	1,335	28,738	14,342
2.50%	-	4,911	24,475	-	333	993	45,981	183,570
2.55%	-	19,200	27,168	-	6,374	74	70,328	12,344
2.60%	-	9,397	14,582	-	-	87	14,984	29,214
2.65%	-	581	6,479	-	23	-	6,234	6,740
2.70%	-	7,743	9,580	-	-	-	7,532	20,797
2.75%	-	2,092	6,830	-	-	149	624	2,200
2.80%	-	1,284	2,070	-	592	-	16,829	2,529
2.85%	-	385	386	-	-	-	2,670	5,120
2.90%	-	1,845	2,136	-	-	-	3,282	10,654
2.95%	-	584	708	-	-	-	38	4,523
3.00%	-	-	-	-	-	-	8,964	-
3.05%	-	242	318	-	-	-	6,323	8,391
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	42	-	-	-	-	239
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,642,188	$2,712,009	$ 6,279,536	$445,929	$ 285,525	$276,674	$4,522,696	$ 9,171,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3

0.40%	$ 1,108	$ -	$ 2,622	$ -	$ 2,844	$260	$ 1,024	$ -
0.65%	18,035	3,943	20,376	2,637	8,909	103	1,363	-
0.75%	42,755	22,129	43,460	7,036	13,331	1,634	22,083	-
0.80%	144	250	5,045	9,315	2,310	2,182	11,289	1,354
0.85%	52,844	12,704	38,841	6,449	21,840	4,566	11,024	-
0.95%	-	705	7,186	7,499	3,959	1,424	7,122	-
1.05%	-	1,639	6,436	11,082	877	2,093	3,339	-
1.10%	307,690	206,750	853,319	199,142	228,315	6,393	64,535	-
1.15%	1,507,751	940,610	4,734,587	2,618,337	1,376,669	152,192	1,068,647	-
1.20%	1,594	10,944	24,909	44,624	4,875	1,567	9,336	-
1.25%	56,611	68,229	405,159	219,742	142,184	22,832	121,769	-
1.30%	4,604,411	1,853,304	4,701,066	310,761	1,663,618	417,019	2,083,733	307,554
1.35%	318,015	164,383	933,214	554,208	305,754	46,141	239,922	-
1.40%	8,349	151,265	845,012	343,885	206,581	110,953	910,444	144,448
1.45%	131,543	116,046	376,496	243,539	190,025	47,301	143,113	-
1.50%	985,245	482,711	1,310,020	327,755	411,756	41,689	341,523	-
1.55%	691,247	676,385	3,035,161	2,146,960	874,938	125,438	899,142	-
1.60%	26,884	77,461	314,104	107,196	103,682	28,154	179,853	-
1.65%	245,906	184,452	964,182	723,719	309,237	24,579	202,312	-
1.70%	32,292	22,045	287,571	226,274	67,953	13,326	60,753	-
1.75%	4,670,174	2,001,252	9,319,325	5,641,377	2,360,154	186,427	1,388,339	-
1.80%	93,196	288,022	673,755	374,299	233,906	34,549	263,600	-
1.85%	537,184	301,770	682,667	259,778	211,031	32,474	217,587	-
1.90%	11,866	47,561	355,274	280,083	153,580	5,841	39,883	-
1.95%	991,423	214,932	1,380,988	976,135	335,707	44,997	238,707	-
2.00%	173,862	417,791	1,074,450	649,054	409,285	24,667	252,198	-
2.05%	75,633	53,013	431,555	359,437	98,689	15,691	93,405	-
2.10%	228,109	107,662	521,472	401,596	119,038	24,835	107,941	-
2.15%	107,780	90,311	1,417,483	1,478,802	300,820	13,095	88,790	-
2.20%	249,884	232,708	366,474	181,994	177,412	25,853	171,752	-
2.25%	13,131	26,228	530,524	193,827	441,632	8,244	59,126	-
2.30%	84,792	90,780	282,413	236,522	98,157	8,796	62,246	-
2.35%	64,798	83,220	1,736,713	884,062	1,121,954	16,222	161,325	-
2.40%	12,008	19,041	323,766	232,486	207,003	4,785	27,984	-
2.45%	26,719	14,775	102,946	62,814	56,641	3,642	37,218	-
2.50%	21,593	55,487	684,537	131,994	446,047	6,910	51,834	-
2.55%	24,531	28,163	126,555	94,446	83,720	3,834	18,794	-
2.60%	-	16,446	55,448	37,840	15,751	116	9,086	-
2.65%	420	8,797	11,216	11,582	4,468	866	2,820	-
2.70%	-	3,155	63,590	34,446	30,852	54	3,520	-
2.75%	-	10,267	14,408	6,882	3,804	380	4,287	-
2.80%	-	8,498	6,636	9,920	4,179	1,244	986	-
2.85%	-	-	13,082	8,264	6,382	-	938	-
2.90%	-	-	12,202	16,374	6,756	-	684	-
2.95%	-	-	6,485	2,627	9,157	23	225	-
3.00%	3,621	-	3,099	32,634	16,520	-	-	-
3.05%	-	-	928	2,320	1,080	274	296	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	864	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	2,746	-	-	24	-
3.40%	-	-	-	-	-	-	-	-

	$ 16,423,148	$ 9,115,834	$ 39,107,621	$ 20,714,501	$ 12,893,382	$1,513,665	$ 9,685,921	$ 453,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$21	$-	$-	$121	$-	$76	$-	$49
0.65%	1,208	-	-	171	-	742	-	244
0.75%	3,307	-	-	2,419	-	4,084	-	3,687
0.80%	-	-	148	-	1,207	-	338	32
0.85%	6,272	-	-	642	-	3,005	-	292
0.95%	598	185	-	2,314	-	2,766	-	912
1.05%	1,697	-	-	1,277	-	2,368	-	28
1.10%	31,285	-	-	20,786	-	17,102	-	9,442
1.15%	269,351	1,326	-	125,334	-	200,734	-	75,010
1.20%	3,892	-	-	1,165	-	3,502	-	1,420
1.25%	20,310	298	-	7,845	-	30,790	-	18,131
1.30%	53,640	-	47,664	75,006	105,241	46,328	31,057	69,537
1.35%	64,673	-	-	24,347	-	50,268	-	18,218
1.40%	32,089	182	22,249	5,326	26,918	19,324	11,470	7,443
1.45%	39,365	143	-	12,447	-	31,164	-	10,960
1.50%	51,957	782	-	34,721	-	64,058	-	50,594
1.55%	283,598	1,837	-	94,830	-	232,273	-	90,451
1.60%	9,045	202	-	6,440	-	21,077	-	13,143
1.65%	75,702	-	-	20,305	-	56,014	-	15,645
1.70%	42,369	66	-	13,251	-	31,099	-	17,819
1.75%	781,494	80	-	211,275	-	406,678	-	105,645
1.80%	66,544	496	-	15,865	-	57,944	-	32,364
1.85%	38,522	431	-	20,018	-	34,552	-	18,759
1.90%	6,808	-	-	9,942	-	8,849	-	1,746
1.95%	96,736	182	-	44,830	-	63,137	-	28,769
2.00%	134,888	-	-	24,101	-	91,016	-	24,433
2.05%	25,690	1,538	-	11,622	-	22,119	-	18,137
2.10%	47,314	259	-	14,808	-	35,372	-	16,222
2.15%	170,792	-	-	9,389	-	85,918	-	7,626
2.20%	31,407	-	-	15,312	-	35,243	-	7,660
2.25%	53,489	-	-	5,098	-	32,588	-	3,704
2.30%	10,081	-	-	14,819	-	12,492	-	20,408
2.35%	247,782	-	-	21,151	-	123,701	-	5,077
2.40%	51,475	-	-	2,604	-	28,644	-	3,270
2.45%	19,235	-	-	4,563	-	10,986	-	15,915
2.50%	4,896	-	-	13,268	-	5,557	-	10,699
2.55%	20,639	-	-	1,465	-	9,262	-	493
2.60%	6,579	-	-	1,619	-	3,665	-	644
2.65%	1,056	-	-	1,523	-	375	-	4,902
2.70%	7,434	-	-	433	-	2,955	-	202
2.75%	1,921	-	-	538	-	873	-	28
2.80%	1,460	-	-	1,254	-	3,600	-	37
2.85%	361	-	-	-	-	130	-	-
2.90%	1,900	-	-	405	-	841	-	-
2.95%	625	-	-	-	-	272	-	20
3.00%	-	-	-	-	-	-	-	-
3.05%	220	-	-	-	-	100	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	59	-	-	-	-	21	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	41	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,819,786	$8,007	$70,061	$894,690	$133,366	$1,893,664	$42,865	$729,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$-	$22	$23	$-	$4	$-	$42	$-
0.65%	-	613	1,002	-	12	-	72	-
0.75%	-	1,743	3,653	-	87	-	1,650	-
0.80%	6,219	-	1,366	725	-	1,947	-	5,512
0.85%	-	3,696	4,147	-	115	-	431	-
0.95%	-	4,103	43	-	192	-	1,477	-
1.05%	-	1,371	16	-	-	-	211	-
1.10%	-	26,467	26,524	-	1,806	-	1,818	-
1.15%	-	225,965	178,639	-	34,961	-	55,105	-
1.20%	-	2,730	2,274	-	-	-	183	-
1.25%	-	26,580	14,858	-	6,656	-	18,582	-
1.30%	1,999,052	59,220	1,576,183	66,138	16,527	311,492	17,988	661,112
1.35%	-	60,967	45,419	-	6,825	-	16,194	-
1.40%	408,639	21,552	484,132	15,876	2,678	119,337	3,556	307,175
1.45%	-	32,651	22,160	-	9,425	-	19,929	-
1.50%	-	52,239	33,966	-	14,344	-	16,109	-
1.55%	-	228,899	192,530	-	40,673	-	44,937	-
1.60%	-	13,661	9,748	-	9,153	-	11,110	-
1.65%	-	70,065	52,479	-	7,674	-	11,891	-
1.70%	-	35,518	27,848	-	5,755	-	5,198	-
1.75%	-	504,705	513,999	-	43,584	-	40,138	-
1.80%	-	53,997	44,649	-	8,923	-	12,132	-
1.85%	-	34,891	19,195	-	15,447	-	9,622	-
1.90%	-	11,644	4,859	-	2,176	-	1,802	-
1.95%	-	73,063	64,520	-	12,594	-	9,798	-
2.00%	-	89,328	90,590	-	18,309	-	10,468	-
2.05%	-	26,688	18,752	-	9,797	-	3,142	-
2.10%	-	35,263	34,334	-	12,038	-	6,248	-
2.15%	-	103,222	115,556	-	3,830	-	2,497	-
2.20%	-	24,768	22,250	-	16,275	-	3,978	-
2.25%	-	34,050	40,973	-	1,348	-	1,127	-
2.30%	-	18,445	8,227	-	2,343	-	3,213	-
2.35%	-	157,098	182,768	-	5,474	-	2,700	-
2.40%	-	33,273	34,169	-	659	-	512	-
2.45%	-	23,187	12,351	-	945	-	802	-
2.50%	-	8,814	7,929	-	2,618	-	1,229	-
2.55%	-	10,643	14,832	-	342	-	129	-
2.60%	-	8,149	5,176	-	219	-	211	-
2.65%	-	3,333	319	-	299	-	10	-
2.70%	-	4,047	5,124	-	-	-	304	-
2.75%	-	1,750	1,174	-	-	-	-	-
2.80%	-	1,073	785	-	10,553	-	84	-
2.85%	-	175	232	-	-	-	-	-
2.90%	-	1,015	1,329	-	-	-	26	-
2.95%	-	330	440	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	113	161	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	27	38	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,413,910	$2,131,153	$3,921,741	$82,739	$324,660	$432,776	$336,655	$973,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1

0.40%	$11	$ 409	$171	$-	$ 1	$ 302	$ -	$-
0.65%	4	357	129	-	302	1,519	332	-
0.75%	417	5,573	4,147	-	965	4,360	2,681	-
0.80%	-	300	109	10,386	-	-	51	5,468
0.85%	1,288	2,928	1,588	-	1,027	7,529	1,998	-
0.95%	4,310	5,322	1,125	-	3,434	-	43	-
1.05%	2,423	3,545	654	-	4,697	10	622	-
1.10%	7,558	26,508	26,854	-	28,599	53,861	29,079	-
1.15%	120,147	224,132	137,130	-	578,331	363,827	197,934	-
1.20%	479	601	747	-	6,580	3,724	1,845	-
1.25%	28,427	30,237	5,917	-	146,450	22,184	27,801	-
1.30%	26,950	416,384	99,708	3,214,338	61,995	303,383	217,719	614,051
1.35%	56,070	67,419	25,478	-	247,688	78,635	43,270	-
1.40%	7,710	62,587	22,385	1,355,578	46,870	36,031	28,536	275,386
1.45%	28,368	58,007	22,212	-	122,586	35,390	22,993	-
1.50%	33,498	127,976	58,749	-	146,348	113,337	114,971	-
1.55%	79,898	210,840	109,261	-	577,574	334,322	210,888	-
1.60%	9,790	28,239	29,606	-	57,433	12,571	27,490	-
1.65%	19,209	49,552	20,738	-	135,029	96,483	46,294	-
1.70%	19,330	12,691	16,362	-	63,857	44,359	43,140	-
1.75%	77,185	459,575	252,772	-	479,937	1,037,554	497,775	-
1.80%	14,410	50,814	29,286	-	171,709	79,109	55,242	-
1.85%	9,348	81,146	29,578	-	116,991	68,166	54,402	-
1.90%	8,742	19,085	12,830	-	24,270	8,017	7,680	-
1.95%	13,224	112,458	39,650	-	100,145	170,377	78,843	-
2.00%	13,433	62,795	30,729	-	110,396	155,039	78,299	-
2.05%	2,364	35,439	12,900	-	42,503	31,636	17,279	-
2.10%	6,270	36,270	28,383	-	67,936	71,119	27,590	-
2.15%	6,782	18,526	17,956	-	102,991	179,301	69,121	-
2.20%	5,887	42,377	21,219	-	52,780	57,030	45,333	-
2.25%	1,561	19,704	17,337	-	24,725	55,069	12,992	-
2.30%	7,019	34,505	12,905	-	32,569	20,554	17,272	-
2.35%	3,203	79,953	44,861	-	53,318	260,125	73,316	-
2.40%	730	5,899	11,736	-	30,319	53,371	20,018	-
2.45%	212	21,203	9,250	-	7,947	24,150	8,818	-
2.50%	1,112	46,443	55,786	-	14,739	6,439	14,692	-
2.55%	1,246	7,354	5,638	-	3,452	20,667	7,225	-
2.60%	160	5,861	8,133	-	5,458	6,730	2,042	-
2.65%	31	2,119	3,262	-	1,759	1,225	1,447	-
2.70%	93	744	2,542	-	836	7,967	3,080	-
2.75%	-	592	2,642	-	146	1,845	786	-
2.80%	243	2,249	684	-	1,037	1,217	601	-
2.85%	353	1,787	707	-	161	373	120	-
2.90%	178	-	598	-	-	1,943	532	-
2.95%	182	290	255	-	203	662	314	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	220	39	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	59	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	58	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$619,855	$ 2,480,795	$1,234,767	$4,580,302	$ 3,676,093	$ 3,831,791	$ 2,112,566	$894,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVRE2	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB

0.40%	$-	$-	$-	$-	$361	$-	$100	$-
0.65%	66	-	-	-	-	-	451	-
0.75%	1,493	-	-	-	-	-	1,252	-
0.80%	-	-	-	-	-	-	207	1,473
0.85%	4,264	-	-	-	-	-	755	-
0.95%	6,361	-	-	-	-	2,201	1,265	-
1.05%	1,821	-	-	-	-	1,846	1,262	-
1.10%	6,151	-	-	-	-	504	13,146	-
1.15%	219,543	-	-	-	-	11,818	68,022	-
1.20%	513	-	-	-	-	652	609	-
1.25%	31,432	-	-	-	-	12,927	13,407	-
1.30%	29,344	-	-	-	-	1,916	155,777	330,703
1.35%	50,497	-	-	-	-	93	22,857	-
1.40%	10,270	-	-	-	-	254	16,991	134,482
1.45%	39,776	-	-	-	-	6,492	9,934	-
1.50%	64,851	34	67	34	-	9,872	57,217	-
1.55%	184,686	-	-	-	-	13,274	70,995	-
1.60%	34,052	-	-	-	-	2,520	12,842	-
1.65%	27,159	5	-	-	-	356	32,301	-
1.70%	14,617	-	-	-	-	2,962	14,328	-
1.75%	103,208	106	2	3	-	7,057	150,823	-
1.80%	46,609	-	-	-	-	9,855	27,079	-
1.85%	21,337	-	-	-	-	1,037	31,365	-
1.90%	8,340	-	-	-	-	1,960	2,840	-
1.95%	29,438	-	-	-	-	1,081	48,138	-
2.00%	28,037	-	-	-	-	-	28,018	-
2.05%	7,758	-	-	-	-	3,187	6,271	-
2.10%	25,144	-	-	-	-	853	19,455	-
2.15%	7,082	-	-	-	-	1,734	10,096	-
2.20%	24,303	-	-	-	-	333	21,128	-
2.25%	3,185	-	-	-	-	414	4,247	-
2.30%	8,614	-	-	-	-	328	14,511	-
2.35%	2,930	-	-	-	-	-	14,545	-
2.40%	1,262	-	-	-	-	-	1,981	-
2.45%	1,419	-	-	-	-	-	5,543	-
2.50%	3	-	-	-	-	-	10,344	-
2.55%	1,938	-	-	-	-	-	2,174	-
2.60%	-	-	-	-	-	-	619	-
2.65%	247	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	459	-
2.75%	71	-	-	-	-	-	610	-
2.80%	1,929	-	-	-	-	-	72	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,049,750	$145	$69	$37	$361	$95,526	$894,036	$466,658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$653	$-	$-	$-	$344
0.65%	-	-	-	1,319	-	-	-	203
0.75%	-	-	-	10,147	-	-	-	3,501
0.80%	-	491	-	1,466	-	-	1,183	-
0.85%	-	-	-	13,820	-	-	-	2,387
0.95%	-	-	3,227	15,056	-	-	-	1,287
1.05%	-	-	3,911	7,807	-	-	-	1,487
1.10%	-	-	-	41,786	-	-	-	21,949
1.15%	-	-	11,367	417,001	-	-	-	120,230
1.20%	-	-	-	2,208	-	-	-	393
1.25%	-	-	6,376	90,001	-	-	-	17,384
1.30%	1,066	145,020	-	724,400	85	2	74,169	141,913
1.35%	-	-	381	104,005	-	-	-	39,477
1.40%	83	50,920	2,570	140,025	100	-	20,586	10,262
1.45%	-	-	2,175	67,987	-	-	-	18,642
1.50%	-	-	2,340	168,996	-	-	-	50,068
1.55%	-	-	15,787	407,389	-	-	-	121,781
1.60%	-	-	430	74,650	-	-	-	18,011
1.65%	-	-	133	138,585	-	-	-	29,401
1.70%	-	-	75	28,990	-	-	-	8,193
1.75%	-	-	2,759	734,946	-	-	-	253,991
1.80%	-	-	2,394	136,095	-	-	-	31,111
1.85%	-	-	3,722	118,288	-	-	-	37,725
1.90%	-	-	1,750	12,766	-	-	-	6,058
1.95%	-	-	91	204,525	-	-	-	67,980
2.00%	-	-	-	77,413	-	-	-	24,072
2.05%	-	-	1,526	42,826	-	-	-	8,124
2.10%	-	-	139	80,138	-	-	-	21,825
2.15%	-	-	53	30,330	-	-	-	19,433
2.20%	-	-	340	90,965	-	-	-	21,365
2.25%	-	-	-	23,053	-	-	-	3,646
2.30%	-	-	-	41,860	-	-	-	11,244
2.35%	-	-	-	51,930	-	-	-	17,495
2.40%	-	-	84	14,266	-	-	-	4,939
2.45%	-	-	-	21,014	-	-	-	4,089
2.50%	-	-	-	41,295	-	-	-	22,018
2.55%	-	-	-	6,657	-	-	-	1,757
2.60%	-	-	-	7,123	-	-	-	1,873
2.65%	-	-	-	110	-	-	-	1,419
2.70%	-	-	-	1,679	-	-	-	2,371
2.75%	-	-	-	1,906	-	-	-	-
2.80%	-	-	-	330	-	-	-	303
2.85%	-	-	-	593	-	-	-	592
2.90%	-	-	-	71	-	-	-	-
2.95%	-	-	-	503	-	-	-	230
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	273	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	85	-	-	-	50
3.40%	-	-	-	-	-	-	-	-

	$1,149	$196,431	$61,630	$4,197,331	$185	$2	$95,938	$1,170,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S

0.40%	$-	$-	$232	$-	$304	$-	$-	$-
0.65%	-	-	161	-	344	-	-	-
0.75%	-	-	2,984	-	3,911	-	-	-
0.80%	-	-	569	2,992	-	-	407	-
0.85%	-	-	5,217	-	4,765	-	-	-
0.95%	-	-	2,728	-	4,794	308	-	141
1.05%	-	-	5,557	-	6,638	24	-	-
1.10%	-	-	8,615	-	11,391	-	-	-
1.15%	-	-	137,910	-	162,881	6,822	-	3,792
1.20%	-	-	1,092	-	-	-	-	10
1.25%	-	-	15,748	-	18,623	1,244	-	2,551
1.30%	-	67	188,133	366,453	226,752	-	125,576	-
1.35%	-	-	38,591	-	49,306	-	-	-
1.40%	-	-	40,798	122,881	9,598	173	50,602	180
1.45%	-	-	35,427	-	41,742	12	-	595
1.50%	-	-	64,955	-	96,408	339	-	1,105
1.55%	29	-	121,773	-	118,675	6,949	-	6,707
1.60%	-	-	17,175	-	27,846	-	-	1,396
1.65%	-	-	20,907	-	45,087	-	-	154
1.70%	-	-	9,988	-	19,108	540	-	463
1.75%	-	-	224,876	-	273,592	2,280	-	348
1.80%	-	-	56,514	-	33,590	1,288	-	604
1.85%	-	-	25,262	-	62,447	113	-	1,564
1.90%	-	-	6,269	-	14,932	-	-	579
1.95%	-	-	43,644	-	82,064	556	-	308
2.00%	-	-	43,302	-	43,793	5	-	-
2.05%	-	-	11,340	-	24,589	39	-	1,709
2.10%	-	-	18,848	-	40,111	202	-	-
2.15%	-	-	32,803	-	13,658	-	-	-
2.20%	-	-	19,590	-	25,850	-	-	-
2.25%	-	-	4,610	-	3,518	97	-	283
2.30%	-	-	6,666	-	25,287	-	-	-
2.35%	-	-	34,861	-	19,144	-	-	-
2.40%	-	-	9,119	-	1,969	-	-	38
2.45%	-	-	3,749	-	6,810	-	-	-
2.50%	-	-	4,351	-	11,313	-	-	-
2.55%	-	-	7,782	-	10,512	-	-	-
2.60%	-	-	2,038	-	3,423	-	-	-
2.65%	-	-	861	-	1,310	-	-	-
2.70%	-	-	1,124	-	632	-	-	-
2.75%	-	-	278	-	1,152	-	-	-
2.80%	-	-	990	-	2,606	-	-	-
2.85%	-	-	66	-	-	-	-	-
2.90%	-	-	251	-	-	-	-	-
2.95%	-	-	79	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	25	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	10	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$29	$67	$1,277,868	$492,326	$1,550,475	$20,991	$176,585	$22,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2

0.40%	$-	$ -	$-	$-	$-	$-	$ -	$ 376
0.65%	-	-	-	-	-	-	66	353
0.75%	-	-	-	-	-	-	2,373	1,307
0.80%	151	-	5,248	-	1,516	1,039	1,633	-
0.85%	-	-	-	-	-	-	6,663	1,779
0.95%	-	2,736	-	-	-	-	1,530	545
1.05%	-	1,665	-	-	-	-	3,134	808
1.10%	-	2,081	-	283	-	-	8,176	33,811
1.15%	-	93,097	-	23,902	-	-	151,451	369,908
1.20%	-	6,610	-	5,404	-	-	709	3,475
1.25%	-	36,814	-	11,303	-	-	13,602	65,710
1.30%	102,434	294	3,148,170	-	447,940	1,558,296	210,003	265,471
1.35%	-	33,559	-	8,843	-	-	46,613	94,849
1.40%	47,510	8,140	1,321,584	3,839	259,992	341,600	51,727	15,653
1.45%	-	21,708	-	2,401	-	-	26,158	60,852
1.50%	-	26,206	-	5,090	-	-	32,915	130,687
1.55%	-	92,515	-	23,771	-	-	157,392	284,409
1.60%	-	7,752	-	2,616	-	-	17,516	55,220
1.65%	-	28,397	-	6,265	-	-	30,901	62,758
1.70%	-	23,539	-	886	-	-	8,032	26,350
1.75%	-	79,794	-	13,513	-	-	124,271	486,967
1.80%	-	56,090	-	5,527	-	-	31,534	85,397
1.85%	-	8,977	-	3,180	-	-	22,413	79,425
1.90%	-	3,993	-	2,053	-	-	2,318	16,454
1.95%	-	8,509	-	4,970	-	-	35,663	115,622
2.00%	-	18,457	-	2,197	-	-	30,404	86,194
2.05%	-	5,830	-	2,038	-	-	9,769	36,750
2.10%	-	8,143	-	879	-	-	112,732	38,611
2.15%	-	13,560	-	4,138	-	-	13,407	48,016
2.20%	-	8,407	-	790	-	-	56,686	47,824
2.25%	-	3,872	-	1,150	-	-	914	14,316
2.30%	-	7,284	-	365	-	-	8,582	25,161
2.35%	-	7,036	-	687	-	-	1,516	47,285
2.40%	-	3,386	-	504	-	-	2,018	4,965
2.45%	-	723	-	109	-	-	3,226	9,860
2.50%	-	131	-	116	-	-	410	13,826
2.55%	-	3	-	43	-	-	1	1,677
2.60%	-	5,366	-	515	-	-	-	808
2.65%	-	-	-	221	-	-	568	182
2.70%	-	-	-	-	-	-	-	2,603
2.75%	-	-	-	-	-	-	15	317
2.80%	-	-	-	-	-	-	1,205	616
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	70
2.95%	-	-	-	-	-	-	-	474
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	59
3.40%	-	-	-	-	-	-	-	-

	$150,095	$ 624,674	$4,475,002	$137,598	$709,448	$1,900,935	$ 1,228,246	$ 2,637,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$502
0.65%	-	-	-	-	-	-	-	203
0.75%	-	-	-	-	-	-	-	1,784
0.80%	508	-	313	-	1,240	-	8,035	-
0.85%	-	-	-	-	-	-	-	4,094
0.95%	-	-	-	-	-	-	-	288
1.05%	-	-	-	-	-	-	-	2,467
1.10%	-	66,888	-	182,370	-	1,215	-	15,853
1.15%	-	226,122	-	799,201	-	30,139	-	166,570
1.20%	-	1,047	-	2,701	-	79	-	5,497
1.25%	-	14,369	-	41,619	-	16,198	-	27,588
1.30%	51,639	331,937	120,923	1,347,488	92,264	9,419	3,618,967	180,919
1.35%	-	57,183	-	169,260	-	31,109	-	46,603
1.40%	21,327	18,869	9,569	19,658	9,617	41	892,006	8,844
1.45%	-	52,086	-	92,278	-	9,908	-	32,907
1.50%	-	86,040	-	280,945	-	27,220	-	86,507
1.55%	-	142,452	-	476,694	-	44,627	-	165,759
1.60%	-	20,559	-	24,337	-	3,270	-	22,228
1.65%	-	39,594	-	95,925	-	9,025	-	43,216
1.70%	-	13,847	-	12,779	-	12,352	-	22,229
1.75%	-	431,157	-	1,397,603	-	105,819	-	251,046
1.80%	-	25,183	-	43,220	-	8,698	-	49,229
1.85%	-	40,178	-	159,999	-	7,831	-	81,415
1.90%	-	5,569	-	10,515	-	4,346	-	9,760
1.95%	-	63,042	-	242,936	-	19,576	-	68,772
2.00%	-	70,305	-	155,413	-	7,384	-	52,394
2.05%	-	12,163	-	36,356	-	9,446	-	22,657
2.10%	-	50,246	-	52,805	-	5,507	-	30,642
2.15%	-	51,769	-	110,909	-	41,357	-	20,536
2.20%	-	37,487	-	105,131	-	3,705	-	61,960
2.25%	-	14,105	-	4,504	-	915	-	5,636
2.30%	-	9,259	-	37,039	-	20,575	-	15,082
2.35%	-	13,690	-	51,461	-	13,785	-	10,722
2.40%	-	4,811	-	17,862	-	6,112	-	6,368
2.45%	-	4,787	-	10,199	-	3,223	-	10,122
2.50%	-	6,349	-	10,145	-	771	-	6,683
2.55%	-	7,903	-	10,694	-	203	-	6,205
2.60%	-	5,508	-	110	-	413	-	932
2.65%	-	5	-	-	-	-	-	1,558
2.70%	-	-	-	-	-	-	-	1,194
2.75%	-	-	-	31	-	-	-	236
2.80%	-	-	-	-	-	-	-	785
2.85%	-	-	-	83	-	-	-	590
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	3,058	-	-	-	129
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$73,474	$1,924,509	$130,805	$6,005,328	$103,121	$454,268	$4,519,008	$1,548,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.40%	$-	$-	$478	$-	$578	$-	$-	$-
0.65%	-	-	2,331	-	265	-	-	-
0.75%	-	-	16,058	-	2,330	-	-	-
0.80%	686	3,052	-	2,877	-	419	1,020	-
0.85%	-	-	22,130	-	6,190	-	-	-
0.95%	-	-	3,400	-	2,214	-	-	-
1.05%	-	-	4,602	-	5,538	-	-	-
1.10%	-	-	88,117	-	44,790	-	-	84
1.15%	-	-	793,803	-	542,801	-	-	9,508
1.20%	-	-	6,110	-	2,882	-	-	-
1.25%	-	-	75,277	-	68,854	-	-	7,082
1.30%	214,673	242,829	383,252	253,495	303,581	544,114	260,437	238
1.35%	-	-	181,733	-	185,316	-	-	-
1.40%	102,158	115,786	75,778	63,724	25,293	131,773	53,264	1,439
1.45%	-	-	125,616	-	77,751	-	-	911
1.50%	-	-	194,343	-	168,529	-	-	2,380
1.55%	-	-	639,558	-	421,378	-	-	3,765
1.60%	-	-	67,922	-	62,254	-	-	559
1.65%	-	-	191,716	-	134,069	-	-	-
1.70%	-	-	93,607	-	43,791	-	-	3,683
1.75%	-	-	1,606,786	-	693,635	-	-	480
1.80%	-	-	164,405	-	120,735	-	-	937
1.85%	-	-	151,772	-	104,596	-	-	561
1.90%	-	-	28,664	-	23,492	-	-	422
1.95%	-	-	235,387	-	150,315	-	-	593
2.00%	-	-	263,394	-	113,332	-	-	18
2.05%	-	-	73,441	-	64,247	-	-	176
2.10%	-	-	88,271	-	68,585	-	-	5
2.15%	-	-	231,209	-	78,159	-	-	-
2.20%	-	-	87,806	-	59,426	-	-	162
2.25%	-	-	130,917	-	24,447	-	-	32
2.30%	-	-	40,789	-	46,600	-	-	-
2.35%	-	-	481,298	-	81,163	-	-	-
2.40%	-	-	79,403	-	25,170	-	-	-
2.45%	-	-	39,773	-	10,609	-	-	-
2.50%	-	-	44,289	-	29,897	-	-	-
2.55%	-	-	36,342	-	7,806	-	-	-
2.60%	-	-	16,638	-	13,015	-	-	-
2.65%	-	-	4,560	-	2,692	-	-	-
2.70%	-	-	10,538	-	1,481	-	-	-
2.75%	-	-	5,378	-	38	-	-	-
2.80%	-	-	3,642	-	13,694	-	-	-
2.85%	-	-	461	-	364	-	-	-
2.90%	-	-	3,979	-	537	-	-	-
2.95%	-	-	784	-	351	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	401	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	43	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	58	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$317,517	$361,667	$6,796,201	$320,096	$3,832,848	$676,306	$314,721	$33,035

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.40%	$188	$-	$-	$-	$140	$-	$-	$-
0.65%	78	-	110	-	625	-	-	-
0.75%	1,030	-	2,884	-	2,091	-	-	-
0.80%	-	300	897	-	398	399	-	243
0.85%	1,657	-	2,323	-	4,132	-	-	-
0.95%	300	-	1,246	3,325	5,225	350	339	1,632
1.05%	779	-	796	2,039	3,010	1,381	36	1,394
1.10%	12,524	-	22,437	2,142	26,245	3,231	221	16,854
1.15%	130,771	-	241,519	133,761	238,522	49,221	8,120	152,327
1.20%	987	-	1,676	3,491	10,664	294	199	1,235
1.25%	11,750	-	41,999	49,469	33,078	5,514	5,374	17,823
1.30%	84,727	63,492	204,075	2,063	173,342	48,808	-	37,996
1.35%	29,790	-	130,177	47,348	79,360	18,095	-	44,990
1.40%	3,587	19,694	123,754	16,668	45,564	17,078	2,628	13,470
1.45%	25,880	-	52,224	28,856	45,579	19,511	2,597	32,540
1.50%	40,715	-	126,191	35,113	67,059	14,791	3,593	39,761
1.55%	96,358	-	253,285	163,671	235,469	72,845	7,701	162,837
1.60%	8,950	-	97,341	17,811	26,678	3,893	6,172	14,064
1.65%	22,650	-	83,213	36,625	59,840	32,150	19	24,531
1.70%	20,540	-	22,775	14,408	30,965	2,935	1,939	24,820
1.75%	165,027	-	348,789	81,996	457,469	46,888	885	206,687
1.80%	33,286	-	96,066	65,065	59,660	17,331	3,498	35,601
1.85%	36,212	-	38,101	17,150	39,228	5,863	1,180	20,648
1.90%	7,343	-	3,451	11,017	7,267	2,439	1,591	12,315
1.95%	39,152	-	63,822	21,975	75,079	13,273	799	32,792
2.00%	21,251	-	77,126	37,309	94,303	9,052	14	35,202
2.05%	4,825	-	17,745	20,389	22,397	1,436	732	6,601
2.10%	16,343	-	24,980	15,025	41,079	22,918	705	20,126
2.15%	9,975	-	18,753	20,847	73,868	5,053	305	16,697
2.20%	18,194	-	11,309	19,259	25,100	1,636	-	13,217
2.25%	5,800	-	19,295	3,192	30,068	1,079	472	11,644
2.30%	11,382	-	9,082	13,346	14,202	4,948	-	17,394
2.35%	28,287	-	4,036	6,303	133,464	61	-	58,551
2.40%	1,785	-	3,070	2,517	20,504	918	-	6,109
2.45%	4,588	-	3,214	2,089	12,505	1,367	-	4,649
2.50%	9,918	-	849	1,045	12,385	487	-	36,654
2.55%	1,298	-	5,381	520	9,132	635	-	3,461
2.60%	2,262	-	425	567	5,050	-	-	6,703
2.65%	886	-	20	640	358	280	-	116
2.70%	1,350	-	-	-	3,580	-	-	2,387
2.75%	124	-	-	-	678	-	-	932
2.80%	153	-	724	15	4,109	-	-	1,484
2.85%	471	-	-	-	142	-	-	705
2.90%	-	-	-	-	766	-	-	-
2.95%	73	-	645	-	219	-	-	387
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	181	-	-	161
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	15	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$913,246	$83,486	$2,155,805	$897,056	$2,230,794	$426,160	$49,119	$1,137,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FTVGI3	FTVFA2	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$-	$-	$43	$-	$-	$-	$-	$-
0.65%	152	-	1,306	-	-	-	-	-
0.75%	1,741	154	7,499	-	-	-	-	-
0.80%	677	21	354	-	-	243	130	389
0.85%	2,073	-	6,800	-	-	-	-	-
0.95%	2,026	-	6,337	-	-	290	7,438	-
1.05%	3,760	289	992	-	-	45	2,123	-
1.10%	10,344	2,507	32,717	-	-	276	5,963	-
1.15%	231,343	21,296	262,968	-	-	4,652	57,757	-
1.20%	484	-	3,413	-	-	51	-	-
1.25%	29,752	5,647	23,806	-	-	2,475	7,075	-
1.30%	297,028	35,170	305,136	100	2	4,983	68,050	362,428
1.35%	79,998	16,148	54,665	-	-	1,173	26,106	-
1.40%	84,985	5,539	145,495	83	197	5,838	11,938	165,329
1.45%	77,496	21,040	55,914	-	-	2,288	10,804	-
1.50%	92,083	39,182	57,455	-	-	1,808	8,575	-
1.55%	145,655	67,622	235,118	-	-	10,160	32,313	-
1.60%	101,551	23,810	32,913	-	-	1,238	4,095	-
1.65%	59,942	6,095	79,889	-	-	301	12,402	-
1.70%	11,485	3,170	40,862	-	-	593	7,130	-
1.75%	176,185	73,349	516,522	-	-	7,964	58,617	-
1.80%	100,555	10,946	78,167	-	-	1,521	9,945	-
1.85%	41,372	7,269	44,845	-	-	765	8,105	-
1.90%	1,700	78	14,437	-	-	62	7,019	-
1.95%	39,654	15,787	80,535	-	-	1,133	4,072	-
2.00%	35,790	7,097	96,641	-	-	161	5,171	-
2.05%	8,696	2,482	21,116	-	-	2,476	4,698	-
2.10%	9,307	205	26,953	-	-	676	6,672	-
2.15%	4,393	2,171	76,579	-	-	1,398	6,274	-
2.20%	18,661	11,502	33,326	-	-	1,795	1,331	-
2.25%	4,399	320	82,519	-	-	306	735	-
2.30%	4,615	965	19,102	-	-	764	2,702	-
2.35%	667	2,909	249,196	-	-	1,851	3,749	-
2.40%	1,421	1,042	24,315	-	-	1,245	5,208	-
2.45%	1,857	-	16,905	-	-	-	-	-
2.50%	1,395	603	17,751	-	-	105	64	-
2.55%	723	2,534	11,005	-	-	25	-	-
2.60%	442	-	8,040	-	-	-	224	-
2.65%	3,424	1,610	2,523	-	-	-	234	-
2.70%	-	-	3,630	-	-	-	-	-
2.75%	-	-	4,518	-	-	-	-	-
2.80%	-	-	1,184	-	-	31	-	-
2.85%	-	-	780	-	-	-	-	-
2.90%	-	-	901	-	-	-	-	-
2.95%	-	-	359	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	489	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,687,831	$388,559	$2,786,020	$183	$199	$58,692	$386,719	$528,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.40%	$-	$-	$-	$-	$-	$-	$98	$-
0.65%	-	-	-	-	-	-	1,194	-
0.75%	-	-	495	-	-	-	3,687	-
0.80%	524	1,305	-	919	-	120	-	343
0.85%	-	-	1,210	-	-	-	7,492	-
0.95%	-	-	8,470	-	8	-	1,604	-
1.05%	-	-	5,798	-	252	-	1,455	-
1.10%	-	-	6,416	-	303	-	41,947	-
1.15%	-	-	183,090	-	18,601	-	355,751	-
1.20%	-	-	1,376	-	763	-	3,924	-
1.25%	-	-	37,979	-	25,784	-	37,471	-
1.30%	286,277	557,217	29,922	880,188	2,227	131,675	109,978	45,958
1.35%	-	-	89,854	-	-	-	88,572	-
1.40%	181,672	108,837	12,743	509,055	1,671	31,059	40,379	12,394
1.45%	-	-	45,573	-	4,838	-	45,543	-
1.50%	-	-	44,637	-	6,081	-	89,296	-
1.55%	-	-	130,121	-	17,643	-	383,865	-
1.60%	-	-	19,536	-	300	-	20,945	-
1.65%	-	-	52,739	-	46	-	95,408	-
1.70%	-	-	8,381	-	2,093	-	58,853	-
1.75%	-	-	78,712	-	2,125	-	930,756	-
1.80%	-	-	30,405	-	9,670	-	90,565	-
1.85%	-	-	14,238	-	4,237	-	59,136	-
1.90%	-	-	3,569	-	540	-	11,363	-
1.95%	-	-	23,333	-	744	-	127,637	-
2.00%	-	-	21,586	-	930	-	157,033	-
2.05%	-	-	6,369	-	1,376	-	39,853	-
2.10%	-	-	20,406	-	1,835	-	65,991	-
2.15%	-	-	2,793	-	1,261	-	192,791	-
2.20%	-	-	19,200	-	-	-	42,757	-
2.25%	-	-	2,393	-	164	-	61,716	-
2.30%	-	-	2,353	-	-	-	16,371	-
2.35%	-	-	3,076	-	-	-	289,735	-
2.40%	-	-	2,020	-	-	-	55,318	-
2.45%	-	-	701	-	-	-	22,363	-
2.50%	-	-	109	-	-	-	17,136	-
2.55%	-	-	1,016	-	-	-	23,272	-
2.60%	-	-	68	-	-	-	10,813	-
2.65%	-	-	38	-	-	-	2,434	-
2.70%	-	-	-	-	-	-	6,742	-
2.75%	-	-	-	-	-	-	2,959	-
2.80%	-	-	3,230	-	-	-	1,485	-
2.85%	-	-	-	-	-	-	540	-
2.90%	-	-	-	-	-	-	1,922	-
2.95%	-	-	-	-	-	-	607	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	242	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	48	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$468,473	$667,359	$913,955	$1,390,162	$103,492	$162,854	$3,619,047	$58,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD

0.40%	$54	$-	$-	$-	$-	$-	$1,104	$1,419
0.65%	43	-	-	-	21	-	1,351	779
0.75%	450	-	-	-	32	2,335	19,877	5,953
0.80%	-	486	97	-	-	111	532	-
0.85%	1,752	-	-	-	130	1,230	21,325	8,103
0.95%	1,837	-	-	218	-	41	5,588	1,013
1.05%	2,891	-	-	90	-	213	6,088	1,524
1.10%	9,718	-	-	66	684	7,924	58,625	5,659
1.15%	95,711	-	-	4,620	6,460	35,886	406,779	129,076
1.20%	116	-	-	74	-	79	1,900	45
1.25%	15,253	-	-	918	47	7,070	36,749	6,248
1.30%	58,868	117,104	1,046	-	8,218	49,906	743,970	499,233
1.35%	43,918	-	-	1,343	2,783	14,835	108,466	41,683
1.40%	4,289	22,241	336	350	1,537	12,522	80,624	41,336
1.45%	21,928	-	-	1,475	734	7,403	65,213	20,247
1.50%	33,068	-	-	677	4,752	21,783	238,771	136,328
1.55%	123,556	-	-	5,304	4,269	34,477	379,528	71,830
1.60%	15,304	-	-	182	8,603	36,558	123,769	108,839
1.65%	40,459	-	-	747	1,909	8,526	116,070	32,043
1.70%	7,102	-	-	281	1	628	28,761	3,229
1.75%	127,597	-	-	3,200	9,565	35,293	1,009,907	399,861
1.80%	29,631	-	-	1,108	2,763	9,880	118,079	34,488
1.85%	20,933	-	-	354	2,405	3,288	167,244	88,619
1.90%	3,629	-	-	225	-	1,265	15,793	2,899
1.95%	35,107	-	-	353	1,414	12,612	274,701	100,294
2.00%	32,456	-	-	753	2,634	9,413	154,200	26,134
2.05%	17,354	-	-	115	322	2,800	64,894	31,076
2.10%	30,435	-	-	200	4,493	8,746	65,677	25,026
2.15%	6,904	-	-	140	80	1,851	89,746	20,036
2.20%	11,043	-	-	470	1,476	5,320	118,417	71,728
2.25%	2,666	-	-	179	428	378	35,271	3,883
2.30%	9,751	-	-	-	23	1,277	38,171	28,013
2.35%	8,492	-	-	-	1,018	-	148,468	6,420
2.40%	1,198	-	-	14	447	122	26,607	859
2.45%	4,281	-	-	76	-	642	24,034	7,950
2.50%	6,235	-	-	-	-	-	9,773	2,932
2.55%	4,886	-	-	-	2,105	1,577	18,648	2,177
2.60%	676	-	-	-	-	-	3,974	1,019
2.65%	1,263	-	-	-	-	-	3,378	2,302
2.70%	50	-	-	-	-	-	4,034	467
2.75%	336	-	-	5	-	-	994	-
2.80%	16,361	-	-	-	-	-	20,089	275
2.85%	-	-	-	-	-	-	164	-
2.90%	-	-	-	-	-	-	855	-
2.95%	-	-	-	-	-	-	267	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	113	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	42	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$847,643	$139,831	$1,479	$23,537	$69,353	$335,991	$4,858,609	$1,971,045

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PVGIB	PVTIGB	PVTVB	ACEG2	AVBV2	VYDS	TRHS2	VWHAS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	51	-
0.75%	-	-	-	-	-	-	2,351	3,328
0.80%	-	-	-	19	-	-	784	1
0.85%	-	-	-	-	-	-	4,354	929
0.95%	-	-	759	482	-	-	1,936	239
1.05%	112	-	10	1,043	-	-	1,217	-
1.10%	514	-	205	503	-	-	4,514	52
1.15%	7,340	1,166	8,190	7,860	-	418	75,751	2,228
1.20%	110	-	-	-	-	-	570	-
1.25%	1,778	446	5,515	1,604	-	3,023	5,290	222
1.30%	-	-	-	1,679	-	-	160,022	18,349
1.35%	1,026	-	695	1,590	-	1,250	16,391	2,131
1.40%	264	339	513	1,677	-	-	49,465	471
1.45%	1,005	254	842	1,332	-	-	7,533	187
1.50%	920	620	838	3,053	-	-	27,386	7,877
1.55%	9,562	231	6,444	8,973	23	51	55,122	4,419
1.60%	43	29	3,489	460	-	-	15,447	4,753
1.65%	1,808	-	972	522	-	58	14,157	1,251
1.70%	380	-	735	2,769	-	-	3,349	207
1.75%	7,011	499	845	5,988	-	-	72,730	8,738
1.80%	1,851	940	2,009	1,530	-	-	12,074	857
1.85%	933	304	684	1,633	-	-	16,179	2,306
1.90%	1,127	-	1,783	1,615	-	-	1,362	-
1.95%	1,080	-	-	1,539	-	-	28,721	1,811
2.00%	724	-	292	2,107	-	-	22,148	584
2.05%	681	519	203	1,181	-	-	10,081	1,615
2.10%	1,589	59	87	1,903	-	-	16,802	8,716
2.15%	239	-	-	2,639	-	-	2,558	212
2.20%	167	-	24	248	-	-	38,968	3,633
2.25%	470	-	483	210	-	-	66	46
2.30%	148	-	174	144	-	-	3,864	683
2.35%	211	-	863	2,048	-	-	1,203	-
2.40%	-	-	-	606	-	-	281	-
2.45%	-	-	331	390	-	-	1,278	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	212	-	-	1,661	56
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	103	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	74	-
2.80%	-	-	-	-	-	-	10,195	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	11	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$41,093	$5,406	$36,985	$57,829	$23	$4,800	$686,038	$75,901

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	WRPCP	WRPMP

0.40%	$-	$-	$-	$-	$-	$69	$5,631	$36,766
0.65%	-	-	-	52	-	-	-	-
0.75%	-	-	1,369	3,755	40	162	-	-
0.80%	131	1,674	1,841	1,007	-	-	-	-
0.85%	-	-	1,282	984	109	1	-	-
0.95%	-	-	51	527	-	-	-	-
1.05%	-	-	541	1,864	-	-	-	-
1.10%	-	-	2,614	6,401	122	146	-	-
1.15%	-	-	19,200	107,388	6,784	1,389	-	-
1.20%	-	-	5	106	16	-	-	-
1.25%	-	-	2,973	37,984	619	21	-	-
1.30%	127,426	236,392	416,472	225,479	13,491	6,201	-	-
1.35%	-	-	7,876	62,815	1,927	1,010	-	-
1.40%	64,944	86,597	124,337	37,836	3,059	156	-	-
1.45%	-	-	4,113	20,061	896	180	-	-
1.50%	-	-	32,161	193,139	13,668	4,493	-	-
1.55%	-	-	19,242	124,094	6,046	878	-	-
1.60%	-	-	13,278	123,908	6,631	1,460	-	-
1.65%	-	-	9,028	33,563	2,969	1,025	-	-
1.70%	-	-	1,760	5,322	368	14	-	-
1.75%	-	-	17,972	240,358	16,126	6,498	-	-
1.80%	-	-	11,507	78,195	4,055	662	-	-
1.85%	-	-	5,993	24,902	2,260	931	-	-
1.90%	-	-	456	1,858	2,037	53	-	-
1.95%	-	-	7,836	114,724	2,255	1,817	-	-
2.00%	-	-	3,350	78,462	3,133	441	-	-
2.05%	-	-	5,239	12,749	1,300	1,207	-	-
2.10%	-	-	21,648	45,243	1,995	510	-	-
2.15%	-	-	2,125	12,569	336	11	-	-
2.20%	-	-	27,499	72,123	8,458	236	-	-
2.25%	-	-	379	515	724	13	-	-
2.30%	-	-	751	14,277	4,932	724	-	-
2.35%	-	-	206	3,471	1,688	-	-	-
2.40%	-	-	5,267	1,330	-	4	-	-
2.45%	-	-	3,377	1,637	20	-	-	-
2.50%	-	-	-	1,306	-	220	-	-
2.55%	-	-	1,213	4,495	6,088	20	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	33	2,235	29	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,011	-	-	-	-	-
2.80%	-	-	1,233	154	1,046	70	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$192,501	$324,663	$782,238	$1,696,888	$113,227	$30,622	$5,631	$36,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.40%	$75,962	$12,303	$-	$-	$37	$-	$-	$-
0.65%	-	-	-	-	27	-	-	-
0.75%	-	-	-	-	221	-	-	-
0.80%	-	-	-	-	91	-	-	-
0.85%	-	-	-	-	2,329	-	-	-
0.95%	-	-	-	-	663	-	-	-
1.05%	-	-	-	-	421	-	-	-
1.10%	-	-	-	-	9,544	90	-	-
1.15%	-	-	-	-	40,383	-	348	13
1.20%	-	-	-	-	17	-	-	-
1.25%	-	-	-	-	4,333	-	3,422	-
1.30%	-	-	91	3,180	95,644	-	-	-
1.35%	-	-	-	-	14,537	-	-	-
1.40%	-	-	433	259	11,818	-	-	152
1.45%	-	-	-	-	8,224	-	-	-
1.50%	-	-	-	-	27,329	-	-	-
1.55%	-	-	-	-	56,005	-	-	-
1.60%	-	-	-	-	10,815	-	-	454
1.65%	-	-	-	-	13,701	-	-	-
1.70%	-	-	-	-	2,583	-	-	-
1.75%	-	-	-	-	100,801	-	-	82
1.80%	-	-	-	-	7,542	-	-	-
1.85%	-	-	-	-	17,780	-	-	-
1.90%	-	-	-	-	3,241	-	-	-
1.95%	-	-	-	-	21,009	-	-	-
2.00%	-	-	-	-	13,652	-	-	-
2.05%	-	-	-	-	2,760	-	-	-
2.10%	-	-	-	-	19,031	-	-	-
2.15%	-	-	-	-	2,370	-	-	-
2.20%	-	-	-	-	34,259	-	-	156
2.25%	-	-	-	-	1,664	-	-	-
2.30%	-	-	-	-	5,978	-	-	-
2.35%	-	-	-	-	5,188	-	-	-
2.40%	-	-	-	-	797	-	-	-
2.45%	-	-	-	-	1,986	-	-	-
2.50%	-	-	-	-	938	-	-	-
2.55%	-	-	-	-	854	-	-	-
2.60%	-	-	-	-	74	-	-	-
2.65%	-	-	-	-	242	-	-	-
2.70%	-	-	-	-	422	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$75,962	$12,303	$524	$3,439	$539,310	$90	$3,770	$857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	JAGTS2	JAIGS2	VFMG2	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	141	-	-	-	-	-	-
0.75%	45	822	-	-	67	-	-	909
0.80%	80	1,533	-	9	43	68	346	335
0.85%	70	1,380	-	-	63	-	-	723
0.95%	-	6,260	-	237	261	-	-	98
1.05%	50	5,128	-	504	17	-	-	386
1.10%	239	3,286	-	300	1,207	-	-	1,490
1.15%	3,337	54,599	11,497	3,863	11,873	-	-	12,685
1.20%	-	10	-	-	134	-	-	3
1.25%	404	7,787	10,919	1,006	2,884	-	-	1,792
1.30%	23,244	129,809	-	771	13,339	15,491	46,533	118,546
1.35%	1,704	18,193	1,862	764	4,562	-	-	5,642
1.40%	4,957	27,243	213	1,220	1,620	9,250	12,510	28,996
1.45%	1,375	7,412	95	619	2,412	-	-	3,239
1.50%	4,948	10,594	-	1,553	4,797	-	-	17,895
1.55%	2,694	50,830	29	4,848	11,450	-	-	11,767
1.60%	1,494	8,985	263	226	1,842	-	-	9,831
1.65%	6,525	13,300	351	450	2,896	-	-	5,296
1.70%	516	2,938	-	1,384	1,124	-	-	1,128
1.75%	3,308	37,881	2,968	3,213	20,284	-	-	11,255
1.80%	915	12,174	-	769	3,188	-	-	6,874
1.85%	818	4,713	436	1,406	2,694	-	-	3,269
1.90%	190	3,193	223	820	676	-	-	589
1.95%	1,285	8,058	336	703	6,823	-	-	4,864
2.00%	861	10,199	-	1,394	3,369	-	-	2,481
2.05%	488	1,911	-	863	1,353	-	-	2,868
2.10%	1,392	5,566	-	988	7,789	-	-	13,299
2.15%	717	2,621	-	1,404	4,534	-	-	1,231
2.20%	2,680	2,880	245	152	1,791	-	-	8,168
2.25%	-	158	-	125	721	-	-	230
2.30%	70	629	-	109	3,553	-	-	444
2.35%	-	520	-	1,386	3,403	-	-	114
2.40%	-	101	-	309	667	-	-	3,132
2.45%	201	589	-	408	1,068	-	-	2,414
2.50%	-	46	-	128	2,229	-	-	-
2.55%	284	320	-	107	590	-	-	1,184
2.60%	-	-	-	-	69	-	-	-
2.65%	-	253	-	-	-	-	-	89
2.70%	-	-	-	-	15	-	-	-
2.75%	-	-	-	-	200	-	-	5,345
2.80%	-	198	-	-	233	-	-	683
2.85%	-	-	-	-	197	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	9	47	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$64,891	$442,260	$29,437	$32,047	$126,084	$24,809	$59,389	$289,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVHI3	OVHI4	OVHI	OVHIS
0.40%	$-	$-	$-	$-
0.65%	-	-	-	-
0.75%	-	-	-	-
0.80%	431	-	15	-
0.85%	-	-	-	-
0.95%	-	687	-	406
1.05%	-	194	-	263
1.10%	-	92	-	198
1.15%	-	15,508	-	5,532
1.20%	-	106	-	227
1.25%	-	2,235	-	2,307
1.30%	4,399	-	169	-
1.35%	-	5,152	-	1,652
1.40%	1,093	662	13	1,124
1.45%	-	4,917	-	1,012
1.50%	-	2,451	-	861
1.55%	-	17,586	-	5,955
1.60%	-	437	-	319
1.65%	-	2,975	-	876
1.70%	-	529	-	711
1.75%	-	12,550	-	2,320
1.80%	-	2,087	-	2,394
1.85%	-	1,036	-	713
1.90%	-	823	-	255
1.95%	-	1,399	-	178
2.00%	-	3,363	-	730
2.05%	-	45	-	455
2.10%	-	941	-	297
2.15%	-	441	-	181
2.20%	-	2,876	-	217
2.25%	-	635	-	145
2.30%	-	-	-	5
2.35%	-	-	-	61
2.40%	-	58	-	-
2.45%	-	345	-	-
2.50%	-	-	-	-
2.55%	-	-	-	-
2.60%	-	-	-	-
2.65%	-	-	-	-
2.70%	-	-	-	-
2.75%	-	12	-	-
2.80%	-	-	-	-
2.85%	-	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.15%	-	-	-	-
3.20%	-	-	-	-
3.25%	-	-	-	-
3.30%	-	-	-	-
3.40%	-	-	-	-

	$5,923	$80,142	$197	$29,394

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $992,712,778 and $1,259,932,807, respectively, and total transfers from the Account to the fixed account were $301,251,657 and $267,916,742, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $10,008,558 and $15,728,316 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,377,510 and $23,803,282 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,333,007 and $5,392,901 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$33,973,541,816	$0	$0	$33,973,541,816

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$90,834	$143,771
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	1,941,698	12,463
Growth Fund - Class 1 ( AFGF )	113,001	782,187
High-Income Bond Fund - Class 1 ( AFHY )	5,554,556	5,488,414
Protected Asset Allocation Fund - Class P2 ( AVPAP2 )	13,151,517	56
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	46,041	153,323
Global Allocation V.I. Fund - Class III ( MLVGA3 )	30,429,998	10,247,168
Money Market Portfolio(TM) ( CHSMM )	8,160,040	11,777,911
Stock Index Fund, Inc. - Initial Shares ( DSIF )	16,595,091	34,970,368
Stock Index Fund, Inc. - Service Shares ( DSIFS )	28,290,060	20,611,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG )	706,502	5,774,636
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	569,752	11,972
VA International Equity Fund ( HVIE )	3,915,386	1,650,420
VA Situs Fund ( HVSIT )	10,494,030	5,706,022
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	1,484,725	16,807
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	24,827,495	2,932,382
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,118,340	1,147,213
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	2,542,866	1,927,486
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	25,624,529	21,380,693
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	18,945,264	3,714,995
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	102,517,058	16,211,044
Investors Growth Stock Series - Service Class ( MIGSC )	655,522	2,870,690
New Discovery Series - Service Class ( MNDSC )	2,675,845	168,106
Value Series - Service Class ( MVFSC )	14,526,019	63,465,761
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	24,570,204	5,576,740
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	483,285	719,783
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,811,462	4,033,841
Emerging Markets Debt Portfolio - Class I ( MSEM )	100,371	769,065
Emerging Markets Debt Portfolio - Class II ( MSEMB )	28,079	175,426
Global Real Estate Portfolio - Class II ( VKVGR2 )	55,861	338
U.S. Real Estate Portfolio - Class I ( MSVRE )	322	11,312
U.S. Real Estate Portfolio - Class II ( MSVREB )	32,259	32,647
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,703,143	10,443,619
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	9,214,469	26,418,089
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	396,661,820	45,529,030
American Funds NVIT Bond Fund - Class II ( GVABD2 )	210,343,286	26,964,393
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	14,933,577	13,752,465
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	15,401,138	26,010,660
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	132,911,755	46,297,313
Federated NVIT High Income Bond Fund - Class I ( HIBF )	490,653	1,683,266
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	53,468,078	54,462,799
NVIT Emerging Markets Fund - Class I ( GEM )	1,026	134,126
NVIT Emerging Markets Fund - Class II ( GEM2 )	2,489	378,935
NVIT Emerging Markets Fund - Class III ( GEM3 )	2,163,701	6,985,461
NVIT Emerging Markets Fund - Class VI ( GEM6 )	10,338,529	8,871,425
NVIT International Equity Fund - Class I ( GIG )	320	3,199
NVIT International Equity Fund - Class III ( GIG3 )	329,543	4,651,314
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	2,108,362	5,036,852
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	6,326,745	13,709,915
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	5,614,486	6,785,257
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	554,524	482,977
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,018,936	46,084,821
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	6,119,360	2,902,571
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	221,525,633	25,830,270
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	265,727,595	60,133,014
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	222,208,059	67,236,959
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	245,418,553	38,108,863
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	22,412,185	31,366,169
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	141,280,098	12,109,868
NVIT Core Bond Fund - Class I ( NVCBD1 )	1,888,368	1,466,211
NVIT Core Bond Fund - Class II ( NVCBD2 )	20,819,816	34,162,224
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	14,067,601	7,493,934
NVIT Nationwide Fund - Class I ( TRF )	2,058,410	21,104,745
NVIT Nationwide Fund - Class II ( TRF2 )	4,323,611	42,192,577
NVIT Government Bond Fund - Class I ( GBF )	82,400,243	112,407,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Century NVIT Growth Fund - Class I ( CAF )	1,202,056	5,014,115
American Century NVIT Growth Fund -Class II ( CAF2 )	13,969,385	2,442,144
NVIT International Index Fund - Class VIII ( GVIX8 )	3,589,169	5,149,721
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	5,807,940	74,555,354
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	207,174,144	4,355,236
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	229,059,362	40,142,600
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	177,536,262	33,615,624
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	70,938,935	200,290,234
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,167,687	233,960,717
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	60,783,557	65,929,955
NVIT Mid Cap Index Fund - Class I ( MCIF )	14,716,837	15,769,197
NVIT Money Market Fund - Class I ( SAM )	229,128,924	213,744,174
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	259,981	5,241,755
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	3,978,321	33,163,620
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	612	128,684
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	616,839	1,773,013
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	7,248,720	7,954,491
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,818,771	3,644,032
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	7,958,233	29,947,216
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	564,264	1,166,591
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	8,622,133	8,518,271
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	17,099,096	28,758,051
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	16,405,329	31,913,231
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	28,524,791	48,583,995
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,037,267	2,531,207
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	4,390,217	10,686,129
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	1,986,167	6,562,049
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	3,434,720	5,852,757
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	217,344	11,633,273
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	2,959,732	7,289,074
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	38,501,718	21,050,476
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	20,740,739	13,628,912
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,959,151	60,353,681
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	5,150,886	49,634,061
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,998,498	32,828,954
Van Kampen NVIT Comstock Value Fund - Class II ( EIF2 )	5,778,806	21,425,563
NVIT Real Estate Fund - Class I ( NVRE1 )	9,943,028	12,483,266
NVIT Real Estate Fund - Class II ( NVRE2 )	20,666,810	17,299,079
TOPS Protected Balanced ETF Portfolio - Class 4 ( NOTB4 )	283,701	106
TOPS Protected Growth ETF Portfolio - Class 4 ( NOTG4 )	151,844	51
TOPS Protected Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	77,187	37
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	136,232	3,420
VPS Growth and Income Portfolio - Class B ( ALVGIB )	215,965	1,533,345
VPS Small/Mid Cap Value Portfolio: Class B ( ALVSVB )	12,110,196	10,510,408
VP Balanced Fund - Class I ( ACVB )	2,626,699	4,776,705
VP Capital Appreciation Fund - Class I ( ACVCA )	7,199	34,143
VP Income & Growth Fund - Class I ( ACVIG )	858,141	2,769,332
VP Income & Growth Fund - Class II ( ACVIG2 )	317,519	1,017,792
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	51,154,252	26,509,607
VP International Fund - Class I ( ACVI )	724	7,344
VP International Fund - Class III ( ACVI3 )	1	96
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,016,387	2,122,866
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,668,955	7,544,662
VP Ultra(R) Fund - Class II ( ACVU2 )	-	5,760
VP Vista(SM) Fund - Class I ( ACVVS1 )	-	1,642
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,447,757	15,182,371
Appreciation Portfolio - Initial Shares ( DCAP )	6,719,114	6,298,920
Appreciation Portfolio - Service Shares ( DCAPS )	31,444,791	15,032,923
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	143,390	938,013
Growth and Income Portfolio - Initial Shares ( DGI )	574,381	2,283,331
Managed Tail Risk Fund II: Service Shares ( FCA2S )	100,720	451,826
Quality Bond Fund II - Primary Shares ( FQB )	1,595,233	1,873,169
Quality Bond Fund II - Service Shares ( FQBS )	2,826,920	8,956,328
Equity-Income Portfolio - Initial Class ( FEIP )	31,875,281	52,039,165
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	615,166	2,822,866
High Income Portfolio - Initial Class ( FHIP )	2,888,713	9,804,665
VIP Asset Manager Portfolio - Initial Class ( FAMP )	3,250,836	22,277,159
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,048,700	19,823,024
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	29,504,867	20,305,743
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,281,372	1,191,081
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	28,937,449	5,308,796
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,239,333	1,684,140
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	60,083,042	12,553,986
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,378,190	953,222
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	5,448,216	3,449,143
VIP Growth Portfolio - Initial Class ( FGP )	2,030,249	55,000,231
VIP Growth Portfolio - Service Class 2 ( FG2 )	15,807,945	20,830,270
VIP High Income Portfolio - Initial Class R ( FHIPR )	13,429,952	11,602,281
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	4,487,665	5,956,705
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	69,020,000	69,458,180
VIP Mid Cap Portfolio - Service Class ( FMCS )	2,935,292	6,517,458
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	30,777,630	35,760,953
VIP Overseas Portfolio - Initial Class ( FOP )	1,144,664	8,321,108
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,075,242	3,794,105
VIP Overseas Portfolio - Service Class 2 ( FO2 )	47,232	477,990
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	8,659,458	9,536,141
VIP Value Strategies Portfolio - Service Class ( FVSS )	1,058,454	1,643,704
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	23,413,195	11,532,003
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	1,700,980	14,423,641
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,782,132	39,905,824
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	3,313,504	5,095,394
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	98,990	631,753
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,237,833	13,410,185
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	16,933,991	10,465,849
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	6,571,416	2,954,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,305,909	38,348,612

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Growth Portfolio - I Class Shares ( AMTG )		1,287	2,701
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		4,689	12,115
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S ( AMRS )		34,800	34,800
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		491,468	1,691,269
Socially Responsive Portfolio - I Class Shares ( AMSRS )		302,439	6,621,725
Balanced Fund/VA - Non-Service Shares ( OVMS )		712,591	8,197,243
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,573,494	7,256,301
Global Securities Fund/VA - Class 3 ( OVGS3 )		2,387,367	8,914,401
Global Securities Fund/VA - Class 4 ( OVGS4 )		8,300,775	11,514,888
Global Securities Fund/VA - Non-Service Shares ( OVGS )		2,228,927	17,620,140
Global Securities Fund/VA - Service Class ( OVGSS )		158,232	1,363,563
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,768,342	3,375,507
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,102,660	51,935,866
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		1,022,675	1,275,157
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		5,502,149	10,592,978
Mid-Cap Growth Fund/VA - Non-Service Shares ( OVAG )		702,687	2,907,509
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		745,216	64,980
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		9,228,683	501,536
All Asset Portfolio - Advisor Class ( PMVAAD )		19,899,643	180,978
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		5,134,870	4,712,613
Low Duration Portfolio - Advisor Class ( PMVLAD )		88,346,091	23,232,207
Total Return Portfolio - Advisor Class ( PMVTRD )		128,559,604	4,087,297
Putnam VT Growth and Income Fund - Class IB ( PVGIB )		375,052	690,082
Putnam VT International Equity Fund - Class IB ( PVTIGB )		8,144	106,530
Putnam VT Voyager Fund - Class IB ( PVTVB )		207,374	1,553,174
Van Kampen V.I. American Franchise Fund: Series II Shares ( ACEG2 )		6,233,583	773,903
Van Kampen V.I. Value Opportunities Fund: Series II Shares ( AVBV2 )		15	4,646
Diversified Stock Fund Class A Shares ( VYDS )		3,723	13,712
Blue Chip Growth Portfolio - II ( TRBCG2 )		68,073	67,944
Equity Income Portfolio - II ( TREI2 )		-	1
Health Sciences Portfolio - II ( TRHS2 )		30,794,335	10,928,807
Eck VIP Trust - Global Hard Assets Fund - Service Class ( VWHAS )		14,460,436	1,040,372
VIP Trust - Global Bond Fund: Initial Class ( VWBF )		6,042,012	2,554,166
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM )		14,405,162	3,938,545
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )		61,590,413	17,608,570
Variable Insurance Portfolios - Asset Strategy ( WRASP )		23,551,095	12,403,823
Variable Insurance Portfolios - High Income ( WRHIP )		26,185,872	1,897,113
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		7,222,931	118,991
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		1,398,732	132,926
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		11,900,581	163,280
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		13,050,998	652,406
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		3,880,912	297,476
Advantage VT Discovery Fund ( SVDF )		44	4,090
Advantage VT Opportunity Fund - Class 2 ( SVOF )		339	27,121
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		10,874,300	9,960,669
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		583	2,509
Advantage VT Core Bond Fund ( WFVTRB )		9,930	3,773
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		3,480	12,338
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) ( JAGTS2 )		4,910,265	17,922,204
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2 )		2,568,373	96,480,226
Managed Allocation Fund - Moderate Growth II (obsolete) ( VFMG2 )		21,461	3,392,795
V.I. Capital Appreciation Fund - Series II (obsolete) ( AVCA2 )		309,263	6,878,703
V.I. Capital Development Fund - Series II (obsolete) ( AVCD2 )		437,070	26,287,599
VIP Trust - Global Bond Fund: Class R1 (obsolete) ( VWBFR )		287,542	6,048,171
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) ( VWEMR )		881,154	14,495,933
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) ( VWHAR )		8,018,941	61,325,051
High Income Fund/VA - Class 3 (obsolete) ( OVHI3 )		364,563	815,718
High Income Fund/VA - Class 4 (obsolete) ( OVHI4 )		2,425,012	9,352,273
High Income Fund/VA - Non-Service Shares (obsolete) ( OVHI )		3,187	25,829
High Income Fund/VA - Service Class (obsolete) ( OVHIS )		393,915	2,789,953

	Total	$4,820,788,315	$3,495,307,900

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2012	0.95% to 1.05%	29,102	$13.92 to $ 13.79	$402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
Growth Fund - Class 1 (AFGF)
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
High-Income Bond Fund - Class 1 (AFHY)
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
Protected Asset Allocation Fund - Class P2 (AVPAP2)
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.80% to 1.40%	597,636	$17.99 to $ 17.07	$10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
Investors Growth Stock Series - Service Class (MIGSC)
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
New Discovery Series - Service Class (MNDSC)
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Value Series - Service Class (MVFSC)
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	1.10% to 2.05%	40,884	$25.46 to $ 23.12	$1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
Global Real Estate Portfolio - Class II (VKVGR2)
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
U.S. Real Estate Portfolio - Class II (MSVREB)
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.80% to 1.40%	8,617	$24.38 to $ 22.63	$196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
NVIT Emerging Markets Fund - Class II (GEM2)
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
NVIT International Equity Fund - Class I (GIG)
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
NVIT International Equity Fund - Class III (GIG3)
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.75% to 2.60%	2,931,734	$15.73 to $ 9.16	$28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2012	0.65% to 3.20%	9,811,244	$ 9.45 to $ 12.08	$148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
NVIT Government Bond Fund - Class I (GBF)
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
American Century NVIT Growth Fund - Class II (CAF2)
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.40% to 2.75%	4,886,268	$ 12.92 to $ 19.40	$105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
NVIT Money Market Fund - Class I (SAM)
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.40% to 3.20%	11,668,408	$ 10.59 to $ 9.46	$118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.40% to 3.20%	17,866,204	$ 14.30 to $ 12.88	$244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
VP Balanced Fund - Class I (ACVB)
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
VP Income & Growth Fund - Class II (ACVIG2)
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.40% to 3.30%	18,958,776	$ 13.41 to $ 12.35	$ 280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
Appreciation Portfolio - Service Shares (DCAPS)
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	0.95% to 2.40%	90,443	$13.01 to $ 13.37	$1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
Quality Bond Fund II - Service Shares (FQBS)
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
High Income Portfolio - Initial Class (FHIP)
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.10% to 2.65%	10,721,864	$13.67 to $ 12.11	$141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	0.40% to 3.30%	9,324,722	$11.19 to $ 21.50	$241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.80% to 3.30%	4,857,387	$ 11.23 to $ 12.58	$ 71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.80% to 1.40%	1,736,330	$15.22 to $ 14.98	$33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
Global Securities Fund/VA - Service Class (OVGSS)
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.75% to 2.55%	1,763,524	$ 13.31 to $ 12.45	$ 22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
Diversified Stock Fund Class A Shares (VYDS)
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
Health Sciences Portfolio - II (TRHS2)
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.75% to 2.80%	2,974,012	$ 9.77 to $ 9.64	$ 65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
Advantage VT Core Bond Fund (WFVTRB)
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	$11.34 to $ 10.46	$3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	$2.79 to $ 2.56	$7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	$8.10 to $ 12.26	$14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%

2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			7,453,205
2008	Contract owners equity:			$16,006,481,073

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.
As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177319) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-177319) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm."
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm."

The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm."
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177319) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 49 and 75 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact